UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                     Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report

October 31, 2020

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Markets Fund (the “Fund”) increased 17.36%, net of fees, for the six-month period ended October 31, 2020. The MSCI Emerging Markets Net Dividend Index rose 20.96% over the trailing six-months ended October 31, 2020.

Emerging market economic growth began its recovery during the period despite the COVID-19 virus still widespread across most countries. Strong fiscal and monetary policy responses have allowed economic growth to recover and equity markets to rise. Emerging markets were also assisted by a steady improvement in Chinese economic growth. China was the first country impacted by COVID-19 but reportedly has since virtually eliminated the virus from local transmission, which has allowed economic activity to return to near normal levels. Given China’s size, the positive impacts on emerging markets should not be understated.

The Fund’s performance was positively influenced by positions in technology software and internet. These stocks have performed well, as their earnings outlook has not been negatively influenced by the virus. Conversely, many of these companies have benefited from increased demand for technology services. Chinese internet giants such as Alibaba and Tencent have reported robust demand for online shopping, electronic payment services and online entertainment. The low interest rate environment has also aided demand for durable goods such as automobiles and appliances. Sales for Korean automaker Hyundai Motor are quickly recovering, as are sales for Chinese appliance maker Haier Electronics. While most stocks rose during the period, financial stocks generally fell or tended to trail the market advance. Continued concerns regarding credit quality and pressure on interest income have caused investors to remain cautious. Within the Fund, insurance stocks such as PICC Property & Casualty and Old Mutual were among the worst performing.

The Fund’s relative under-performance versus the benchmark was driven by unfavorable stock selection in China. Stock selection outside of China provided a slightly positive offset. The Fund’s positions in China rose in aggregate, however they rose less than the benchmark for the period. The unfavorable stock selection was across multiple sectors and companies, as investors have rushed to companies seen as having the highest potential growth rates. The portfolio has been under-allocated to these high forecasted growth companies due to their excessively high valuations. This surge in demand for high forecasted growth has been present since early April when the central government announced policies that seemed to encourage stock market participation. Stock selection outside of China benefited from stock selection in South Korea, Taiwan and India. South Korea benefited from positions in Korean automakers, which are benefiting from a rebound in auto sales and a positive new model cycle. Strong earnings results from the Fund’s Taiwanese semiconductor companies and favorable stock selection across multiple holdings in India were positive contributors to relative performance.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2020

(Unaudited)

Investment Environment and Outlook

Our base case scenario is a continuation of economic recovery across emerging markets. China, South Korea and Taiwan appear to have largely addressed the COVID-19 pandemic and are returning to normal economic activity. India and South East Asia are still battling hard against the virus, but a further curtailment of economic activity is not likely. COVID-19 cases in South Africa and Latin America appear to be on a declining trend and restrictions are being lifted in those countries. A vaccine or broadly effective treatment would accelerate these trends, although this will not likely occur until first half 2021. We believe market performance over the remainder of the year will reflect the progress on a COVID-19 vaccine or broadly effective treatment. Positive developments in either of these two areas would have a positive impact on market returns and potentially cause a sharp reversal within market style categories. Failure to produce either would cause emerging market equities to fall and the current market leadership to continue. We are optimistic that the tremendous financial, intellectual and productive capacity currently being employed will be successful and allow emerging markets to continue their rebound.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed over the past six months from April 30, 2020 through October 31, 2020 and reflects the views of the investment adviser at the time of this writing. These views may change and do not guarantee future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six Months†	1 Year	3 Year	5 Year	Since Inception*
Class I Shares	17.36%	-1.31%	-2.14%	5.55%	-0.77%
MSCI Emerging Markets Net Dividend Index	20.96%	8.25%	1.94%	7.91%	2.24%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Fund (the “Fund”) commenced operations on December 6, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

As stated in the current prospectus dated September 1, 2020, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 2.37% and 1.28%, respectively of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items, and brokerage commissions do not exceed 1.27% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Net Dividend Index. This index is a free float-adjusted market capitalization index and is designed to measure equity market performance of emerging markets. This index is net total return which reinvests dividends after the deduction of withholding taxes. The returns for this index do not include any transaction costs, management fees or other costs. It is impossible to invest directly in an index.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report

October 31, 2020

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Markets Debt Fund (the “Fund”) returned +10.61%, net of fees, for the six-month period ended October 31, 2020. The J.P. Morgan Emerging Markets Bond Index Global Diversified Index (the “Index”) returned +12.30% over the trailing six-months ended October 31, 2020.

The U.S. economy was decimated due to COVID-19 earlier in the year, but bounced back significantly over the last several months. The financial markets, including equities and credit, rebounded due to the massive amount of monetary and fiscal support and with the improvement in the economy. The Federal Reserve cut rates by 150 basis points1 in less than two weeks in March to take the Funds Rate back to 0%. They also restarted Quantitative Easing by purchasing bonds, but this time also included investment grade corporate bonds. U.S. interest rates declined slightly for shorter maturities and increased for longer maturities during the reporting period. The two-year Treasury declined by 6 basis points and closed at 0.14%. while the ten-year treasury rose 24 basis points to 0.88%.

Emerging markets debt (“EMD”) performed very well during the reporting period after a significant decline in March due to the virus. EMD was supported by the monetary and fiscal policies that were enacted since mid-March. Oil prices rose from $18.8 to $35.8 a barrel over the past six months after declining significantly earlier in the year. Overall commodity prices were higher for the period. Local Currency EMD performed worse than Hard Currency EMD, but both segments had positive returns.

Within U.S. Dollar EMD, investment grade sovereigns outperformed lower quality sovereigns as investors were drawn to the safety of higher rated countries due to the significant uncertainty. Some of the best performing countries within U.S. Dollar EMD included Qatar, Chile, Kuwait and Uruguay with returns above +10%. Lebanon, Ecuador, Argentina, Sri Lanka, and Angola were the worst performing countries over the past six months and these countries all experienced significant problems. Europe and the Middle East were the strongest performing regions. Spreads in EMD tightened by 189 basis points during the last six months to +421 over Treasuries, while the yield of the Index declined by 160 basis points and closed at 5.20%. The much tighter spreads were slightly offset by higher U.S. Treasury yields in longer maturities later in the period.

In regard to the performance of the Fund, the main negative drivers were overweights and positioning in Argentina, Egypt, Venezuela and Lebanon. In addition, our underweight to several higher quality countries also detracted from performance as these countries performed much better. Our local currency position in Brazil also hurt returns. An overweight and positioning in Ukraine and Israel and underweights to Angola and Sri Lanka added to returns.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2020

(Unaudited)

Investment Environment and Outlook

EMD performed very well since late March after a significant decline in the 1st quarter due to the impact of COVID-19. Spreads tightened over the past six months, making back some of the widening from earlier in the year. Global economic activity recovered substantially in most countries, but the virus contagion remains a concern. Another uncertainty is the results of the November U.S. Presidential election, and this may lead to additional volatility. Central Banks across the world have provided substantial monetary support including reducing interest rates and purchasing massive amounts of government securities. This support has been instrumental in getting credit markets back to normal. We expect this support will continue, potentially for years to come to ensure that rates stay low, corporations have access to capital markets, and economic activity recovers.

We believe the current valuations for EMD are attractive for long-term investors, although the asset class could be volatile depending on COVID-19, the volatility of oil prices, and country specific events. We were active buying for the portfolio earlier in the year but have been much less active over the last several months. We continue to look for opportunities to add positions to the portfolio. Historically, our portfolios often lag the benchmark in the beginning stage of a recovery phase because higher quality credits (in which we are underweight) tend to rally first. As the rally takes hold and becomes more sustainable, the more attractive lower quality credits (that we are overweight) rise strongly. This happened in the financial crisis of 2008/2009 and we are hopeful this situation will occur in 2020/2021.

Heading into November, the primary overweight exposures in the Fund include Brazil, Ukraine, Egypt, Mexico, and Israel. In local currency bonds, the main positions are in Mexico, Poland and Brazil and the Fund’s total local currency exposure is close to 12%. The Fund is underweight several higher quality countries that the investment team believes are overvalued including Qatar, Panama, UAE, and the Philippines. The Fund has a yield advantage when compared to the benchmark and a shorter duration.2

[1]

Basis points, otherwise known as bps or “bips,” are a unit of measure used in finance to describe the percentage change in the value or rate of a financial instrument. A basis point is one hundredth of a percent.

[2]

Duration: Duration, expressed in years, is a measure of the average time-to-maturity of a bond. It is calculated as the weighted average of the time-to-maturity of its cashflows, weighted by the cashflows’ present value. Duration is also a useful measure of the sensitivity of a bond’s price to interest rate movements. As an example, if interest rates rise (fall) by 1%, a bond with a duration of 2 years will experience an approximate price decline (increase) of 2%, and a bond with a duration of 3 years will experience an approximate price decline (increase) of 3%.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2020

(Unaudited)

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed over the past six months from April 30, 2020 through October 31, 2020 and reflects the views of the investment adviser at the time of this writing. These views may change and do not guarantee future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets. The value of debt securities generally falls when interest rates rise. The Fund may invest without limit in below-investment grade debt securities commonly called “high yield” securities or “junk bonds.” Such securities may have greater default risk, less liquidity, and greater price volatility than investment-grade bonds.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six Months†	1 Year	3 Year	5 Year	Since Inception*
Class I Shares	10.61%	-4.41%	-1.73%	2.67%	3.71%
J.P. Morgan EMBI Global Diversified Index	12.30%	0.98%	3.35%	5.56%	5.52%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Debt Fund (the “Fund”) commenced operations on September 27, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

As stated in the current prospectus dated September 1, 2020, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 3.67% and 0.89%, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”),“Acquired Fund Fees and Expenses,” interest, extraordinary items, and brokerage commissions do not exceed 0.89% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBI Global Diversified Index). This index tracks the traded market for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities and includes Brady bonds, loans, Eurobonds and external debt instruments. It limits the weights of those Index countries with larger debt stock by only including specified portions of these countries eligible current face amounts of debt outstanding. The returns for the index do not include any transaction costs, management fees or other costs. It is impossible to invest directly in an index.

7

DUPONT CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2020

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2020 through October 31, 2020 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

DUPONT CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2020

(Unaudited)

	DuPont Capital Emerging Markets Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period*
Class I
Actual	$1,000.00	$1,173.60	$6.96
Hypothetical (5% return before expenses)	1,000.00	1,018.80	6.46

	DuPont Capital Emerging Markets Debt Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period**
Class I
Actual	$1,000.00	$1,106.10	$4.72
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 1.27% for Class I Shares of the DuPont Capital Emerging Markets Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Fund’s ending account value on the first line in the table is based on the actual total return for the six-month period ended October 31, 2020 for the Fund of 17.36%.

**

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 0.89% for Class I Shares of the DuPont Capital Emerging Markets Debt Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Debt Fund’s ending account value on the first line in the table is based on the actual total return for the six-month period ended October 31, 2020 for the Fund of 10.61%.

9

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Internet & Catalog Retail	15.3%	$3,774,689
Banks	12.3	3,024,309
Semiconductors & Semiconductor Equipment	9.2	2,263,473
Interactive Media & Services	7.7	1,891,604
Technology Hardware, Storage & Peripherals	6.1	1,506,612
Oil, Gas & Consumable Fuels	5.3	1,294,893
Pharmaceuticals	3.5	858,799
Automobiles	3.4	828,921
IT Services	3.0	749,920
Insurance	3.0	749,230
Machinery	2.7	651,946
Food Products	2.2	552,048
Electronic Equipment, Instruments & Components	2.2	548,295
Construction & Engineering	2.2	532,092
Specialty Retail	2.0	496,840
Media	2.0	479,749
Auto Components	1.7	423,970
Metals & Mining	1.7	407,355
Real Estate Management & Development	1.4	341,603
Building Products	1.2	303,169
Health Care Providers & Services	1.2	296,830
Food & Staples Retailing	1.2	287,238
Household Products	1.0	241,802
Household Durables	0.9	228,734
Diversified Consumer Services	0.7	169,115
Wireless Telecommunication Services	0.6	141,073
Beverages	0.5	131,696
Biotechnology	0.5	114,634
Industrial Conglomerates	0.4	103,363
Entertainment	0.4	101,699
Consumer Finance	0.4	94,628
Chemicals	0.3	79,258
Personal Products	0.3	73,413
Hotels, Restaurants & Leisure	0.1	28,115
Exchange Traded Fund	3.1	752,335
Other Assets in Excess of Liabilities	0.3	70,017

NET ASSETS	100.0%	$24,593,467

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.3%
Brazil — 3.9%
Banco do Brasil SA*	53,900	$279,460
Hypera SA*	42,700	207,549
Petrobras Distribuidora SA	46,000	153,201
Vale SA	25,000	262,942
YDUQS Participacoes SA	15,600	62,069

		965,221

China — 39.1%
Alibaba Group Holding, Ltd., SP ADR*	8,705	2,652,326
China Communications Services Corp., Ltd., Class H	598,000	348,429
China Construction Bank Corp., Class H	809,000	557,493
China Lesso Group Holdings, Ltd.	187,000	303,169
China Maple Leaf Educational Systems, Ltd.	394,000	107,046
China Oriental Group Co., Ltd.	638,000	144,413
China Overseas Land & Investment, Ltd.	136,000	341,603
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	48,500	196,403
Chinasoft International, Ltd.*	266,000	193,100
CNOOC, Ltd.	314,000	287,296
Dali Foods Group Co., Ltd.(a)	642,000	398,594
Dongfeng Motor Group Co., Ltd., Class H	322,000	226,825

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Haier Electronics Group Co., Ltd.	60,000	$228,734
Haitian International Holdings, Ltd.	131,001	324,694
Industrial & Commercial Bank of China, Ltd., Class H	236,000	134,016
JOYY, Inc., ADR	3,022	276,150
LexinFintech Holdings, Ltd., ADR*	11,484	94,628
Livzon Pharmaceutical Group, Inc., Class H	48,870	216,590
Lonking Holdings, Ltd.	783,000	208,524
PICC Property & Casualty Co., Ltd., Class H	261,000	177,144
Ping An Insurance Group Co. of China, Ltd., Class H	46,000	475,625
Sinopec Engineering Group Co., Ltd., Class H	472,500	183,663
Sinopharm Group Co., Ltd., Class H	129,200	296,830
Tencent Holdings, Ltd.	16,200	1,237,772

		9,611,067

Greece — 0.9%
JUMBO SA	16,171	226,657

India — 7.0%
Biocon, Ltd.*	21,055	114,634
HCL Technologies, Ltd.	48,940	556,820
ICICI Bank, Ltd., SP ADR*	19,289	203,499
Just Dial, Ltd.*	42,944	377,682
Reliance Industries, Ltd., SP GDR(a)	8,550	470,922

		1,723,557

The accompanying notes are an integral part of the financial statements.

11

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Indonesia — 1.5%
Bank Rakyat Indonesia Persero Tbk PT	840,084	$190,171
Media Nusantara Citra Tbk PT*	3,101,500	172,998

		363,169

Kazakhstan — 0.9%
Halyk Savings Bank of Kazakhstan JSC, GDR	21,126	210,313

Malaysia — 0.5%
Bermaz Auto Bhd	417,500	116,982

Mexico — 1.0%
Kimberly-Clark de Mexico SAB de CV, Class A	161,900	241,802

Russia — 3.1%
Ros Agro PLC, GDR	16,726	153,454
Sberbank of Russia PJSC, SP ADR	41,820	422,442
Tatneft PJSC, SP ADR	5,952	184,978

		760,874

Saudi Arabia — 0.5%
Saudi British Bank (The)	17,738	112,286

South Africa — 8.8%
Absa Group, Ltd.	25,401	136,543
Aspen Pharmacare Holdings, Ltd.*	17,660	115,002
Bid Corp., Ltd.	20,863	287,238
MultiChoice Group, Ltd.	37,196	306,751
Naspers, Ltd., N Shares*	5,749	1,122,363
Old Mutual, Ltd.	166,288	96,461
Sasol, Ltd.*	15,177	79,258
Tsogo Sun Gaming, Ltd.	131,399	28,115

		2,171,731

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — 12.9%
DongKook Pharmaceutical Co., Ltd.	5,761	$123,255
Hyundai Mipo Dockyard Co., Ltd.	4,771	118,728
Hyundai Mobis Co., Ltd.	2,116	423,970
Hyundai Motor Co.	3,200	468,403
Samsung Electronics Co., Ltd.	29,973	1,506,612
Shinhan Financial Group Co., Ltd.	13,696	371,604
SK Innovation Co., Ltd.	1,406	157,154

		3,169,726

Taiwan — 13.0%
CTBC Financial Holding Co., Ltd.	511,918	323,281
Hon Hai Precision Industry Co., Ltd.	202,164	548,295
Novatek Microelectronics Corp.	44,692	417,653
Taiwan Semiconductor Manufacturing Co., Ltd.	122,000	1,845,820
TCI Co., Ltd.	9,191	73,413

		3,208,462

Thailand — 0.7%
Kasikornbank PCL, NVDR	34,071	83,201
Major Cineplex Group PCL	245,900	101,699

		184,900

Turkey — 1.5%
KOC Holding AS	61,063	103,363
Tofas Turk Otomobil Fabrikasi AS	41,752	133,693

The accompanying notes are an integral part of the financial statements.

12

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Turkcell Iletisim Hizmetleri AS	81,470	$141,073

		378,129

TOTAL COMMON STOCKS (Cost $20,712,865)		23,444,876

PREFERRED STOCKS — 1.3%
Brazil — 0.8%
Petroleo Brasileiro SA	59,000	194,543

Chile — 0.5%
Embotelladora Andina SA, Class B	63,255	131,696

TOTAL PREFERRED STOCKS (Cost $404,577)		326,239

EXCHANGE TRADED FUND — 3.1%
iShares MSCI Emerging Market Index Fund	16,827	752,335

TOTAL EXCHANGE TRADED FUND (Cost $716,086)		752,335

Value

TOTAL INVESTMENTS - 99.7% (Cost $21,833,528)	$24,523,450
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	70,017

NET ASSETS - 100.0%	$24,593,467

*	Non-income producing.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2020, these securities amounted to $869,516 or 3.54% of net assets. These securities have been determined by the Adviser to be liquid securities.

ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

The accompanying notes are an integral part of the financial statements.

13

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value

SECURITY TYPE:
Foreign Government Bonds and Notes	68.6%	$4,731,636
Corporate Bonds and Notes	17.6	1,213,659
U.S. Treasury Obligations	6.4	444,250
Common Stocks	0.0	63
Other Assets in Excess of Liabilities	7.4	509,954

NET ASSETS	100.0%	$6,899,562

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Par*
	Value		Value

CORPORATE BONDS AND NOTES — 17.6%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)(b)		$200,000	$20

China — 5.2%
China Evergrande Group 8.75%, 06/28/2025		250,000	184,500
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020		100,000	100,081
Tsinghua Unic, Ltd. 6.50%, 01/31/2028		200,000	74,004

			358,585

Israel — 3.3%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(c)		200,000	228,500

Netherlands — 3.5%
Petrobras Global Finance BV 7.38%, 01/17/2027		100,000	120,500
Petrobras Global Finance BV 6.88%, 01/20/2040		100,000	112,651
Petrobras Global Finance BV 6.85%, 06/05/2115		10,000	10,762

			243,913

Russia — 5.2%
Gazprom PJSC Via Gaz Capital SA 8.63%, 04/28/2034		150,000	223,682
Russian Railways Via RZD Capital PLC 7.90%, 10/19/2024	RUB	10,000,000	133,459

			357,141

Venezuela — 0.4%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)(c)		300,000	10,200

	Par*
	Value		Value

CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)		$100,000	$3,400
Petroleos de Venezuela SA 5.38%, 04/12/2027(a)(b)		350,000	11,900

			25,500

TOTAL CORPORATE BONDS AND NOTES (Cost $1,694,146)			1,213,659

FOREIGN GOVERNMENT BONDS AND NOTES — 68.6%
Argentina — 3.6%
Argentine Republic Government International Bond 1.00%, 07/09/2029		34,004	13,942
Argentine Republic Government International Bond 0.13%, 07/09/2030(d)		181,528	66,621
Argentine Republic Government International Bond 0.13%, 07/09/2035(d)		516,871	169,017

			249,580

Brazil — 4.1%
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	176,471
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2027	BRL	290,000	56,932

The accompanying notes are an integral part of the financial statements.

15

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Par*
	Value		Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Brazil — (Continued)
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2031	BRL	250,000	$49,695

			283,098

Costa Rica — 2.6%
Costa Rica Government International Bond 4.25%, 01/26/2023		200,000	182,002

Croatia — 3.3%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	230,422

Dominican Republic — 3.3%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	228,300

Ecuador — 1.5%
Ecuador Government International Bond 0.00%, 07/31/2030(c)(e)		8,116	3,693
Ecuador Government International Bond 0.50%, 07/31/2030(c)(d)		37,800	25,137
Ecuador Government International Bond 0.50%, 07/31/2035(c)(d)		99,060	54,112
Ecuador Government International Bond 0.50%, 07/31/2040(c)(d)		45,400	22,473

			105,415

		Par*
		Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Egypt — 7.9%
Egypt Government International Bond 6.88%, 04/30/2040		$100,000	$93,125
Egypt Government International Bond 8.70%, 03/01/2049(c)		250,000	251,625
Egypt Government
International Bond 8.70%, 03/01/2049		200,000	201,300

			546,050

Hungary — 1.3%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	89,055

Jordan — 3.0%
Jordan Government International Bond 7.38%, 10/10/2047		200,000	206,476

Lebanon — 0.6%
Lebanon Government International Bond 6.38%, 03/09/2020(b)		50,000	8,231
Lebanon Government International Bond 6.00%, 01/27/2023(b)		70,000	9,671
Lebanon Government International Bond 6.20%, 02/26/2025(b)		175,000	24,696

			42,598

Malaysia — 0.6%
Malaysia Government Bond 3.89%, 08/15/2029	MYR	150,000	39,573

The accompanying notes are an integral part of the financial statements.

16

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

		Par*
		Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Mexico — 9.6%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	$66,913
Mexican Bonos 8.50%, 05/31/2029	MXN	500,000	27,499
Mexican Bonos 10.00%, 11/20/2036	MXN	1,000,000	61,667
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	96,750
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	145,750
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	36,938
Petroleos Mexicanos 6.75%, 09/21/2047		25,000	19,407
Petroleos Mexicanos 7.69%, 01/23/2050		250,000	207,732

			662,656

Morocco — 3.0%
Morocco Government International Bond 4.25%, 12/11/2022(c)		200,000	209,215

Nigeria — 2.8%
Nigeria Government International Bond 6.50%, 11/28/2027(c)		200,000	193,962

Oman — 2.7%
Oman Government International Bond 4.75%, 06/15/2026		200,000	182,812

Pakistan — 1.4%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	98,000

	Par*
	Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Romania — 1.0%
Romanian Government International Bond 6.13%, 01/22/2044	$50,000	$67,262

Saudi Arabia — 3.1%
Saudi Government International Bond 3.75%, 01/21/2055(c)	200,000	213,521

South Africa — 2.8%
Eskom Holdings SOC, Ltd. 6.75%, 08/06/2023	200,000	189,350

Turkey — 4.1%
Turkey Government International Bond 7.38%, 02/05/2025	100,000	102,060
Turkey Government International Bond 5.13%, 02/17/2028	200,000	177,624

		279,684

Ukraine — 6.2%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(a)(b) .	160,000	43,200
Ukraine Government International Bond 0.00%, 05/31/2040(c)(d)	50,000	43,188
Ukreximbank Via Biz Finance PLC, 6-M LIBOR + 7.00%, 7.29%, 02/09/2023(c)(d)	87,500	84,892
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(c)	250,000	256,750

		428,030

The accompanying notes are an integral part of the financial statements.

17

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

	Par*
	Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Venezuela — 0.1%
Venezuela Government International Bond 7.00%, 12/01/2018(a)(b)	$50,000	$4,575

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES (Cost $5,518,200)		4,731,636

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Notes — 6.4%
2.25%, 08/15/2027	200,000	221,930
2.25%, 11/15/2027	200,000	222,320

TOTAL U.S. TREASURY OBLIGATIONS (Cost $396,583)		444,250

	Number of Shares

COMMON STOCKS — 0.0%
Brazil — 0.0%
Dommo Energia SA, SP ADR(a)	31	63

TOTAL COMMON STOCKS (Cost $ — )		63

TOTAL INVESTMENTS - 92.6% (Cost $7,608,929)		6,389,608
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%		509,954

NET ASSETS - 100.0%		$6,899,562

*	Par amount denominated in USD unless otherwise noted.
(a)	Security is deemed illiquid at October 31, 2020.
(b)	Securities are currently in default. Investments with a total aggregate value of $115,893 or 1.68% of net assets were in default as of October 31, 2020.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2020 these securities amounted to $1,597,268 or 23.15% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d)

Variable rate investments. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

(e)	Zero coupon bond.

BRL	Brazilian Real
CJSC	Closed Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PLC	Public Limited Company
RUB	Russian Ruble
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar
6-M	Six Months

The accompanying notes are an integral part of the financial statements.

18

DUPONT CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	DuPont Capital	DuPont Capital
	Emerging Markets	Emerging Markets
	Fund	Debt Fund
Assets
Investments, at value (Cost $21,833,528 and $7,608,929, respectively)	$24,523,450	$6,389,608
Cash and cash equivalents	63,635	235,598
Foreign currency (Cost $43,860 and $189,536, respectively)	43,861	199,231
Receivable for investments sold	84,082	—
Dividends and interest receivable	52,064	99,006
Receivable from Investment Adviser	6,686	13,003
Prepaid expenses and other assets	39,175	19,616

Total assets	24,812,953	6,956,062

Liabilities
Payable for investments purchased	119,509	—
Payable for administration and accounting fees	21,438	19,829
Payable for audit fees	20,445	13,273
Payable for foreign taxes	19,968	—
Payable for custodian fees	14,478	6,685
Payable for transfer agent fees	7,986	7,212
Payable for shareholder reporting fees	5,991	4,718
Payable for legal fees	5,001	1,382
Payable for Trustees and Officers	4,586	1,287
Accrued expenses	84	2,114

Total liabilities	219,486	56,500

Net Assets	$24,593,467	$6,899,562

Net Assets consisted of:
Capital stock, $0.01 par value	$30,065	$8,820
Paid-in capital	108,636,570	8,525,958
Total distributable loss	(84,073,168)	(1,635,216)

Net Assets	$24,593,467	$6,899,562

Class I:
Net asset value, offering and redemption price per share ($24,593,467 / 3,006,467 shares) and ($6,899,562 / 882,009 shares), respectively	$8.18	$7.82

The accompanying notes are an integral part of the financial statements.

19

DUPONT CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

	DuPont Capital	DuPont Capital
	Emerging Markets	Emerging Markets
	Fund	Debt Fund
Investment income
Dividends	$491,619	$12
Interest	—	182,966
Less: foreign taxes withheld	(51,393)	(606)

Total investment income	440,226	182,372

Expenses
Advisory fees (Note 2)	125,006	20,872
Administration and accounting fees (Note 2)	51,973	35,131
Trustees’ and officers’ fees	24,841	11,058
Audit fees	22,203	13,007
Custodian fees (Note 2)	20,538	10,070
Legal fees	20,444	6,022
Transfer agent fees (Note 2)	13,499	13,563
Registration and filing fees	11,171	11,286
Shareholder reporting fees	7,284	4,643
Other expenses	5,998	3,995

Total expenses before waivers and reimbursements	302,957	129,647

Less: waivers and reimbursements (Note 2)	(151,759)	(98,687)

Net expenses after waivers and reimbursements	151,198	30,960

Net investment income	289,028	151,412

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(352,793)	(368,397)
Net realized loss from foreign currency transactions	(5,863)	(22,090)
Net realized loss from forward foreign currency contracts*	—	(6,741)
Net change in unrealized appreciation from investments(a)	3,694,306	881,129
Net change in unrealized appreciation/(depreciation) from foreign currency translations	(162)	29,743
Net change in unrealized appreciation from forward foreign currency contracts*	—	417

Net realized and unrealized gain from investments	3,335,488	514,061

Net increase in net assets resulting from operations	$3,624,516	$665,473

*	Primary risk exposure is foreign currency.
(a)	Change in net unrealized appreciation/(depreciation) on investments for the DuPont Capital Emerging Markets Fund was net of an increase in deferred foreign capital gains tax of $19,968.

The accompanying notes are an integral part of the financial statements.

20

DUPONT CAPITAL EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment income	$289,028	$459,932
Net realized loss from investments and foreign currency transactions	(358,656)	(374,699)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	3,694,144	(5,631,954)

Net increase/(decrease) in net assets resulting from operations	3,624,516	(5,546,721)

Less dividends and distributions to shareholders from:
Total distributable earnings	—	(485,243)

Decrease in net assets from dividends and distributions to shareholders	—	(485,243)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(623,110)	2,162,193

Total increase/(decrease) in net assets	3,001,406	(3,869,771)

Net assets
Beginning of period	21,592,061	25,461,832

End of period	$24,593,467	$21,592,061

The accompanying notes are an integral part of the financial statements.

21

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment income	$151,412	$421,519
Net realized gain/(loss) from investments, forward foreign currency contracts and foreign currency transactions	(397,228)	5,893
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and foreign currency translations	911,289	(1,373,177)

Net increase/(decrease) in net assets resulting from operations	665,473	(945,765)

Less dividends and distributions to shareholders from:
Total distributable earnings	(151,921)	(500,338)

Decrease in net assets from dividends and distributions to shareholders	(151,921)	(500,338)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	106,287	466,072

Total increase/(decrease) in net assets	619,839	(980,031)

Net Assets
Beginning of period	6,279,723	7,259,754

End of period	$6,899,562	$6,279,723

The accompanying notes are an integral part of the financial statements.

22

DUPONT CAPITAL EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the
	Six Months
	Ended
	October 31,		For the Year Ended
	2020		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance
Net asset value, beginning of period	$6.97		$8.85	$9.55	$7.97	$6.64	$8.28

Net investment income(1)	0.10		0.15	0.18	0.14	0.11	0.13
Net realized and unrealized gain/(loss) on investments	1.11		(1.88)	(0.72)	1.59	1.32	(1.73)

Net increase/(decrease) in net assets resulting from operations	1.21		(1.73)	(0.54)	1.73	1.43	(1.60)

Dividends and distributions to shareholders from:
Net investment income	—		(0.15)	(0.16)	(0.15)	(0.10)	(0.04)

Net asset value, end of period	$8.18		$6.97	$8.85	$9.55	$7.97	$6.64

Total investment return(2)	17.36%		(19.80)%	(5.46)%	21.82%	21.77%	(19.23)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,593		$21,592	$25,462	$29,004	$30,816	$54,137
Ratio of expenses to average net assets	1.27	%(3)	1.27%	1.27%	1.27%	1.39%	1.60%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.54	%(3)	2.36%	2.37%	2.17%	2.06%	1.63%
Ratio of net investment income to average net assets	2.43	%(3)	1.86%	2.05%	1.52%	1.51%	1.81%
Portfolio turnover rate	20	%(5)	53%	35%	65%	28%	53%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

23

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the
	Six Months
	Ended
	October 31,		For the Year Ended
	2020		April 30,		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2020		2019	2018	2017	2016

Per Share Operating Performance
Net asset value, beginning of period	$7.23		$8.91		$9.35	$9.79	$9.56	$9.77

Net investment income(1)	0.17		0.50		0.48	0.53	0.66	0.74
Net realized and unrealized gain/(loss) on investments	0.59		(1.58)		(0.40)	(0.38)	0.11	0.21

Net increase/(decrease) in net assets resulting from operations	0.76		(1.08)		0.08	0.15	0.77	0.95

Dividends and distributions to shareholders from:
Net investment income	(0.17)		(0.60)		(0.52)	(0.59)	(0.52)	(0.98)
Net realized capital gains	—		(0.00	)(2)	—	—	(0.02)	(0.18)

Total dividends and distributions to shareholders	(0.17)		(0.60)		(0.52)	(0.59)	(0.54)	(1.16)

Net asset value, end of period	$7.82		$7.23		$8.91	$9.35	$9.79	$9.56

Total investment return(3)	10.61%		(13.14)%		1.16%	1.46%	8.45%	10.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,900		$6,280		$7,260	$6,572	$6,145	$5,810
Ratio of expenses to average net assets	0.89	%(4)	0.89%		0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.73	%(4)	3.67%		3.92%	3.46%	3.70%	3.34%
Ratio of net investment income to average net assets	4.35	%(4)	5.86%		5.45%	5.45%	6.84%	7.93%
Portfolio turnover rate	8	%(6)	5%		10%	17%	18%	25%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

24

DUPONT CAPITAL FUNDS

Notes to Financial Statements

October 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The DuPont Capital Emerging Markets Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The DuPont Capital Emerging Markets Debt Fund is a non-diversified, open-end management investment company registered under the 1940 Act (the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund are each a “Fund”, and together, the “Funds”). The DuPont Capital Emerging Markets Fund commenced operations on December 6, 2010 and the DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class I Shares.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the FundVantage Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by an independent pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued

25

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 — quoted prices in active markets for identical securities;

● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

26

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of October 31, 2020, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Assets	10/31/20	Prices	Inputs	Inputs
Common Stocks
Brazil	$965,221	$965,221	$—	$—
China	9,611,067	3,023,104	6,587,963	—
Greece	226,657	—	226,657	—
India	1,723,557	203,499	1,520,058	—
Indonesia	363,169	—	363,169	—
Kazakhstan	210,313	—	210,313	—
Malaysia	116,982	—	116,982	—
Mexico	241,802	241,802	—	—
Russia	760,874	—	760,874	—
Saudi Arabia	112,286	—	112,286	—
South Africa	2,171,731	—	2,171,731	—
South Korea	3,169,726	—	3,169,726	—
Taiwan	3,208,462	—	3,208,462	—
Thailand	184,900	—	184,900	—
Turkey	378,129	—	378,129	—
Preferred Stocks	326,239	326,239	—	—
Exchange Traded Fund	752,335	752,335	—	—

Total Investments	$24,523,450	$5,512,200	$19,011,250	$—

27

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	DuPont Capital Emerging Markets Fund
			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Assets	10/31/20	Price	Inputs	Inputs
Corporate Bonds and Notes	$1,213,659	$—	$1,213,659	$—
Foreign Government Bonds and Notes	4,731,636	—	4,731,636	—
U.S. Treasury Obligations	444,250	—	444,250	—
Common Stocks	63	—	63	—

Total Assets	$6,389,608	$—	$6,389,608	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2020, there were no transfers in or out of Level 3.

28

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. The Funds may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Funds invest. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually to shareholders of the DuPont Capital Emerging Markets Fund

29

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

and dividends from net investment income are declared daily and paid semi-annually to shareholders of the DuPont Capital Emerging Markets Debt Fund. Distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date for both Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

The Alternative Reference Rates Committee of the U.S. Federal Reserve Board of Governors has identified the Secured Overnight Financing Rate (“SOFR”) as the replacement for USD LIBOR. The transition to SOFR is slated to occur by the end of December 2021.

Markets disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the six months ended October 31, 2020, the average monthly volume of forward foreign currency contracts sold for the DuPont Capital Emerging Markets Debt Fund was $49,746.

As of October 31, 2020, the Fund did not hold forward foreign currency contracts.

30

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Sovereign Debt Risk — The DuPont Capital Emerging Markets Debt Fund invests predominantly in sovereign debt securities issued or guaranteed by governments of emerging market countries, their agencies or instrumentalities, or other government-related entities. Investments in sovereign debt are subject to risks including, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — Each Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that

31

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

LIBOR Phase-out Risk — The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Funds.

2. Transactions with Related Parties and Other Service Providers

DuPont Capital Management Corporation (“DuPont Capital” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.05% of the DuPont Capital Emerging Markets Fund’s average daily net assets; and 0.60% of the DuPont Capital Emerging Markets Debt Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Funds’ total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items, and brokerage commissions, do not exceed 1.27% and 0.89%, respectively, (on an annual basis) of the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund’s average daily net assets (the “Expense Limitation”), respectively. The Expense Limitations will each remain in place until August 31, 2021, unless the Board of Trustees approves their earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for each Fund. The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, for

32

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless each Fund’s expenses are below the respective Expense Limitation amounts.

For the six months ended October 31, 2020, the Adviser earned advisory fees of $125,006 and $20,872 for the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund, respectively. For the six months ended October 31, 2020, the Adviser waived and reimbursed fees and expenses of $151,759 and $98,687 for the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund, respectively.

As of October 31, 2020, the amount of potential recoupment by the Adviser was as follows:

	Expiration 04/30/2021	Expiration 04/30/2022	Expiration 04/30/2023	Expiration 10/31/2023	Total
DuPont Capital Emerging
Markets Fund	$147,589	$261,409	$270,007	$151,759	$830,764
DuPont Capital Emerging
Markets Debt Fund	81,730	207,576	199,854	98,687	587,847

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

33

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees of the Trust receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Effective October 1, 2020, Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to October 1, 2020, Duff & Phelps, LLC (“D&P”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, D&P and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
DuPont Capital Emerging Markets Fund
Investment Securities	$4,668,522	$4,808,975
DuPont Capital Emerging Markets Debt Fund
Investment Securities	$619,008	$500,145

4. Capital Share Transactions

For the six months ended October 31, 2020 and the year ended April 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	DuPont Capital Emerging Markets Fund

	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020

	Shares	Amount	Shares	Amount
Class I
Sales	—	$—	576,370	$4,815,660
Reinvestments	—	—	57,766	485,243
Redemptions	(91,296)	(623,110)	(413,410)	(3,138,710)

Net increase/(decrease)	(91,296)	$(623,110)	220,726	$2,162,193

34

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020

	Shares	Amount	Shares	Amount
Class I
Sales	—	$—	801	$6,950
Reinvestments	13,781	106,387	57,223	500,338
Redemptions	(13)	(100)	(4,722)	(41,216)

Net increase	13,768	$106,287	53,302	$466,072

As of October 31, 2020, the Funds below had shareholders that held 10% or more of the outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.

DuPont Capital Emerging Markets Fund
Affiliated Shareholders	99%
DuPont Capital Emerging Markets Debt Fund
Affiliated Shareholders	100%

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2020, the tax character of distributions paid by the DuPont Capital Emerging Markets Fund was $485,243 of ordinary income dividends. The tax character of distributions paid by the DuPont Capital Emerging Markets Debt Fund were $499,417 of ordinary income dividends and $921 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

35

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Depreciation	Qualified Late-Year Losses	Total Distributable Earnings
DuPont Capital Emerging Markets Fund	$(84,735,143)	$22,110	$—	$(1,868,334)	$(1,116,317)	$(87,697,684)
DuPont Capital Emerging Markets Debt Fund	$—	$142,252	$20,067	$(2,311,087)	$—	$(2,148,768)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains, and foreign capital gains tax for federal income tax purposes.

At October 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
DuPont Capital Emerging Markets Fund	$21,833,528	$6,192,567	$(3,502,645)	$2,689,922
DuPont Capital Emerging Markets Debt Fund	7,608,929	367,103	(1,586,424)	(1,219,321)

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain net capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30 and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2020. For the year ended April 30, 2020, the DuPont Capital Emerging Markets Fund had short-term capital loss deferrals of $330,055, long-term capital loss deferrals of $786,262, and no ordinary late-year loss deferrals. The DuPont Capital Emerging Markets Debt Fund had no capital loss or late year ordinary loss deferrals.

36

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2020

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2020, the DuPont Capital Emerging Markets Fund had capital loss carryforwards of $84,735,143, of which $60,023,153 are long-term losses and $24,711,990 are short-term losses and have an unlimited period of capital loss carryforward. As of April 30, 2020, the DuPont Capital Emerging Markets Debt Fund had no capital loss carryforwards. On November 27, 2015, the DuPont Capital Emerging Markets Fund experienced a more than 50% change of ownership as defined by Internal Revenue Code Section 382(g) giving rise to an annual capital loss carryforward limitation on the use of pre-ownership change capital losses. At the time of the change the DuPont Capital Emerging Markets Fund had $83,500,000 of capital loss carryforwards impacted by the ownership change and the use of those losses against capital gains will be limited to $1,618,329 per tax year. The permitted annual capital loss, if not applied to capital gains in the tax year, will accumulate and be available in the next year for use.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

37

DUPONT CAPITAL FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Dupont Capital Funds (each a “Fund” and, collectively, the “Funds”), met on September 22-23, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B.Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

38

DUPONT CAPITAL FUNDS

Statement Regarding Liquidity Risk Management Program (Concluded)

(Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

39

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-0014 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a videoconference meeting held on May 28, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between DuPont Capital Management Corporation (“DuPont” or the “Adviser”) and the Trust (the “DuPont Agreement”) on behalf of the DuPont Emerging Markets Fund (“DuPont EM Fund”) and the DuPont Emerging Markets Debt Fund (“DuPont EM Debt Fund”) (together, the “DuPont Funds”). At the Meeting, the Board considered the continuation of the DuPont Agreement with respect to the DuPont Funds for an additional one year period.

In determining whether to continue the DuPont Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by DuPont in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “DuPont 15(c) Response”) regarding (i) services performed by DuPont for the DuPont Funds, (ii) the size and qualifications of DuPont’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with portfolio manager’s management of the DuPont Funds, (iv) investment performance of the DuPont Funds, (v) the financial condition of DuPont’s parent company, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the DuPont Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on DuPont’s ability to service the DuPont Funds, and (x) compliance with the DuPont Funds’ investment objectives, policies and practices (including codes of ethics

40

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees received reports at Board meetings throughout the year covering matters such as the relative performance of the DuPont Funds; compliance with the DuPont Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with the applicable code of ethics; and the adherence to pricing procedures as established by the Board (each, as applicable).

The Board noted that representatives of DuPont joined the Meeting via videoconference and discussed DuPont’s history, performance, investment strategy, and compliance program. Representatives of DuPont responded to questions from the Board. In addition to the DuPont 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the DuPont Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the DuPont Funds and DuPont, as provided by the terms of the DuPont Agreement, including the advisory fees under the DuPont Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by DuPont to the DuPont Funds. The Trustees considered DuPont’s personnel and the depth of DuPont’s personnel who provide investment management services to the DuPont Funds and their experience. Based on the DuPont 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by DuPont are appropriate and consistent with the terms of the DuPont Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the DuPont Funds are likely to benefit from the continued provision of those services, (iv) DuPont has sufficient personnel, with the appropriate skills and experience, to serve the DuPont Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the DuPont Funds is likely to continue under the DuPont Agreement.

The Board discussed DuPont’s business continuity plan, and its ability to continue to manage the DuPont Funds effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the DuPont EM Fund and DuPont. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2020 for the DuPont EM Fund, the Lipper Emerging Markets Funds Index, the DuPont EM Fund’s applicable Lipper peer index, and the MSCI Emerging Markets ND Index.

The Trustees noted that the DuPont EM Fund underperformed the Lipper Emerging Markets Fund Index and the MSCI Emerging Markets ND Index for the year-to-date, one year, two year, three year, five

41

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

year and since inception periods ended March 31, 2020. The Trustees concluded that DuPont had adequately explained the factors contributing to the DuPont EM Fund’s performance over such periods.

The Trustees also considered the investment performance for the DuPont EM Debt Fund. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2020 for the DuPont EM Debt Fund, the Lipper Emerging Markets Hard Currency Debt Funds Index, the DuPont EM Debt Fund’s applicable Lipper index, and the JPM EMBI Global Total Return Index.

The Trustees noted that the DuPont EM Debt Fund outperformed the Lipper Emerging Markets Hard Currency Debt Funds Index for the five year and since inception periods ended March 31, 2020 and underperformed the Lipper Emerging Markets Hard Currency Debt Funds Index for the year-to-date, one year, two year and three year periods ended March 31, 2020. The Trustees further noted that the DuPont EM Debt Fund had underperformed the JPM EMBI Global Total Return Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2020. The Trustees concluded that DuPont had adequately explained the factors contributing to the DuPont EM Debt Fund’s performance over such periods.

The Trustees also considered information regarding DuPont’s advisory fees and an analysis of these fees in relation to the delivery of services to the DuPont Funds and any other ancillary benefit resulting from DuPont’s relationship with the Funds. The Trustees considered the fees that DuPont charges to its separately managed accounts, and evaluated the explanations provided by DuPont as to differences in fees charged to the Funds and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the DuPont Funds versus other funds in each Fund’s Lipper category with $250 million or less in assets (the “Peer Group”).

The Trustees noted that the DuPont EM Fund’s contractual advisory fee and net total expense ratio were each higher than the median contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fee and services provided by DuPont are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the DuPont EM Fund based on the information provided at the Board Meeting.

The Trustees noted that the DuPont EM Debt Fund’s contractual advisory fee was lower than the median contractual advisory fee of the Peer Group and the DuPont EM Debt Fund’s net total expense ratio was higher than the median net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by DuPont are consistent with those of other advisers and sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the DuPont EM Debt Fund based on the information provided at the Meeting.

42

DUPONT CAPITAL FUNDS

Other Information

(Unaudited) (Concluded)

The Trustees considered the costs of the services provided by DuPont, the compensation and benefits received by DuPont in providing services to the DuPont Funds, DuPont’s profitability and certain additional information related to the financial condition of DuPont’s parent company. In addition, the Trustees considered any direct or indirect revenues received by affiliates of DuPont.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the DuPont Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the DuPont Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the DuPont Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that DuPont has contractually agreed to waive fees and/or reimburse certain expenses of the DuPont Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the DuPont Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

43

Investment Adviser

DuPont Capital Management Corporation

One Righter Parkway

Suite 3200

Wilmington, DE 19803

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUP-1020

DUPONT CAPITAL EMERGING MARKETS FUND

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL REPORT

October 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary. Instead, shareholder reports will be available on the Funds’ website (www.mutualfunds.dupontcapital.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Funds, call toll-free at (888) 447-0014 or write to the Funds at:

DuPont Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all DuPont Funds that you hold through the financial intermediary, or directly with DuPont Funds.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class A (with sales charge)	-0.16%	-10.90%	-0.16%	3.59%	5.83%
Class A (without sales charge)	5.62%	-5.74%	1.75%	4.78%	6.46%
Russell 3000® Value Index	7.36%	-8.00%	1.52%	5.69%	8.19%	**
S&P 500® Index	13.29%	9.71%	10.42%	11.71%	12.18%	**

Class C (with CDSC charge)	4.21%	-7.39%	0.96%	3.99%	5.92%
Class C (without CDSC charge)	5.21%	-6.51%	0.96%	3.99%	5.92%
Russell 3000® Value Index	7.36%	-8.00%	1.52%	5.69%	8.67%	**
S&P 500® Index	13.29%	9.71%	10.42%	11.71%	12.60%	**

Institutional Class	5.71%	-5.54%	1.99%	5.04%	6.68%
Russell 3000® Value Index	7.36%	-8.00%	1.52%	5.69%	7.96%	**
S&P 500® Index	13.29%	9.71%	10.42%	11.71%	11.94%	**

†	Not Annualized.

*	Class A, Class C and Institutional Class shares of the EIC Value Fund (the “Fund”) commenced operations on May 19, 2011, July 18, 2011 and May 1, 2011, respectively.

**	Benchmark performance is from commencement date of the class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The returns shown for Class A shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00%. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated September 1, 2020, the Fund’s “Total Annual Fund Operating Expenses” are 1.26%, 2.01% and 1.01%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.22%, 1.97% and 0.97% for Class A shares, Class C shares and Institutional Class Shares, respectively, of the Fund Class’ average daily net assets. The ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Effective September 1, 2020, Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses”, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). Prior to September 1, 2020, the Expense Limitation was 0.90%. The Expense Limitation will remain in place until August 31, 2021, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from

1

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2020

(Unaudited)

the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Mutual fund investing involves risk, including possible loss of principal. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated. The Fund may invest in the stocks of smaller- and medium-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index and the Russell 3000® Value Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

2

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2020

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2020 through October 31, 2020 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

EIC VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2020

(Unaudited)

	EIC Value Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period*
Class A
Actual	$1,000.00	$1,056.20	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,019.31	5.96
Class C
Actual	$1,000.00	$1,052.10	$9.93
Hypothetical (5% return before expenses)	1,000.00	1,015.53	9.75
Institutional Class
Actual	$1,000.00	$1,057.10	$4.77
Hypothetical (5% return before expenses)	1,000.00	1,020.57	4.69

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2020 of 1.17%, 1.92%, and 0.92% for Class A, Class C, and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six-month total returns for the Fund of 5.62%, 5.21%, and 5.71% for Class A, Class C, and Institutional Class shares, respectively.

4

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Financial	31.4%	$39,418,503
Consumer, Non-cyclical	19.4	24,358,952
Communications	10.6	13,250,076
Utilities	8.8	11,009,738
Energy	6.9	8,698,489
Consumer, Cyclical	6.3	7,876,198
Industrial	4.8	6,087,321
Basic Materials	2.0	2,506,839
Short-Term Investment	10.1	12,636,145
Liabilities in Excess of Other Assets	(0.3)	(425,393)

NET ASSETS	100.0%	$125,416,868

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

EIC VALUE FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 90.2%
Basic Materials — 2.0%
PPG Industries, Inc.	19,325	$2,506,839

Communications — 10.6%
Booking Holdings, Inc.*	1,483	2,406,168
Cisco Systems, Inc.	87,350	3,135,865
Discovery, Inc., Class C*	25,925	474,946
Facebook, Inc., Class A*	6,253	1,645,227
Verizon Communications, Inc.	98,050	5,587,870

		13,250,076

Consumer, Cyclical — 6.3%
Honda Motor Co. Ltd., SP ADR	33,825	798,946
Lowe’s Cos, Inc.	12,110	1,914,591
Target Corp.	12,515	1,905,033
Walgreens Boots Alliance, Inc.	95,700	3,257,628

		7,876,198

Consumer, Non-cyclical — 19.4%
AmerisourceBergen Corp.	32,225	3,095,856
GlaxoSmithKline PLC, SP ADR	122,430	4,091,611
Ingredion, Inc.	35,285	2,501,354
Johnson & Johnson	27,285	3,741,046
Kroger Co. (The)	83,375	2,685,509
McKesson Corp.	19,350	2,853,931
Medtronic PLC	25,225	2,536,878
Sanofi SA, ADR	62,975	2,852,767

		24,358,952

Energy — 6.9%
Cimarex Energy Co.	76,675	1,945,245
Exxon Mobil Corp.	21,870	713,399
TOTAL SE, SP ADR	92,400	2,802,492

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos, Inc. (The)	168,700	$3,237,353

		8,698,489

Financial — 31.4%
AGNC Investment Corp., REIT	186,575	2,606,453
American Express Co.	34,425	3,140,937
Charles Schwab Corp. (The)	108,125	4,445,019
Empire State Realty Trust, Inc., Class A, REIT	352,200	1,894,836
Globe Life, Inc.	43,247	3,506,899
Hartford Financial Services Group, Inc. (The)	104,425	4,022,451
Jones Lang LaSalle, Inc.	12,400	1,399,464
PNC Financial Services Group, Inc. (The)	30,500	3,412,340
Travelers Cos, Inc. (The)	30,950	3,735,974
Truist Financial Corp.	91,281	3,844,756
US Bancorp	109,040	4,247,108
Wells Fargo & Co.	147,425	3,162,266

		39,418,503

Industrial — 4.8%
General Dynamics Corp.	24,800	3,256,984
United Parcel Service, Inc., Class B	18,015	2,830,337

		6,087,321

Utilities — 8.8%
Exelon Corp.	84,635	3,376,090
National Fuel Gas Co.	49,175	1,965,033
National Grid PLC, SP ADR	38,200	2,270,990

The accompanying notes are an integral part of the financial statements.

6

EIC VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	123,550	$3,397,625

		11,009,738

TOTAL COMMON STOCKS (Cost $95,032,658)		113,206,116

SHORT-TERM INVESTMENT — 10.1%
Money Market Fund — 10.1%
Dreyfus Institutional Treasury Securities Cash Advantage Fund, Premier Shares 0.01%(a)	12,636,145	12,636,145

TOTAL SHORT-TERM INVESTMENT (Cost $12,636,145)		12,636,145

TOTAL INVESTMENTS - 100.3% (Cost $107,668,803)		125,842,261
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(425,393)

NET ASSETS - 100.0%		$125,416,868

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2020.

ADR         American Depository Receipt

PLC         Public Limited Company

REIT        Real Estate Investment Trust

SP ADR   Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

7

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $107,668,803)	$125,842,261
Receivable for investments sold	1,659,046
Receivable for capital shares sold	249,015
Dividends receivable	239,856
Prepaid expenses and other assets	31,211

Total assets	128,021,389

Liabilities
Payable for investments purchased	2,200,402
Payable for capital shares redeemed	227,307
Payable to Adviser	66,861
Payable for transfer agent fees	31,348
Payable for administration and accounting fees	24,007
Payable for audit fees	15,372
Payable for distribution fees	12,220
Payable for shareholder reporting fees	10,410
Payable for custodian fees	5,261
Payable for shareholder servicing fees	3,552
Payable for Trustees and Officers	3,291
Payable for legal fees	3,245
Accrued expenses	1,245

Total liabilities	2,604,521

Net Assets	$125,416,868

Net Assets consisted of:
Capital stock, $0.01 par value	$101,435
Paid-in capital	98,894,211
Total distributable earnings	26,421,222

Net Assets	$125,416,868

Class A:
Net asset value, redemption price per share ($7,000,367 / 564,230 shares)	$12.41

Maximum offering price per share (100/94.5 of $12.41)	$13.13

Class C:
Net asset value, offering and redemption price per share ($15,921,893 / 1,313,358 shares)	$12.12

Institutional Class:
Net asset value, offering and redemption price per share ($102,494,608 / 8,265,899 shares)	$12.40

The accompanying notes are an integral part of the financial statements.

8

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

Investment income
Dividends	$2,185,780
Less: foreign taxes withheld	(41,386)

Total investment income	2,144,394

Expenses
Advisory fees (Note 2)	505,584
Transfer agent fees (Note 2)	65,917
Distribution fees (Class C) (Note 2)	65,754
Administration and accounting fees (Note 2)	41,565
Trustees’ and officers’ fees	25,462
Registration and filing fees	23,963
Shareholder servicing fees (Class C) (Note 2)	21,918
Shareholder reporting fees	16,337
Legal fees	15,636
Audit fees	15,133
Custodian fees (Note 2)	11,853
Distribution fees (Class A) (Note 2)	10,301
Other expenses	6,835

Total expenses	826,258

Less: waivers and reimbursements (Note 2)	(110,603)

Net expenses after waivers and reimbursements	715,655

Net investment income	1,428,739

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	6,365,314
Net change in unrealized depreciation from investments	(288,244)

Net realized and unrealized gain from investments	6,077,070

Net increase in net assets resulting from operations	$7,505,809

The accompanying notes are an integral part of the financial statements.

9

EIC VALUE FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment income	$1,428,739	$3,453,424
Net realized gain from investments	6,365,314	5,602,295
Net change in unrealized depreciation from investments	(288,244)	(26,646,296)

Net increase/(decrease) in net assets resulting from operations	7,505,809	(17,590,577)

Less dividends and distributions to shareholders from:
Total distributable earnings
Class A	—	(895,393)
Class C	—	(1,543,147)
Institutional Class	—	(12,414,744)

Net decrease in net assets from dividends and distributions to shareholders	—	(14,853,284)

Decrease in net assets derived from capital share transactions (Note 4)	(21,653,654)	(43,885,547)

Total decrease in net assets	(14,147,845)	(76,329,408)

Net assets
Beginning of period	139,564,713	215,894,121

End of period	$125,416,868	$139,564,713

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the
	Six Months		For the		For the		For the	For the	For the
	Ended		Year		Year		Year	Year	Year
	October 31,		Ended		Ended		Ended	Ended	Ended
	2020		April 30,		April 30,		April 30,	April 30,	April 30,
	(Unaudited)		2020		2019		2018	2017	2016

Per Share Operating Performance
Net asset value, beginning of period	$11.75		$13.98		$14.33		$14.22	$13.02	$13.91

Net investment income(1)	0.13		0.23		0.21		0.17	0.13	0.11
Net realized and unrealized gain/(loss) on investments	0.53		(1.42)		0.68		1.15	1.32	(0.60)

Net increase/(decrease) in net assets resulting from operations	0.66		(1.19)		0.89		1.32	1.45	(0.49)

Dividends and distributions to shareholders from:
Net investment income	—		(0.21)		(0.16)		(0.15)	(0.11)	(0.14)
Net realized capital gains	—		(0.83)		(1.08)		(1.06)	(0.14)	(0.26)

Total dividends and distributions to shareholders	—		(1.04)		(1.24)		(1.21)	(0.25)	(0.40)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	—	0.00	(2)

Net asset value, end of period	$12.41		$11.75		$13.98		$14.33	$14.22	$13.02

Total investment return(3)	5.62%		(9.54)%		6.86%		9.45%	11.13%	(3.44)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,000		$8,347		$15,019		$47,274	$52,845	$65,882
Ratio of expenses to average net assets	1.17	%(4)	1.15%		1.18%		1.24%	1.20%	1.25%
Ratio of expenses to average net assets without waivers, expense reimbursements, and/or recoupments, if any	1.33	%(4)	1.24	%(5)	1.23	%(5)	1.24%	1.20%	1.21	%(5)
Ratio of net investment income to average net assets	2.02	%(4)	1.67%		1.47%		1.16%	0.98%	0.85%
Portfolio turnover rate	24	%(6)	36%		42%		33%	29%	34%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50%. If reflected, the return would be lower.

(4)	Annualized.
(5)

During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements, and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the
	Six Months		For the		For the		For the	For the		For the
	Ended		Year		Year		Year	Year		Year
	October 31,		Ended		Ended		Ended	Ended		Ended
	2020		April 30,		April 30,		April 30,	April 30,		April 30,
	(Unaudited)		2020		2019		2018	2017		2016

Per Share Operating Performance
Net asset value, beginning of period	$11.52		$13.73		$14.12		$14.06	$12.87		$13.75

Net investment income(1)	0.08		0.12		0.10		0.06	0.03		0.01
Net realized and unrealized gain/(loss) on investments	0.52		(1.41)		0.67		1.13	1.30		(0.60)

Net increase/(decrease) in net assets resulting from operations	0.60		(1.29)		0.77		1.19	1.33		(0.59)

Dividends and distributions to shareholders from:
Net investment income	—		(0.09)		(0.08)		(0.07)	(0.00	)(2)	(0.03)
Net realized capital gains.	—		(0.83)		(1.08)		(1.06)	(0.14)		(0.26)

Total dividends and distributions to shareholders	—		(0.92)		(1.16)		(1.13)	(0.14)		(0.29)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	—		0.00	(2)

Net asset value, end of period	$12.12		$11.52		$13.73		$14.12	$14.06		$12.87

Total investment return(3)	5.21%		(10.30)%		6.05%		8.63%	10.35%		(4.17)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,922		$17,926		$27,407		$35,488	$45,071		$51,146
Ratio of expenses to average net assets	1.92	%(4)	1.90%		1.93%		1.99%	1.95%		2.00%
Ratio of expenses to average net assets without waivers, expense reimbursements, and/or recoupments, if any	2.08	%(4)	1.99	%(5)	1.98	%(5)	1.99%	1.95%		1.96	%(5)
Ratio of net investment income to average net assets	1.27	%(4)	0.92%		0.71%		0.41%	0.23%		0.10%
Portfolio turnover rate	24	%(6)	36%		42%		33%	29%		34%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.

(4)	Annualized.
(5)

During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements, and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months		For the		For the		For the	For the	For the
	Ended		Year		Year		Year	Year	Year
	October 31,		Ended		Ended		Ended	Ended	Ended
	2020		April 30,		April 30,		April 30,	April 30,	April 30,
	(Unaudited)		2020		2019		2018	2017	2016

Per Share Operating Performance
Net asset value, beginning of period.	$11.73		$13.97		$14.37		$14.26	$13.06	$13.95

Net investment income(1)	0.14		0.26		0.24		0.21	0.17	0.14
Net realized and unrealized gain/(loss) on investments	0.53		(1.42)		0.69		1.14	1.32	(0.60)

Net increase/(decrease) in net assets resulting from operations	0.67		(1.16)		0.93		1.35	1.49	(0.46)

Dividends and distributions to shareholders from:
Net investment income	—		(0.25)		(0.25)		(0.18)	(0.15)	(0.17)
Net realized capital gains	—		(0.83)		(1.08)		(1.06)	(0.14)	(0.26)

Total dividends and distributions to shareholders	—		(1.08)		(1.33)		(1.24)	(0.29)	(0.43)

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	—	0.00	(2)

Net asset value, end of period	$12.40		$11.73		$13.97		$14.37	$14.26	$13.06

Total investment return(3)	5.71%		(9.36)%		7.16%		9.70%	11.40%	(3.15)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102,495		$113,292		$173,468		$160,899	$171,105	$196,785
Ratio of expenses to average net assets	0.92	%(4)	0.90%		0.93%		0.99%	0.96%	1.00%
Ratio of expenses to average net assets without waivers, expense reimbursements, and/or recoupments, if any	1.08	%(4)	0.99	%(5)	0.99	%(5)	0.99%	0.96%	0.96	%(5)
Ratio of net investment income to average net assets	2.26	%(4)	1.91%		1.72%		1.41%	1.23%	1.10%
Portfolio turnover rate	24	%(6)	36%		42%		33%	29%	34%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for period less than one year is not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived, reimbursed, and/or recouped. If such fee waivers, reimbursements, and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

EIC VALUE FUND

Notes to Financial Statements

October 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C, Institutional Class and Retail Class shares. Class A shares are sold subject to a front-end sales charge of 5.50%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge, and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months after a purchase where the broker-dealer was paid a commission for such sale. As of October 31, 2020, the Retail Class Shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined

14

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 — quoted prices in active markets for identical securities;

● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/20	Prices	Inputs	Inputs
Common Stocks*	$113,206,116	$113,206,116	$—	$—
Short-Term Investment*	12,636,145	12,636,145	—	—

Total Investments	$125,842,261	$125,842,261	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been

15

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

16

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

2. Transactions with Related Parties and Other Service Providers

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets up to $500 million; 0.65% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.50% of the Fund’s average daily net assets of $1 billion and over. Effective September 1, 2020, the Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses”, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). Prior to September 1, 2020, the Expense Limitation was 0.90%. The Expense Limitation will remain in place until August 31, 2021, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

17

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

As of October 31, 2020, the amount of potential recovery was as follows:

Expiration

4/30/2022	4/30/2023	10/31/2023	Total
$118,185	$178,396	$110,603	$407,184

For the six months ended October 31, 2020, the Adviser earned advisory fees of $505,584 and waived fees of $110,603.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.

18

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Effective October 1, 2020, Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to October

1, 2020, Duff & Phelps, LLC (“D&P”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, D&P and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$28,976,650	$55,531,927

4. Capital Share Transactions

For the six months ended October 31, 2020 and year ended April 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Class A
Sales	17,497	$213,994	16,403	$216,555
Reinvestments	—	—	61,064	826,809
Redemption Fees*	—	46	—	156
Redemptions	(163,734)	(2,047,820)	(440,971)	(5,754,321)

Net decrease	(146,237)	$(1,833,780)	(363,504)	$(4,710,801)

19

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	For the Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Class C
Sales	4,194	$51,443	48,732	$653,407
Reinvestments	—	—	110,817	1,476,081
Redemption Fees*	—	94	—	312
Redemptions	(246,468)	(2,999,562)	(600,283)	(7,793,106)

Net decrease	(242,274)	$(2,948,025)	(440,734)	$(5,663,306)

Institutional Class
Sales	498,424	$6,125,632	1,218,237	$16,025,747
Reinvestments	—	—	898,253	12,126,430
Redemption Fees*	—	584	—	2,094
Redemptions	(1,893,199)	(22,998,065)	(4,875,860)	(61,665,711)

Net decrease	(1,394,775)	$(16,871,849)	(2,759,370)	$(33,511,440)

Total Net Decrease	(1,783,286)	$(21,653,654)	(3,563,608)	$(43,885,547)

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2020, the tax character of distributions paid by the Fund was $3,190,381 of ordinary income dividends and $11,662,903 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

20

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2020

(Unaudited)

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed	Net		Total
Ordinary	Unrealized	Qualified Late-Year	Distributable
Income	Appreciation	Losses	Earnings
$738,614	$18,293,542	$(116,743)	$18,915,413

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$107,668,803

Gross unrealized appreciation	$22,788,009
Gross unrealized depreciation	(4,614,551)

Net unrealized appreciation	$18,173,458

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2020. For the year ended April 30, 2020, the Fund had short-term capital loss deferrals of $5,727,692 and long-term capital gain deferrals of $5,610,949.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2020, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

EIC VALUE FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the EIC Value Fund (the “Fund”), met on September 22-23, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

22

EIC VALUE FUND

Statement Regarding Liquidity Risk Management Program (Concluded)

(Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

23

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

24

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Investment Adviser

Equity Investment Corporation

1776 Peachtree Street, NW

Suite 600S

Atlanta, GA 30309

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

of

FundVantage Trust

Class A

Class C

Institutional Class

SEMI-ANNUAL

REPORT

October 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports will be available on the EIC Value Fund’s website (www.eicatlanta.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call the Fund toll-free at (855) 430-6487 or write to:

EIC Value Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

EIC-1020

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six
	Months†	1 Year	3 Years	5 Years	10 Years
Class A Shares (with sales charge)	12.27%	8.02%	10.80%	9.93%	11.21%
Class A Shares (without sales charge)	18.10%	13.68%	12.71%	11.06%	11.78%
Class I Shares	18.16%	13.84%	12.96%	11.32%	12.05%
S&P 500® Index	13.29%	9.71%	10.43%	11.71%	13.02%

† Not Annualized.

    The Lateef Focused Sustainable Growth Fund (the “Fund”) commenced operations on September 6, 2007.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated September 1, 2020, the Fund’s “Total Annual Fund Operating Expenses” are 1.93% and 1.68%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.10% and 0.85% for Class A and Class I shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Lateef Investment Management, L.P. (“the Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2021, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

1

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Fund Expense Disclosure

October 31, 2020

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2020 through October 31, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Fund Expense Disclosure (Concluded)

October 31, 2020

(Unaudited)

	Lateef Focused Sustainable Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2020	October 31, 2020	During Period*
Class A
Actual	$1,000.00	$1,181.00	$6.05
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60
Class I
Actual	$1,000.00	$1,181.60	$4.67
Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 1.10% and 0.85% for Class A and Class I shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 18.10% and 18.16% for Class A and Class I shares, respectively.

3

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Consumer, Non-cyclical	23.6%	$10,475,211
Technology	22.2	9,893,589
Communications	15.1	6,698,120
Consumer, Cyclical	11.9	5,302,719
Financial	11.7	5,208,021
Industrial	7.3	3,254,604
Basic Materials	4.1	1,841,723
Options Written	(0.2)	(75,340)
Other Assets in Excess of Liabilities (excluding written options)	4.3	1,899,010

NET ASSETS	100.0%	$44,497,657

Portfolio holdings are subject to change at any time.

4

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.9%
Basic Materials — 4.1%
Sherwin-Williams Co. (The)	2,677	$1,841,723

Communications — 15.1%
Alphabet, Inc., Class A*	1,433	2,315,886
New York Times Co. (The), Class A	44,155	1,751,187
Palo Alto Networks, Inc.*	7,632	1,688,122
Twitter, Inc.*	22,798	942,925

		6,698,120

Consumer, Cyclical — 11.9%
Aptiv PLC	20,573	1,985,089
Southwest Airlines Co.	36,144	1,428,772
Starbucks Corp.	21,721	1,888,858

		5,302,719

Consumer, Non-cyclical — 23.6%
Catalent, Inc.*	22,016	1,932,344
Danaher Corp.	15,701	3,604,008
Halozyme Therapeutics, Inc.*	51,751	1,449,028
IQVIA Holdings, Inc.*	14,076	2,167,563
PayPal Holdings, Inc.*	7,104	1,322,268

		10,475,211

Financial — 11.7%
Progressive Corp. (The)	21,112	1,940,193
SVB Financial Group*	4,291	1,247,394
Visa, Inc., Class A	11,119	2,020,434

		5,208,021

Industrial — 7.3%
Ball Corp.	28,614	2,546,646
Martin Marietta Materials, Inc.	2,658	707,958

		3,254,604

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology — 22.2%
Clarivate PLC*	90,355	$2,507,351
Fiserv, Inc.*	18,134	1,731,253
Intuit, Inc.	2,990	940,893
Medallia, Inc.*	17,396	494,916
Microsoft Corp.	11,037	2,234,661
salesforce.com, Inc.*	8,544	1,984,515

		9,893,589

TOTAL COMMON STOCKS (Cost $28,674,169)		42,673,987

TOTAL INVESTMENTS - 95.9% (Cost $28,674,169)		42,673,987

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		1,823,670

NET ASSETS - 100.0%		$44,497,657

	Contracts

OPTIONS WRITTEN — (0.2)%
Call Options — (0.2)%
Danaher Corp.
Notional amount $920,000 Exchange: AMEX Expires 11/20/20 Strike Price $230*(a)	(40)	(22,400)
Martin Marietta Materials, Inc.
Notional amount $675,000 Exchange: AMEX Expires 11/20/20 Strike Price $270*(a)	(25)	(30,000)

The accompanying notes are an integral part of the financial statements.

5

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

	Contracts	Value

OPTIONS WRITTEN — (Continued)
Call Options — (Continued)
salesforce.com, Inc.
Notional amount $560,000 Exchange: AMEX Expires 11/20/20 Strike Price $280*(a)	(20)	$(1,540)
Twitter, Inc.
Notional amount $920,000 Exchange: AMEX Expires 11/20/20 Strike Price $46*(a)	(200)	(21,400)

		(75,340)

TOTAL OPTIONS WRITTEN (Premium received $205,790)		$(75,340)

*	Non-income producing.
(a)	Primary risk exposure is equity price risk.

AMEX  NYSE American

PLC      Public Limited Company

The accompanying notes are an integral part of the financial statements.

6

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Statement of Assets and Liabilities

October 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $28,674,169)	$42,673,987
Cash and cash equivalents	2,212,726
Receivable for capital shares sold	73,655
Prepaid expenses and other assets	29,180

Total assets	44,989,548

Liabilities
Options written, at value (premiums received $205,790)*	75,340
Payable for capital shares redeemed	331,716
Payable for transfer agent fees	22,930
Payable for administration and accounting fees	17,741
Payable for audit fees	14,085
Payable for shareholder reporting fees	8,482
Payable for distribution fees	5,165
Payable for custodian fees	4,829
Payable for legal fees	4,699
Payable for Trustees and Officers	3,859
Payable to Investment Adviser	1,947
Accrued expenses	1,098

Total liabilities	491,891

Net Assets	$44,497,657

Net Assets consisted of:
Capital stock, $0.01 par value	$54,390
Paid-in capital	21,641,631
Total distributable earnings.	22,801,636

Net Assets	$44,497,657

*	Primary risk exposure is equity contracts.

Class A Shares:
Net asset value and redemption price per share ($ 24,177,374 / 3,038,304 shares)	$7.96

Maximum offering price per share (100/95 of $7.96)	$8.38

Class I Shares:
Net asset value, offering and redemption price per share ($20,320,283 / 2,400,721 shares)	$8.46

The accompanying notes are an integral part of the financial statements.

7

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Statement of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

Investment income
Dividends	$84,124

Total investment income	84,124

Expenses
Advisory fees (Note 2)	187,985
Transfer agent fees (Note 2)	48,388
Administration and accounting fees (Note 2)	32,823
Distribution fees (Class A) (Note 2)	30,571
Trustees’ and officers’ fees	23,822
Registration and filing fees	22,437
Legal fees	15,524
Audit fees	13,684
Custodian fees (Note 2)	10,624
Shareholder reporting fees	9,519
Other expenses	5,394

Total expenses before waivers	400,771

Less: waivers (Note 2)	(182,214)

Net expenses after waivers	218,557

Net investment loss	(134,433)

Net realized and unrealized gain from investments:
Net realized gain from investments	2,293,093
Net realized gain from written options*	9,379
Net change in unrealized appreciation from investments	4,876,528
Net change in unrealized appreciation from written options*	130,450

Net realized and unrealized gain from investments	7,309,450

Net increase in net assets resulting from operations	$7,175,017

*	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

8

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment loss	$(134,433)	$(170,936)
Net realized gain from investments and written options	2,302,472	7,816,917
Net change in unrealized appreciation/(depreciation) from investments and written options	5,006,978	(6,108,104)

Net increase in net assets resulting from operations:	7,175,017	1,537,877

Less dividends and distributions to shareholders from:
Total distributable earnings
Class A	—	(4,036,640)
Class I	—	(2,910,487)

Net decrease in net assets from dividends and distributions to shareholders	—	(6,947,127)

Decrease in net assets derived from capital share transactions (Note 4)	(3,116,752)	(6,256,502)

Total increase/(decrease) in net assets	4,058,265	(11,665,752)

Net assets
Beginning of period	40,439,392	52,105,144

End of period	$44,497,657	$40,439,392

The accompanying notes are an integral part of the financial statements.

9

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares*
	For the		For the	For the	For the	For the	For the
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2020		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance
Net asset value, beginning of period	$6.74		$7.73	$8.60	$9.54	$10.77	$14.00

Net investment loss(1)	(0.03)		(0.03)	(0.02)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.25		0.27	0.79	1.40	1.25	(0.19)

Net increase/(decrease) in net assets resulting from operations	1.22		0.24	0.77	1.36	1.21	(0.24)

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.02)
Net realized capital gains	—		(1.23)	(1.64)	(2.30)	(2.44)	(2.97)

Total dividends and distributions to shareholders	—		(1.23)	(1.64)	(2.30)	(2.44)	(2.99)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	—	0.00 (2)

Net asset value, end of period	$7.96		$6.74	$7.73	$8.60	$9.54	$10.77

Total investment return(3)	18.10%		2.11%	12.62%	15.26%	12.64%	(2.31%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,177		$22,395	$17,375	$20,580	$24,460	$56,657
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10%	1.14%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.92	%(4)	1.94%	1.69%	1.65%	1.57%	1.42%
Ratio of net investment loss to average net assets	(0.72	)%(4)	(0.43)%	(0.23)%	(0.38)%	(0.35)%	(0.37)%
Portfolio turnover rate	32	%(6)	58%	51%	50%	42%	65%

*	Class C Shares were converted to Class A Shares on August 30, 2019 (See Note 4).
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the		For the	For the	For the	For the	For the
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2020		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance
Net asset value, beginning of period	$7.16		$8.12	$8.93	$9.80	$10.98	$14.22

Net investment income/(loss)(1)	(0.02)		(0.01)	0.00 (2)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.32		0.28	0.83	1.44	1.27	(0.19)

Net increase/(decrease) in net assets resulting from operations	1.30		0.27	0.83	1.43	1.26	(0.21)

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.06)
Net realized capital gains	—		(1.23)	(1.64)	(2.30)	(2.44)	(2.97)

Total dividends and distributions to shareholders	—		(1.23)	(1.64)	(2.30)	(2.44)	(3.03)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	—	0.00 (2)

Net asset value, end of period	$8.46		$7.16	$8.12	$8.93	$9.80	$10.98

Total investment return(3)	18.16%		2.40%	12.85%	15.59%	12.86%	(2.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,320		$18,045	$23,167	$41,982	$66,969	$358,492
Ratio of expenses to average net assets	0.85	%(4)	0.85%	0.85%	0.89%	0.99%	0.99%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.67	%(4)	1.68%	1.44%	1.41%	1.28%	1.16%
Ratio of net investment income/(loss) to average net assets	(0.47	)%(4)	(0.16)%	0.02%	(0.14)%	(0.09)%	(0.12)%
Portfolio turnover rate	32	%(6)	58%	51%	50%	42%	65%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements

October 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Lateef Focused Sustainable Growth Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A and Class I shares. Class A shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued

12

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 — quoted prices in active markets for identical securities;

● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/20	Price	Inputs	Inputs
Assets:
Investments in Securities*	$42,673,987	$42,673,987	$—	$—

Liabilities:
Written Option on Equity Contracts	$(75,340)	$(75,340)	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

13

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalent — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

14

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Currency Risk — The Fund may invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Written Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before

15

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. During the six months ended October 31, 2020, the Fund entered into 365 written options contracts, all of which were exchange-traded options.

For the six months ended October 31, 2020, the Fund’s quarterly average volume of proceeds from written options was $25,113.

2. Transactions with Related Parties and Other Service Providers

Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses ” and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2021, unless the Board of Trustees of the Trust approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

For the six months ended October 31, 2020, the Adviser earned advisory fees of $187,985 and waived fees of $182,214.

16

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Effective October 1, 2020, Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to October 1, 2020, Duff & Phelps, LLC (“D&P”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, D&P and Alaric are compensated for their services provided to the Trust.

17

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

3. Investment in Securities

For the period ended October 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$13,449,795	$17,092,914

4. Capital Share Transactions

For the six months ended October 31, 2020 and year ended April 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Class A*
Sales	208,439	$1,606,305	222,924	$1,665,845
Reinvestments	—	—	464,711	3,350,569
Redemption Fees**	—	2,542	—	72
Redemptions	(493,315)	(3,775,002)	(1,048,204)	(7,987,793)
Converted from Class C Shares	—	—	1,436,082	11,804,592

Net increase/(decrease)	(284,876)	$(2,166,155)	1,075,513	$8,833,285

Class C*
Redemptions	—	—	(70,155)	(453,329)
Converted to Class A Shares	—	—	(1,813,636)	(11,804,592)

Net decrease	—	$—	(1,883,791)	$(12,257,921)

18

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	For the Six Months Ended October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Class I
Sales	70,975	$554,603	400,496	$3,230,558
Reinvestments	—	—	341,550	2,612,858
Redemption Fees**	—	2,014	—	60
Redemptions	(190,885)	(1,507,214)	(1,073,266)	(8,675,342)

Net decrease	(119,910)	$(950,597)	(331,220)	$(2,831,866)

Total Net decrease	(404,786)	$(3,116,752)	(1,139,498)	$(6,256,502)

*	Class C Shares were converted to Class A Shares on August 30, 2019.
**

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2020, the tax character of distributions paid by the Fund was $6,947,127 of long-term capital gains dividends.

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Gain	Net Unrealized Appreciation	Qualified Late-Year Losses	Total Distributable Earnings
$6,526,732	$9,123,290	$(23,403)	$15,626,619

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short term capital gains are reported as ordinary income for federal income tax purposes.

19

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Notes to Financial Statements (Concluded)

October 31, 2020

(Unaudited)

As of October 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$28,674,169

Gross unrealized appreciation	$14,277,411
Gross unrealized depreciation	(277,593)

Net unrealized appreciation	$13,999,818

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2020 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2020. For the year ended April 30, 2020, the Fund had no short-term capital loss deferrals, long-term capital loss deferrals and ordinary late year loss deferrals.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2020, the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Lateef Focused Sustainable Growth Fund (the “Fund”), met on September 22-23, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

21

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Statement Regarding Liquidity Risk Management Program (Concluded)

(Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

22

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement with Lateef Investment Management, L.P.

At a videoconference meeting held on May 28, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) and the Trust (the “Lateef Agreement”) on behalf of the Lateef Focused Sustainable Growth Fund (“Lateef Fund”). At the Meeting, the Board considered the continuation of the Lateef Agreement with respect to the Lateef Fund for an additional one year period.

In determining whether to continue the Lateef Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by Lateef in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Lateef 15(c) Response”) regarding (i) the services performed by Lateef for the Lateef Fund, (ii) the size and qualifications of Lateef’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Lateef Fund, (iv) investment performance of the Lateef Fund, (v) Lateef’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Lateef Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Lateef’s ability to service the Lateef Fund, and (x) compliance with the Lateef Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees received reports at Board meetings throughout the year covering matters such as the relative performance of the Lateef Fund; compliance with the Lateef Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management

23

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Other Information (Continued)

(Unaudited)

personnel with the applicable code of ethics; and the adherence to pricing procedures as established by the Board (each, as applicable).

The Board noted that representatives from Lateef joined the Meeting via videoconference and discussed Lateef’s history, performance, investment strategy, and compliance program. Representatives of Lateef responded to questions from the Board. In addition to Lateef’s 15(c) Response, the Trustees also considered all other factors they believed to be relevant to considering the continuation of the Lateef Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Lateef Fund and Lateef, as provided by the terms of the Lateef Agreement, including the advisory fee under the Lateef Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by Lateef to the Lateef Fund. The Trustees considered Lateef’s personnel and the depth of Lateef’s personnel who provide investment management services to the Lateef Fund and their experience. Based on the Lateef 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Lateef are appropriate and consistent with the terms of the Lateef Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Lateef Fund is likely to benefit from the continued provision of those services, (iv) Lateef has sufficient personnel, with the appropriate skills and experience, to serve the Lateef Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Lateef Fund is likely to continue under the Lateef Agreement.

The Board discussed Lateef’s business continuity plan, and its ability to continue to manage the Lateef Fund effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the Fund and Lateef. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year, ten year and since inception periods ended March 31, 2020 for the Lateef Fund, the Lipper Multi-Cap Growth Index, the Lateef Fund’s applicable Lipper index, the S&P 500 Total Return Index, and the Russell 3000 Total Return Index. The Trustees noted that the Class I shares of the Lateef Fund outperformed the Lipper Multi-Cap Growth Index for the one-year period ended March 31, 2020 and underperformed the Lipper Multi-Cap Growth Index for the year-to-date, two year, three year, five year, ten year and since inception periods ended March 31, 2020. The Trustees noted that the Class I shares of the Lateef Fund outperformed the S&P 500 Total Return Index for the year-to-date, one year, two year and three year periods ended March 31, 2020 and underperformed the S&P 500 Total Return Index for the five year, ten year and since inception periods ended March 31, 2020. The Trustees also noted that the Class I shares of the Lateef Fund outperformed the Russell 3000 Total Return Index for the year-to-date, one year, two year and three year periods ended March 31, 2020, underperformed the Russell 3000 Total

24

LATEEF FOCUSED SUSTAINABLE GROWTH FUND

Other Information (Continued)

(Unaudited)

Return Index for the five year and ten year periods ended March 31, 2020, and performed in line with the Russell 3000 Total Return Index for the since inception period ended March 31, 2020. The Trustees concluded that Lateef had adequately explained the factors contributing to the Lateef Fund’s performance over such periods.

The Trustees also considered information regarding Lateef’s advisory fee and an analysis of these fees in relation to the delivery of services to the Lateef Fund and any other ancillary benefit resulting from Lateef’s relationship with the Fund. The Trustees considered the fees that Lateef charges to its separately managed accounts, and evaluated the explanations provided by Lateef as to differences in fees charged to the Funds and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Lateef Fund versus other funds in the Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that, for the Lateef Fund’s Class I shares, the contractual advisory fee was higher than the median contractual advisory fee of the Peer Group and the net total expense ratio was lower than the median net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by Lateef are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Lateef Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by Lateef, the compensation and benefits received by Lateef in providing services to the Lateef Fund, Lateef’s profitability and certain additional information related to Lateef’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Lateef.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Lateef Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Lateef Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Lateef Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Lateef has contractually agreed to waive fees and/or reimburse certain expenses of the Lateef Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Lateef Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

25

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Lateef Investment Management, L.P.

1000 Fourth Street

Suite 800

San Rafael, CA 94901

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LATEEF FOCUSED

SUSTAINABLE GROWTH FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports will be available on the Lateef Focused Sustainable Growth Fund’s website (www.lateef.com/lateef-focused-sustainable-growth-fund), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call the Fund toll-free at (866) 499-2151 or write to the Fund at:

Lateef Focused Sustainable Growth Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

LAT-1020

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data

October 31, 2020 (Unaudited)

Credit Quality as of October 31, 2020

(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•  Top-down macroeconomic analysis of interest rate trends

•  Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•  As of October 31, 2020, AMG manages $1.1 billion in mutual fund assets. In addition, AMG personnel also manage approximately $247 million in assets on behalf of Bank of Hawaii clients.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2020 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y	4.01%	3.92%	3.71%	3.16%	3.39%
Bloomberg Barclays Capital Hawaii Municipal Bond Index	4.25%	4.01%	3.96%	3.46%	3.71%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2020, the Fund’s “Total Annual Fund Operating Expenses” are 0.29%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver” are 0.09%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”) until August 31, 2021. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”).

Before the Fund commenced operations, all of the assets of the Tax-Free Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Bloomberg Barclays Capital Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data

October 31, 2020 (Unaudited)

Credit Quality as of October 31, 2020 (as a percentage of total investments)	Investment Style High-quality, short-intermediate term, tax-exempt

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Objective

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•  Top-down macroeconomic analysis of interest rate trends

•  Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•  As of October 31, 2020, AMG manages $1.1 billion in mutual fund assets. In addition, AMG personnel also manage approximately $247 million in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2020 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y	2.25%	2.56%	2.09%	1.59%	1.40%
Bloomberg Barclays Capital Hawaii 3-Year Municipal Bond Index	1.96%	2.93%	2.31%	1.76%	1.65%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost; and current performance may be lower or higher than the performance data quoted. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2020, the Fund’s “Total Annual Fund Operating Expenses” are 0.45%, and the Fund’s “Total Annual Fund Operating Expense After Fee Waiver” are 0.25%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”) until August 31, 2021. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”).

Before the Fund commenced operations, all of the assets of the Tax-Free Short Intermediate Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Bloomberg Barclays Capital Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Bloomberg Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

4

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2020

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2020 through October 31, 2020 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2020

(Unaudited)

		Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period*	Expense Ratio During Period**

Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,040.10	$0.51	0.10%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.70	0.51	0.10%

Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,022.50	$1.38	0.27%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,023.84	1.38	0.27%

Pacific Capital U.S. Government Money Market Fund
Actual Fund Return	Investor Class	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical Fund Return (5% return before expenses)	Investor Class	1,000.00	1,024.80	0.41	0.08%

*

Expense are equal to an annualized expense ratio for the six-month period ended October 31, 2020, multiplied by average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Funds’ ending account values on the first line in each table are based on the actual six-month total returns of 4.01% for the Pacific Capital Tax-Free Securities Fund, 2.25% for the Pacific Capital Tax-Free Short Intermediate Securities Fund and 0.01% for the Pacific Capital U.S. Government Money Market Fund.

**	Annualized.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 99.0%
Arizona — 2.6%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	6,888,850

California — 1.7%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(b)	5,000,000	4,639,850

Hawaii — 92.3%
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	6,213,371
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,817,144
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,181,140
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 11/27/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	10,000	10,015

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,232,850
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA/FHLMC Insured)	1,455,000	1,481,539
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	2,000,000	2,057,280
Hawaii State Airports System Revenue, AMT, OID, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	436,328
Hawaii State Airports System Revenue, Series A, Callable 11/06/20 at 100, 5.25%, 07/01/23	1,000,000	1,000,420
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	598,715
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,232,720
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,549,320

The accompanying notes are an integral part of the financial statements.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,730,070
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, 4.00%, 07/01/23	500,000	544,355
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	3,500,000	3,712,275
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,515,000	1,610,930
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	2,775,768
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	4,264,680

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	225,000	246,562
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	250,000	271,655
Hawaii State Department of Budget & Finance, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,470,102
Hawaii State Department of Budget & Finance, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,497,700
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	1,929,423
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	587,994
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/21	1,020,000	1,039,421

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	577,025
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,182,459
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	410,067
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,487,982
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	1,005,096
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	1,015,791
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	162,868

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	895,000	940,430
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,155,000	1,213,628
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,120,000	1,176,851
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	805,000	845,862
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,817,815
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	315,396
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,298,380
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,151,195
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	60,194
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	90,000	98,500

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,094,440
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	98,500
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	809,885
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	21,889
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	109,444
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,493,910
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	377,582
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	372,110
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	343,076
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	500,554

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	134,981
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	388,946
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	1,009,533
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,127,380
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,480,487
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	164,196
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	3,105,417
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,172,740
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,691,198
Hawaii State GO, Series EZ, 5.00%, 10/01/21	340,000	354,654
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,984,800
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,318,460

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	12,379,400
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,138,350
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	3,078,525
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,291,720
Hawaii State GO, Series FN, 5.00%, 10/01/26	2,500,000	3,117,725
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,960,680
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	1,950,000	2,403,765
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,388,820
Hawaii State Harbor System Revenue, OID, Series A, Callable 12/07/20 at 100, 4.75%, 07/01/24	220,000	220,737
Hawaii State Harbor System Revenue, OID, Series A, Callable 12/07/20 at 100, 5.63%, 07/01/40	4,125,000	4,137,994
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,252,046

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	4,404,050
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	5,793,487
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,181,914
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	6,157,000
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,741,590
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/25	250,000	269,715
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,371,438
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	982,872

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	2,143,895
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	1,355,000	1,482,966
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,094,440
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,612,828
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	492,498
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,156,047
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,571,980
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,185,390

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,230,622
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,181,190
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,235,000	1,504,526
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,188,880
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,050,430
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,242,413
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	280,000	281,056
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,090,100
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,818,972

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	609,820
Honolulu City & County GO, Series B, Refunding, Honolulu Rail Transit Project, 4.00%, 09/01/26	1,215,000	1,456,773
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,668,310
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	2,331,440
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	500,000	639,830
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,423,020
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,958,781
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,894,050

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,095,000	2,537,799
Honolulu City & County Wastewater System Revenue, Refunding, Junior Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,759,800
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,206,740
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	390,696
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	473,234
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,496,080

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	151,380
Kauai County GO, 5.00%, 08/01/23	395,000	444,738
Kauai County GO, 5.00%, 08/01/27	250,000	319,342
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	311,682
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	270,000	310,481
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	934,604
Kauai County GO, OID, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,195,000	1,221,338
Kauai County GO, OID, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,300,000	1,354,067
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	400,000	432,904
Maui County GO, Refunding, 5.00%, 06/01/21	150,000	154,102
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	336,327
Maui County GO, Refunding, 5.00%, 09/01/28	975,000	1,281,550

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	579,245
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	6,416,185
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	208,777
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	187,094
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,162,940
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,517,650
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,210,080
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,665,310
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,436,940

		245,488,668

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Illinois — 0.7%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, Refunding, 5.25%, 02/01/21, (NATL-RE Insured)	1,750,000	1,770,352

Texas — 1.7%
Galveston County GO, CAB, OID, Series RD, 0.00%, 02/01/24, (NATL-RE Insured)(b)	2,630,000	2,579,320
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding, 0.00%, 12/01/27, (AGM Insured)(b)	2,000,000	1,849,300

		4,428,620

TOTAL MUNICIPAL BONDS (Cost $246,055,157)		263,216,340

	Shares

REGISTERED INVESTMENT COMPANY — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(a)	1,873,933	1,873,933
TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,873,933)		1,873,933

Value ($)
TOTAL INVESTMENTS - 99.7% (Cost $247,929,090)	265,090,273
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	697,438

NET ASSETS - 100.0%	$265,787,711

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2020.
(b)	Zero coupon bond.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 97.3%
Arizona — 1.9%
Tempe City Excise Tax Revenue, Series A, Callable 07/01/21 at 100, 5.00%, 07/01/22	900,000	928,404

Hawaii — 93.1%
Hawaii County GO, Series A, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	245,924
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	200,000	234,854
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	595,380
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/27	260,000	284,201
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/22	500,000	515,235
Hawaii State Airports System Revenue, Refunding, AMT, ETM, 5.00%, 07/01/21	2,000,000	2,060,940
Hawaii State Airports System Revenue, Refunding, AMT, OID, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	510,800
Hawaii State Airports System Revenue, Series A, AMT, 5.00%, 07/01/30	1,000,000	1,276,930

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,259,965
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.25%, 01/01/25	500,000	528,985
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	2,610,000	2,768,296
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	320,000	343,123
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	220,000	235,897
Hawaii State Department of Budget & Finance, Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	200,000	221,068
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/21	120,000	123,469
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	240,000	257,342

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/24	525,000	606,448
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/25	510,000	609,195
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	650,436
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/22	290,000	304,720
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/23	190,000	199,644
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,110,000	1,166,344
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/31	360,000	378,475
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,180,000	1,239,873

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,335,000	1,434,538
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	45,000	49,250
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	27,361
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	785,000	859,135
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/23	100,000	109,386
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,080,000	1,180,235
Hawaii State GO, Series EH, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	270,000	303,707
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	830,000	936,215
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,140,000	1,233,776

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FG, 5.00%, 10/01/22	445,000	485,094
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,057,470
Hawaii State GO, Series FW, 5.00%, 01/01/23	510,000	561,255
Hawaii State Harbor System Revenue, Series A, Callable 12/07/20 at 100, 5.00%, 07/01/24	600,000	602,118
Hawaii State Harbor System Revenue, Series A, OID, Callable 12/07/20 at 100, 4.50%, 07/01/22	60,000	60,193
Hawaii State Harbor System Revenue, Series B, AMT, Refunding, Callable 12/07/20 at 100, 5.50%, 07/01/21	520,000	522,059
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	555,835
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	648,795
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/25	500,000	521,320
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/26	300,000	312,339

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	720,000	776,405
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	515,000	577,897
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	125,000	144,738
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	245,000	283,298
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	582,510
Honolulu City & County GO, Honolulu Rail Transit Project, Series A, 5.00%, 09/01/24	615,000	724,821
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 09/01/22	500,000	543,090
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 03/01/25	1,000,000	1,200,640

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, OID, Prerefunded, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	20,567
Honolulu City & County GO, Series B, 5.00%, 09/01/22	1,010,000	1,097,042
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	609,820
Honolulu City & County GO, Series C, 4.00%, 08/01/22	800,000	851,896
Honolulu City & County GO, Series C, 4.00%, 07/01/23	500,000	549,380
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,235,000	1,360,748
Honolulu City & County GO, Series C, 4.00%, 07/01/24	690,000	782,881
Honolulu City & County GO, Series C, 4.00%, 07/01/26	115,000	137,441
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	500,000	566,520

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Prerefunded, Callable 07/01/22 at 100, 5.00%, 07/01/23	500,000	539,430
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/22	500,000	539,170
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/23	1,000,000	1,124,400
Honolulu City & County Wastewater System Revenue, Refunding, Junior Series A, 5.00%, 07/01/24	500,000	584,500
Honolulu City & County Wastewater System Revenue, Senior Series A, Prerefunded, Callable 07/01/21 at 100, 5.25%, 07/01/36	35,000	36,172
Maui County GO, Refunding, 5.00%, 06/01/21	725,000	744,829
Maui County GO, Refunding, 5.00%, 09/01/21	35,000	36,371
Maui County GO, Refunding, 5.00%, 09/01/23	1,010,000	1,144,057

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 03/01/26	250,000	310,222
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	525,000	578,288
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/24	505,000	572,620
University of Hawaii Revenue, Refunding, Series B, 5.00%, 10/01/25	500,000	606,025
University of Hawaii Revenue, Refunding, Series F, 5.00%, 10/01/21	500,000	520,850

		46,224,253

Texas — 2.3%
Houston Independent School District GO, Refunding, Callable 02/15/24 at 100, 4.00%, 02/15/25, (PSF-GTD)	600,000	670,140
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD)	400,000	460,356

		1,130,496

TOTAL MUNICIPAL BONDS (Cost $46,984,421)		48,283,153

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(a)	1,077,848	1,077,848

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,077,848)		1,077,848

TOTAL INVESTMENTS - 99.5% (Cost $48,062,269)		49,361,001
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		263,932

NET ASSETS - 100.0%		$49,624,933

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2020.

Portfolio holdings are subject to change at any time.

AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Pacific Capital U.S. Government Money Market Fund

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Registered Investment Company	63.6%	$87,540,848
U.S. Treasury Obligations	36.4%	49,996,434
Other Assets in Excess of Liabilities	0.0%	12,562

NET ASSETS	100.0%	$137,549,844

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Pacific Capital U.S. Government Money Market Fund

Portfolio of Investments

October 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS — 36.4%
U.S. Treasury Bill — 36.4%
0.07%, 11/03/2020(a)	10,000,000	9,999,939
0.08%, 11/12/2020(a)	10,000,000	9,999,734
0.08%, 12/10/2020(a)	10,000,000	9,999,113
0.10%, 12/15/2020(a)	10,000,000	9,998,808
0.08%, 12/22/2020(a)	10,000,000	9,998,840

		49,996,434

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,996,434)		49,996,434

	Shares

REGISTERED INVESTMENT COMPANY — 63.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%(b)	87,540,848	87,540,848

TOTAL REGISTERED INVESTMENT COMPANY (Cost $87,540,848)		87,540,848

TOTAL INVESTMENTS - 100.0% (Cost $137,537,282)		137,537,282
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		12,562

NET ASSETS - 100.0%		$137,549,844

(a)	Rate disclosed represents the yield-to-maturity as of October 31, 2020.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2020.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund	Pacific Capital U.S. Government Money Market Fund
Assets
Investments, at value*	$265,090,273	$49,361,001	$137,537,282
Receivable for capital shares sold	268,556	76,260	—
Interest receivable	2,754,175	603,687	1,618
Receivable from Investment Adviser	—	—	111,335
Prepaid expenses and other assets	13,614	2,957	44,064

Total assets	268,126,618	50,043,905	137,694,299

Liabilities
Payable for investments purchased	1,171,730	234,802	—
Payable for distributions to shareholders	563,308	63,104	—
Payable for capital shares redeemed	546,225	64,000	—
Payable for administration and accounting fees	23,882	19,666	15,393
Payable for audit fees	14,947	14,701	14,025
Payable for custodian fees	6,162	6,388	9,016
Payable for transfer agent fees	6,161	6,162	5,596
Payable for legal fees	2,684	2,229	3,864
Payable for shareholder reporting fees	2,031	7,442	4,969
Payable for Trustees’ and Officers’ fees	1,183	247	2,081
Payable for distribution fees	—	—	69,955
Payable for rating agency fees	—	—	18,540
Accrued expenses	594	231	1,016

Total liabilities	2,338,907	418,972	144,455

Net Assets	$265,787,711	$49,624,933	$137,549,844

Net Assets consisted of:
Capital stock, $0.01 par value	$251,294	$48,323	$1,375,898
Paid-in capital	249,635,302	48,320,701	136,166,159
Total distributable earnings	15,901,115	1,255,909	7,787

Net Assets	$265,787,711	$49,624,933	$137,549,844

Class Y:
Net assets	$265,787,711	$49,624,933	$—

Shares outstanding	25,129,414	4,832,325	—

Net asset value, offering and redemption price per share	$10.58	$10.27	$—

Investor Class:
Net assets	$—	$—	$137,549,844

Shares outstanding	—	—	137,589,834

Net asset value, offering and redemption price per share	$—	$—	$1.00

* Investments, at cost	$247,929,090	$48,062,269	$137,537,282

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund	Pacific Capital U.S. Government Money Market Fund

Investment income
Interest	$3,520,544	$451,880	$25,943
Dividends	479	428	58,567

Total investment income	3,521,023	452,308	84,510

Expenses
Advisory fees (Note 2)	271,908	51,297	365,886
Administration and accounting fees	41,218	22,628	21,726
Trustees’ and officers’ fees	28,042	8,504	23,268
Legal fees	16,337	2,915	16,734
Audit fees	14,829	14,762	14,039
Transfer agent fees (Note 2)	11,187	11,025	11,080
Custodian fees (Note 2)	10,439	3,697	11,791
Shareholder reporting fees	1,510	3,346	5,036
Registration and filing fees	81	90	10,814
Distribution fees (Investor Class) (Note 2)	—	—	228,678
Rating agency fees	—	—	38,127
Other expenses	8,685	2,465	9,453

Total expenses before waivers and reimbursements	404,236	120,729	756,632

Less: waivers and reimbursements (Note 2)	(271,908)	(51,297)	(682,655)

Net expenses after waivers and reimbursements	132,328	69,432	73,977

Net investment income	3,388,695	382,876	10,533

Net realized and unrealized gain from investments
Net realized gain from investments	31,204	58,558	—
Net change in unrealized appreciation from investments	7,205,411	700,198	—

Net realized and unrealized gain from investments	7,236,615	758,756	—

Net increase in net assets resulting from operations	$10,625,310	$1,141,632	$10,533

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Statements of Changes in Net Assets

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Increase in net assets from operations:
Net investment income	$3,388,695	$7,074,097
Net realized gain from investments	31,204	414,256
Net change in unrealized appreciation from investments	7,205,411	1,402,833

Net increase in net assets resulting from operations	10,625,310	8,891,186

Less dividends and distributions to shareholders from:
Total distributable earnings	(3,388,698)	(7,074,128)

Decrease in net assets from dividends and distributions to shareholders	(3,388,698)	(7,074,128)

Decrease in net assets derived from capital share transactions (Note 4)	(7,442,258)	(17,438,683)

Total decrease in net assets	(205,646)	(15,621,625)

Net assets
Beginning of period	265,993,357	281,614,982

End of period	$265,787,711	$265,993,357

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Statements of Changes in Net Assets

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Increase in net assets from operations:
Net investment income	$382,876	$936,320
Net realized gain from investments	58,558	76,666
Net change in unrealized appreciation from investments	700,198	89,116

Net increase in net assets resulting from operations	1,141,632	1,102,102

Less dividends and distributions to shareholders from:
Total distributable earnings	(382,876)	(936,322)

Decrease in net assets from dividends and distributions to shareholders	(382,876)	(936,322)

Decrease in net assets derived from capital share transactions (Note 4)	(4,733,045)	(46,031)

Total increase/(decrease) in net assets	(3,974,289)	119,749

Net assets
Beginning of period	53,599,222	53,479,473

End of period	$49,624,933	$53,599,222

The accompanying notes are an integral part of the financial statements.

26

PACIFIC CAPITAL FUNDS

Pacific Capital U.S. Government Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Increase in net assets from operations:
Net investment income	$10,533	$4,548,924
Net realized gain from investments	—	8,984

Net increase in net assets resulting from operations	10,533	4,557,908

Less dividends and distributions to shareholders from:
Total distributable earnings	(10,540)	(4,596,818)

Decrease in net assets from dividends and distributions to shareholders	(10,540)	(4,596,818)

Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(218,797,545)	32,493,834

Total increase/(decrease) in net assets	(218,797,552)	32,454,924

Net assets
Beginning of period	356,347,396	323,892,472

End of period	$137,549,844	$356,347,396

The accompanying notes are an integral part of the financial statements.

27

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y shares	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.30		$10.24	$9.97	$10.15	$10.41	$10.24

Net investment income	0.13		0.26	0.25	0.25	0.25	0.30
Net realized and unrealized gain/(loss) from investments	0.28		0.06	0.27	(0.18)	(0.26)	0.17

Net increase/(decrease) in net assets resulting from operations	0.41		0.32	0.52	0.07	(0.01)	0.47

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.26)	(0.25)	(0.25)	(0.25)	(0.30)

Net asset value, end of period	$10.58		$10.30	$10.24	$9.97	$10.15	$10.41

Total investment return(1)	4.01%		3.14%	5.30%	0.63%	(0.10)%	4.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$265,788		$265,993	$281,615	$289,169	$314,733	$300,517
Ratio of expenses to average net assets	0.10	%*	0.09%	0.11%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets without waivers(2)	0.30	%*	0.29%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.49	%*	2.51%	2.50%	2.41%	2.42%	2.87%
Portfolio turnover rate	3	%**	10%	11%	22%	15%	18%

*	Annualized.
**	Not Annualized.
(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for period less than one year is not annualized.

(2)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

28

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y shares	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.09	$9.95	$10.14		$10.27	$10.19

Net investment income	0.08		0.17	0.16	0.14		0.13	0.12
Net realized and unrealized gain/(loss) from investments	0.15		0.03	0.14	(0.19)		(0.10)	0.08

Net increase/(decrease) in net assets resulting from operations	0.23		0.20	0.30	(0.05)		0.03	0.20

Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.17)	(0.16)	(0.14)		(0.13)	(0.12)
Net realized gains	—		—	—	(0.00	)(1)	(0.03)	—

Total dividends and distributions to shareholders	(0.08)		(0.17)	(0.16)	(0.14)		(0.16)	(0.12)

Net asset value, end of period	$10.27		$10.12	$10.09	$9.95 $		10.14	$10.27

Total investment return(2)	2.25%		1.98%	3.01%	(0.49)%		0.24%	1.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,625		$53,599	$53,479	$52,363		$68,075	$90,438
Ratio of expenses to average net assets	0.27	%*	0.24%	0.34%	0.25%		0.25%	0.15%
Ratio of expenses to average net assets without waivers(3)	0.47	%*	0.44%	0.54%	0.45%		0.45%	0.35%
Ratio of net investment income to average net assets	1.49	%*	1.66%	1.57%	1.36%		1.24%	1.12%
Portfolio turnover rate	12	%**	30%	34%	27%		19%	19%

*	Annualized.
**	Not Annualized.
(1)	Amount is less than $0.005 per share.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for period less than one year is not annualized.

(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

29

PACIFIC CAPITAL FUNDS

Pacific Capital U.S. Government Money Market Fund

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Investor Class shares	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period June 14, 2018(1) to April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income	0.0001		0.0136	0.0162
Net realized gain/(loss) from investments	—		0.0001	(0.0000	)(2)

Net increase in net assets resulting from operations	0.0001		0.0137	0.0162

Dividends and distributions to shareholders from:
Net investment income	(0.0001)		(0.0137)	(0.0162)

Net asset value, end of period	$1.00		$1.00	$1.00

Total investment return(3)	0.01%		1.38%	1.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,550		$356,347	$323,892
Ratio of expenses to average net assets	0.08	%*	0.43%	0.33	%*
Ratio of expenses to average net assets without waivers(4)	0.83	%*	0.75%	0.77	%*
Ratio of net investment income to average net assets	0.01	%*	1.36%	1.88	%*

*	Annualized.
(1)	Commencement of operations.
(2)	Amount is less than $0.00005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

30

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund, the Pacific Capital Tax-Free Short Intermediate Securities Fund and the Pacific Capital U.S. Government Money Market Fund (each a “Fund” and together the “Funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are non-diversified. The Pacific Capital U.S. Government Money Market Fund is diversified. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are each authorized to issue and offer Class Y shares. The Pacific Capital U.S. Government Money Market Fund commenced investment operations on June 14, 2018, and is authorized to issue and offer Investor Class and Institutional Class shares. As of October 31, 2020, Institutional Class shares had not been issued on the Pacific Capital U.S. Government Money Market Fund.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

The Pacific Capital U.S. Government Money Market Fund operates as a “government money market fund” and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per share; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under Rule 2a-7 of the 1940 Act. There is no assurance, however, that the Fund will be able to maintain a constant NAV per share of $1.00.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

Securities held within the Pacific Capital U.S. Government Money Market Fund are generally valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

32

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$263,216,340	$—	$263,216,340	$—
Registered Investment Company	1,873,933	1,873,933	—	—

Total	$265,090,273	$1,873,933	$263,216,340	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$48,283,153	$—	$48,283,153	$—
Registered Investment Company	1,077,848	1,077,848	—	—

Total	$49,361,001	$1,077,848	$48,283,153	$—

Pacific Capital U.S. Government Money Market Fund
U.S. Treasury Obligations	$49,996,434	$—	$49,996,434	$—
Registered Investment Company	87,540,848	87,540,848	—	—

Total	$137,537,282	$87,540,848	$49,996,434	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately

33

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Deferred Offering Costs — For the Pacific Capital U.S. Government Money Market Fund, offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2020, the Fund has fully amortized all offering costs.

Dividends and Distributions to Shareholders — Dividends from net investment income for each Fund are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders

34

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

2. Transactions with Related Parties and Other Service Providers

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2021. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). While the Adviser is currently waiving its entire investment advisory fee, investors who invest in a Fund through a bank trust account may be subject to account level fees applicable to such amount charged by affiliates of the Adviser, including Bank of Hawaii’s Trust Services Group.

35

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Fee rates for the six months ended October 31, 2020, were as follows:

	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

For the Pacific Capital U.S. Government Money Market Fund, under terms of an advisory agreement, the Fund is charged an annual fee of 0.40% which is computed daily and paid monthly based upon average daily net assets. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to maintain a minimum daily net yield for the Fund (the “Voluntary Waiver”). The Voluntary Waiver may be discontinued at any time at the discretion of the Adviser. For the six months ended October 31, 2020, the Adviser earned and waived advisory fees of $365,886 and reimbursed fees and expenses of $316,769.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of the Pacific Capital U.S. Government Money Market Fund in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, the Fund compensates

36

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Investor Class shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Effective October 1, 2020, Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to October 1, 2020, Duff & Phelps, LLC (“D&P”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, D&P and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$9,214,405	$13,683,697
Pacific Capital Tax-Free Short Intermediate Securities Fund	6,161,369	9,559,410

The Funds are permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Funds. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.

For the six months ended October 31, 2020, the Pacific Capital Tax-Free Short-Intermediate Fund engaged in security purchases of $643,905 with affiliated funds under Rule 17a-7.

37

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2020 and for the year ended April 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020

	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund
Class Y
Sales	941,949	$10,001,128	2,439,852	$25,444,848
Reinvestments	1,953	20,748	3,961	41,389
Redemptions	(1,650,637)	(17,464,134)	(4,115,980)	(42,924,920)

Net decrease	(706,735)	$(7,442,258)	(1,672,167)	$(17,438,683)

	For the Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020

	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Sales	256,522	$2,640,480	946,792	$9,619,312
Reinvestments	227	2,336	496	5,043
Redemptions	(718,659)	(7,375,861)	(953,287)	(9,670,386)

Net decrease	(461,910)	$(4,733,045)	(5,999)	$(46,031)

38

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	For the Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Pacific Capital U.S. Government Money Market Fund
Investor Class
Sales	164,809,174	$164,809,174	2,129,308,303	$2,129,308,303
Reinvestments	10,533	10,533	4,596,820	4,596,818
Redemptions	(383,617,252)	(383,617,252)	(2,101,411,287)	(2,101,411,287)

Net increase/(decrease)	(218,797,545)	$(218,797,545)	32,493,836	$32,493,834

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid during the year ended April 30, 2020, were as follows:

	Net	Total	Tax	Total
	Investment	Taxable	Exempt	Distributions
	Income	Distributions	Distributions	Paid*
Pacific Capital Tax-Free Securities Fund	$53,481	$53,481	$7,025,619	$7,079,100
Pacific Capital Tax-Free Short Intermediate Securities Fund	39,003	39,003	903,310	942,313
Pacific Capital U.S. Government Money Market Fund	4,596,818	4,596,818	—	4,596,818

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

39

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Qualified			Unrealized
	Tax-Exempt	Ordinary	Late-Year	Distributions	Capital Loss	Appreciation/
	Income	Income	Losses	Payable	Carryforwards	(Depreciation)
Pacific Capital Tax-Free Securities Fund	$566,683	$—	$—	$(566,683)	$(1,291,269)	$9,955,772
Pacific Capital Tax-Free
Short Intermediate Securities Fund	52,918	—	—	(63,917)	(90,382)	598,534
Pacific Capital U.S. Government
Money Market Fund	—	7,794	—	—	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gain is reported as ordinary income for federal income tax purposes.
The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of October 31, 2020 is as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities*	Appreciation	Depreciation	(Depreciation)
Pacific Capital Tax-Free Securities Fund	$247,929,090	$17,243,663	$(82,480)	$17,161,183
Pacific Capital Tax-Free Short Intermediate Securities Fund	48,062,269	1,303,099	(4,367)	1,298,732
Pacific Capital U.S. Government Money Market Fund	137,537,282	—	—	—

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2020, any amount of losses elected within the tax return will not be recognized federal income tax purposes until May 1, 2020. For the year ended April 30, 2020, the Funds had no late year ordinary loss deferrals or capital loss deferrals.

40

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2020, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
Pacific Capital Tax-Free Securities Fund	$1,147,436	$143,833
Pacific Capital Tax-Free Short Intermediate Securities Fund	45,615	44,767
Pacific Capital U.S. Government Money Market Fund	—	—

6. Concentration of Credit Risk

The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

41

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2020

(Unaudited)

8. U.S. Government Obligations Risk

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

42

PACIFIC CAPITAL FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and, collectively, the “Funds”), met on September 22-23, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Program is not applicable to the Pacific Capital U.S. Government Money Market Fund. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

43

PACIFIC CAPITAL FUNDS

Statement Regarding Liquidity Risk Management Program (Concluded)

(Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

44

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

45

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Investment Adviser

Asset Management Group of Bank of Hawaii

111 South King Street, 4th Floor,

Honolulu, HI 96813

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PAC-1020

of

FundVantage Trust

Pacific Capital Tax-Free

Securities Fund

Pacific Capital Tax-Free

Short Intermediate Securities Fund

Pacific Capital U.S. Government

Money Market Fund

SEMI-ANNUAL REPORT

October 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary. Instead, shareholder reports will be available on the Funds’ websites (https://www.boh.com/personal/mutual-funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Funds, call toll-free at (888) 678-6034 or write to the Funds at:

Pacific Capital Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all Pacific Capital Funds that you hold through the financial intermediary, or directly with the Pacific Capital Funds.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six
	Months†	1 Year	3 Year	5 Year	10 Year
Institutional Class	19.73%	26.85%	21.22%	16.97%	16.17%
S&P 500® Index	13.29%	9.71%	10.42%	11.71%	13.01%
Russell 1000® Growth Index	21.80%	29.22%	18.76%	17.32%	16.30%

	Six				Since
	Months†	1 Year	3 Year	5 Year	Inception*
Investor Class	19.55%	26.52%	20.91%	16.67%	15.71%
S&P 500® Index	13.29%	9.71%	10.42%	11.71%	12.48%**
Russell 1000® Growth Index	21.80%	29.22%	18.76%	17.32%	15.79%**

†	Not Annualized.

*	The Fund’s Investor Class shares commenced operations on December 30, 2010.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2020, are 0.98% for the Institutional Class shares and 1.23% for the Investor Class shares, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser on or after January 1, 2017 with respect to the Fund for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Effective September 1, 2020, the Fund’s redemption fee was eliminated. Shares purchased on or after September 1, 2020 will not be subject to a redemption fee. Prior to September 1, 2020, a 2.00% redemption fee was applied to shares redeemed within 60 days of purchase. This redemption fee was not reflected in the returns shown above.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500 (“S&P 500®”) Index and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six				Since
	Months†	1 Year	3 Year	5 Year	Inception*
Institutional Class	17.11%	19.95%	16.45%	15.09%	14.53%
MSCI All Country World ® Index (“ACWI”) (Net Dividend)	13.61%	4.89%	5.52%	8.11%	6.74%***

	Six				Since
	Months†	1 Year	3 Year	5 Year	Inception**
Investor Class	16.89%	19.63%	16.15%	14.79%	15.04%
MSCI All Country World ® Index (“ACWI”) (Net Dividend)	13.61%	4.89%	5.52%	8.11%	7.04%***

†	Not Annualized.

*	The Polen Global Growth Fund (the “Fund”) Institutional Class shares commenced operations on December 30, 2014.

**	The Fund’s Investor Class shares commenced operations on July 6, 2015.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2020, are 1.12% and 1.10%, respectively, for the Institutional Class shares and 1.37% and 1.35%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Effective September 1, 2020, the Fund’s redemption fee was eliminated. Shares purchased on or after September 1, 2020 will not be subject to a redemption fee. Prior to September 1, 2020, a 2.00% redemption fee was applied to shares redeemed within 60 days of purchase. This redemption fee was not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index (Net Dividend), which captures large and mid-cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. With 2,995 constituents, the index covers approximately 85% of the global investable equity opportunity set. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN INTERNATIONAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six			Since
	Months†	1 Year	3 Year	Inception*
Institutional Class	14.07%	8.41%	6.41%	13.06%
MSCI All Country World ® Index (“ACWI”) (ex-USA) (Net Dividend)	12.22%	-2.61%	-0.19%	5.60%***

	Six			Since
	Months†	1 Year	3 Year	Inception**
Investor Class	13.95%	8.24%	6.20%	10.87%
MSCI All Country World ® Index (“ACWI”) (ex-USA) (Net Dividend)	12.22%	-2.61%	-0.19%	4.17%***

†	Not Annualized.

*	The Polen International Growth Fund (the “Fund”) Institutional Class shares commenced operations on December 30, 2016.

**	The Fund’s Investor Class shares commenced operations on March 15, 2017.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2020, are 1.17% and 1.10%, respectively, for the Institutional Class shares and 1.42% and 1.35%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three (3) year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

POLEN INTERNATIONAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Effective September 1, 2020, the Fund’s redemption fee was eliminated. Shares purchased on or after September 1, 2020 will not be subject to a redemption fee. Prior to September 1, 2020, a 2.00% redemption fee was applied to shares redeemed within 60 days of purchase. This redemption fee was not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index (ex-USA) (Net Dividend), which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries. With 2,375 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN U.S. SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 30, 2020
	Six Months†	1 Year	3 Year		Since Inception*
Institutional Class	32.77%	24.92%	14.28%		14.28%
Russell 2000 ® Growth Index	22.72%	13.37%	7.89%		7.89	%***

	Six Months†	1 Year	Since Inception**
Investor Class	32.59%	24.62%	15.67%
Russell 2000 ® Growth Index	22.72%	13.37%	10.45	%***

†	Not Annualized.

*	The Polen U.S. Small Company Growth Fund (the “Fund”) Institutional Class shares commenced operations on November 1, 2017.

**	The Fund’s Investor Class shares commenced operations on February 8, 2019.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2020, are 2.16% and 1.25%, respectively, for the Institutional Class shares and 2.41% and 1.50%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

POLEN U.S. SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Effective September 1, 2020, the Fund’s redemption fee was eliminated. Shares purchased on or after September 1, 2020 will not be subject to a redemption fee. Prior to September 1, 2020, a 2.00% redemption fee was applied to shares redeemed within 60 days of purchase. This redemption fee was not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Russell 2000® Growth Index, which is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. The Fund invests in securities of small-capitalization companies, which may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. Securities of small-capitalization companies may trade less frequently and in lower volumes than the securities of larger companies, which could lead to higher transaction costs.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six Months†	1 Year	Since Inception*
Institutional Class	22.63%	17.54%	24.06%
MSCI All Country World ® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend)	17.80%	0.07%	7.83	%***

	Six Months†	1 Year	Since Inception**
Investor Class	22.54%	17.35%	19.86%
MSCI All Country World ® Index (“ACWI”) (ex-USA Small Cap) (Net Dividend)	17.80%	0.07%	3.48	%***

†	Not Annualized.

*	The Polen International Small Company Growth Fund (the “Fund”) Institutional Class shares commenced operations on December 31, 2018.

**	The Fund’s Investor Class shares commenced operations on February 8, 2019.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2020, are 3.95% and 1.25%, respectively, for the Institutional Class shares and 4.20% and 1.50%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021 unless the Board of Trustees (“Board of Trustees”) of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Effective September 1, 2020, the Fund’s redemption fee was eliminated. Shares purchased on or after September 1, 2020 will not be subject to a redemption fee. Prior to September 1, 2020, a 2.00% redemption fee was applied to shares redeemed within 60 days of purchase. This redemption fee was not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index (ex-USA Small Cap) (Net Dividend), which captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries. With 4,055 constituents, the index covers approximately 14% of the global equity opportunity set outside the US. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. The Fund is a recently formed mutual fund and has a limited history of operations.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Total Returns for the Period Ended October 31, 2020
	Since Inception*†
Institutional Class	-2.30%
MSCI Emerging Markets Index (Net Dividend)	-1.50	%**

†	Not Annualized.

*	The Polen Global Emerging Markets Growth Fund (the “Fund”) Institutional Class shares commenced operations on October 16, 2020.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated October 1, 2020, are 1.61% and 1.25%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until October 31, 2021 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Index (Net Dividend), which captures large and mid cap representation across 26 Emerging Markets (EM) countries. With 1,387 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

in currency exchange rates and possible lax regulation of securities markets and accounting practices. The Fund is a recently formed mutual fund and has a limited history of operations.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

POLEN GROWTH FUNDS

Funds Expense Disclosure

October 31, 2020

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2020 through October 31, 2020 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

POLEN GROWTH FUNDS

Funds Expense Disclosure

October 31, 2020

(Unaudited)

	Polen Growth Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period
Institutional Class(1)
Actual	$1,000.00	$1,197.30	$5.26
Hypothetical (5% return before expenses)	1,000.00	1,020.42	4.84
Investor Class(1)
Actual	$1,000.00	$1,195.50	$6.64
Hypothetical (5% return before expenses)	1,000.00	1,019.16	6.11

	Polen Global Growth Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period
Institutional Class(2)
Actual	$1,000.00	$1,171.10	$6.02
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60
Investor Class(2)
Actual	$1,000.00	$1,168.90	$7.38
Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.87

	Polen International Growth Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period
Institutional Class(3)
Actual	$1,000.00	$1,140.70	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60
Investor Class(3)
Actual	$1,000.00	$1,139.50	$7.28
Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.87

POLEN GROWTH FUNDS

Funds Expense Disclosure

October 31, 2020

(Unaudited)

	Polen U.S. Small Company Growth Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period
Institutional Class(4)
Actual	$1,000.00	$1,327.70	$7.33
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Investor Class(4)
Actual	$1,000.00	$1,325.90	$8.79
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63

	Polen International Small Company Growth Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period
Institutional Class(5)
Actual	$1,000.00	$1,226.30	$7.01
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Investor Class(5)
Actual	$1,000.00	$1,225.40	$8.41
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63

	Polen Global Emerging Markets Growth Fund
	Beginning Account Value October 16, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period
Institutional Class(6)
Actual	$1,000.00	$977.00	$0.51
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

(1)

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 0.95% for Institutional Class and 1.20% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 19.73% and 19.55% for Institutional Class and Investor Class, respectively.

(2)

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 1.10% for Institutional Class and 1.35% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 17.11% and 16.89% for Institutional Class and Investor Class, respectively.

(3)

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 1.10% for Institutional Class and 1.35% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The

POLEN GROWTH FUNDS

Funds Expense Disclosure (Concluded)

October 31, 2020

(Unaudited)

Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 14.07% and 13.95% for Institutional Class and Investor Class, respectively.

(4)

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 1.25% for Institutional Class and 1.50% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 32.77% and 32.59% for Institutional Class and Investor Class, respectively

(5)

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 1.25% for Institutional Class and 1.50% for the Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 22.63% and 22.54% for Institutional Class and Investor Class, respectively.

(6)

Expenses are equal to an annualized expense ratio for the period beginning October 16, 2020, commencement of operations, to October 31, 2020 of 1.25% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (15), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual total return for the Fund of (2.30)%. For comparative purposes, the Hypothetical expenses are as if the Institutional Class had been in existence from May 1, 2020, and are equal to the Institutional Class annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Internet Content & Information	17.9%	$1,531,793,608
Software Infrastructure	14.9	1,273,859,175
Software Application	12.9	1,105,744,137
Credit Services	12.6	1,077,155,123
Medical Devices	8.4	717,066,753
Information Technology Services	6.2	530,303,501
Drug Manufacturers - Specialty & Generic	4.8	407,194,293
Discount Stores	3.3	282,222,045
Restaurants	3.2	268,851,710
Biotechnology	3.0	252,265,652
Healthcare Plans	2.9	247,025,477
Footwear & Accessories	2.2	188,350,163
Diagnostics & Research	1.9	165,983,438
Medical Instruments & Supplies	1.9	162,912,276
Financial Data & Stock Exchanges	1.7	148,936,684
Other Assets In Excess of Liabilities	2.2	184,479,399

NET ASSETS	100.0%	$8,544,143,434

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.8%
Biotechnology — 3.0%
Regeneron Pharmaceuticals, Inc.*	464,099	$252,265,652

Credit Services — 12.6%
Mastercard, Inc., Class A	1,278,939	369,152,953
PayPal Holdings, Inc.*	1,734,313	322,807,679
Visa, Inc., Class A	2,119,831	385,194,491

		1,077,155,123

Diagnostics & Research — 1.9%
Illumina, Inc.*	567,077	165,983,438

Discount Stores — 3.3%
Dollar General Corp.	1,352,221	282,222,045

Drug Manufacturers - Specialty & Generic — 4.8%
Zoetis, Inc.	2,568,239	407,194,293

Financial Data & Stock Exchanges — 1.7%
MSCI, Inc.	425,728	148,936,684

Footwear & Accessories — 2.2%
NIKE, Inc., Class B	1,568,539	188,350,163

Healthcare Plans — 2.9%
UnitedHealth Group, Inc.	809,548	247,025,477

Information Technology Services — 6.2%
Accenture PLC, Class A	1,648,767	357,634,050
Gartner, Inc.*	1,437,714	172,669,451

		530,303,501

Internet Content & Information — 17.9%
Alphabet, Inc., Class A*	116,887	188,902,250
Alphabet, Inc., Class C*	371,641	602,433,777
Facebook, Inc., Class A*	2,814,251	740,457,581

		1,531,793,608

	Number of Shares	Value

COMMON STOCKS — (Continued)
Medical Devices — 8.4%
Abbott Laboratories	4,597,360	$483,228,510
Align Technology, Inc.*	548,813	233,838,243

		717,066,753

Medical Instruments & Supplies — 1.9%
Intuitive Surgical, Inc.*	244,217	162,912,276

Restaurants — 3.2%
Starbucks Corp.	3,091,671	268,851,710

Software Application — 12.9%
Autodesk, Inc.*	1,428,939	336,572,292
salesforce.com, Inc.*	1,655,733	384,577,104
ServiceNow, Inc.*	772,946	384,594,741

		1,105,744,137

Software Infrastructure — 14.9%
Adobe, Inc.*	1,324,256	592,074,858
Microsoft Corp.	3,367,335	681,784,317

		1,273,859,175

TOTAL COMMON STOCKS (Cost $5,484,835,135)		8,359,664,035

TOTAL INVESTMENTS - 97.8% (Cost $5,484,835,135)		8,359,664,035
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		184,479,399

NET ASSETS - 100.0%		$8,544,143,434

*	Non-income producing.

PLC     Public Limited Corporation

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	23.0%	$108,889,664
Information Technology Services	18.4	87,236,715
Interactive Media & Services	16.9	80,110,939
Health Care Equipment & Supplies	10.4	49,190,565
Internet & Direct Marketing Retail	7.0	33,050,334
Textiles, Apparel & Luxury Goods	6.0	28,452,264
Food Products	3.6	17,038,270
Pharmaceuticals	3.1	14,570,904
Biotechnology	2.5	12,063,805
Hotels, Restaurants & Leisure	2.1	9,989,182
Specialty Retail	1.6	7,500,645
Personal Products	1.5	7,267,451
Other Assets In Excess of Liabilities	3.9	18,657,759

NET ASSETS	100.0%	$474,018,497

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.1%
Australia — 2.6%
CSL, Ltd.	59,587	$12,063,805

China — 13.0%
Alibaba Group Holding, Ltd., SP ADR*	108,472	33,050,334
Tencent Holdings, Ltd.	373,420	28,531,399

		61,581,733

Denmark — 1.2%
Coloplast A/S, Class B	39,451	5,769,436

France — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	19,404	9,095,548

Germany — 7.3%
adidas AG*	29,439	8,746,447
SAP SE	155,888	16,630,799
Siemens Healthineers AG	219,040	9,403,087

		34,780,333

Ireland — 3.6%
Accenture PLC, Class A	77,526	16,816,165

Spain — 1.6%
Industria De Diseno Textil SA	303,802	7,500,645

Switzerland — 3.6%
Nestle SA, Registered Shares	151,481	17,038,270

United States — 61.3%
Abbott Laboratories	186,730	19,627,190
Adobe, Inc.*	63,156	28,237,048
Align Technology, Inc.*	33,775	14,390,852
Alphabet, Inc., Class C*	17,942	29,084,161

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Autodesk, Inc.*	79,723	$18,777,955
Automatic Data Processing, Inc.	78,997	12,478,366
Estee Lauder Cos, Inc. (The), Class A	33,085	7,267,451
Facebook, Inc., Class A*	85,498	22,495,379
Mastercard, Inc., Class A	67,457	19,470,788
Microsoft Corp.	188,835	38,233,422
NIKE, Inc., Class B	88,360	10,610,269
Oracle Corp.	124,941	7,010,440
PayPal Holdings, Inc.*	109,916	20,458,665
Starbucks Corp.	114,871	9,989,182
Visa, Inc., Class A	99,129	18,012,731
Zoetis, Inc.	91,901	14,570,904

		290,714,803

TOTAL COMMON STOCKS (Cost $372,273,693)		455,360,738

TOTAL INVESTMENTS - 96.1% (Cost $372,273,693)		455,360,738
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%		18,657,759

NET ASSETS - 100.0%		$474,018,497

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	12.7%	$48,430,633
Internet & Direct Marketing Retail	9.9	37,591,129
Health Care Equipment & Supplies	9.4	35,926,446
Interactive Media & Services	9.4	35,685,261
Textiles, Apparel & Luxury Goods	7.1	26,930,101
Life Sciences Tools & Services	6.8	25,902,258
Information Technology Services	6.6	25,030,816
Professional Services	5.5	20,855,530
Diversified Consumer Services	5.2	19,786,882
Biotechnology	4.9	18,555,588
Insurance	4.2	15,891,288
Personal Products	3.2	12,354,776
Trading Companies & Distributors	3.1	11,944,299
Food Products	2.7	10,210,072
Specialty Retail	2.3	8,942,374
Food & Staples Retailing	1.5	5,961,920
Other Assets In Excess of Liabilities	5.5	20,791,353

NET ASSETS	100.0%	$380,790,726

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.5%
Australia — 4.9%
CSL, Ltd.	91,652	$18,555,588

China — 24.4%
Alibaba Group Holding, Ltd., SP ADR*	123,375	37,591,129
New Oriental Education & Technology Group, Inc., SP ADR*	123,375	19,786,882
Tencent Holdings, Ltd.	467,050	35,685,261

		93,063,272

Denmark — 0.9%
Coloplast A/S, Class B	23,800	3,480,585

France — 5.6%
Dassault Systemes SE	66,973	11,419,556
LVMH Moet Hennessy Louis Vuitton SE	21,147	9,912,573

		21,332,129

Germany — 12.5%
adidas AG*	57,278	17,017,528
SAP SE	156,867	16,735,243
Siemens Healthineers AG	318,132	13,656,971

		47,409,742

Ireland — 21.0%
Accenture PLC, Class A	94,298	20,454,179
Experian PLC	408,907	14,979,911
ICON PLC*	143,662	25,902,258
Medtronic PLC	186,824	18,788,890

		80,125,238

Israel — 2.3%
Check Point Software Technologies, Ltd.*	78,428	8,906,284

Mexico — 1.6%
Wal-Mart de Mexico SAB de CV	2,462,252	5,961,920

	Number of Shares	Value

COMMON STOCKS — (Continued)
Spain — 3.5%
Amadeus IT Group SA	96,055	$4,576,637
Industria De Diseno Textil SA	362,197	8,942,374

		13,519,011

Switzerland — 2.7%
Nestle SA, Registered Shares	90,774	10,210,072

United Kingdom — 10.9%
Bunzl PLC	384,229	11,944,299
RELX PLC	296,982	5,875,619
Sage Group PLC (The)	1,381,820	11,369,550
Unilever PLC	216,792	12,354,776

		41,544,244

United States — 4.2%
Aon PLC, Class A	86,361	15,891,288

TOTAL COMMON STOCKS (Cost $326,958,371)		359,999,373

TOTAL INVESTMENTS - 94.5% (Cost $326,958,371)		359,999,373
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%		20,791,353

NET ASSETS - 100.0%		$380,790,726

* Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository
Receipt

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software Application	18.7%	$13,442,052
Software Infrastructure	12.6	9,092,294
Internet Retail	7.0	5,071,183
Recreational Vehicles	6.7	4,823,181
Leisure	5.9	4,271,081
Insurance - Diversified	4.6	3,328,064
Home Improvement Retail	4.5	3,259,231
Specialty Chemicals	4.5	3,238,414
Consulting Services	4.0	2,847,275
Restaurants	3.8	2,750,157
Building Products & Equipment	3.5	2,543,356
Medical Care Facilities	3.3	2,397,669
Capital Markets	3.2	2,321,154
Diagnostics & Research	3.1	2,253,302
Household & Personal Products	3.1	2,248,466
Health Information Services	2.7	1,918,413
Medical Instruments & Supplies	2.6	1,891,503
Mortgage Finance	2.3	1,676,843
Other Assets In Excess of Liabilities	3.9	2,786,068

NET ASSETS	100.0%	$72,159,706

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.1%
Building Products & Equipment — 3.5%
Trex Co., Inc.*	36,574	$2,543,356

Capital Markets — 3.2%
Houlihan Lokey, Inc.	37,020	2,321,154

Consulting Services — 4.0%
Exponent, Inc.	40,915	2,847,275

Diagnostics & Research — 3.1%
Medpace Holdings, Inc.*	20,311	2,253,302

Health Information Services — 2.7%
Simulations Plus, Inc.	29,596	1,918,413

Home Improvement Retail — 4.5%
Floor & Decor Holdings, Inc., Class A*	44,647	3,259,231

Household & Personal Products — 3.1%
Helen of Troy Ltd.*	11,859	2,248,466

Insurance - Diversified — 4.6%
Goosehead Insurance, Inc., Class A	27,159	3,328,064

Internet Retail — 7.0%
Etsy, Inc.*	22,901	2,784,533
Revolve Group, Inc.*	126,474	2,286,650

		5,071,183

Leisure — 5.9%
Pool Corp.	5,238	1,832,410
YETI Holdings, Inc.*	49,286	2,438,671

		4,271,081

Medical Care Facilities — 3.3%
AMN Healthcare Services, Inc.*	36,729	2,397,669

Medical Instruments & Supplies — 2.6%
Masimo Corp.*	8,451	1,891,503

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mortgage Finance — 2.3%
LendingTree, Inc.*	5,182	$1,676,843

Recreational Vehicles — 6.7%
Fox Factory Holding Corp.*	36,953	3,107,008
Malibu Boats, Inc., Class A*	33,763	1,716,173

		4,823,181

Restaurants — 3.8%
Wingstop, Inc.	23,641	2,750,157

Software Application — 18.7%
Alarm.com Holdings, Inc.*	41,513	2,421,453
Appfolio, Inc., Class A*	23,343	3,335,014
Envestnet, Inc.*	22,346	1,714,832
Globant SA*	19,388	3,501,667
Paylocity Holding Corp.*	13,309	2,469,086

		13,442,052

Software Infrastructure — 12.6%
Altair Engineering, Inc., Class A*	38,468	1,655,278
Blackline, Inc.*	39,317	3,840,485
Euronet Worldwide, Inc.*	15,746	1,398,875
Qualys, Inc.*	25,016	2,197,656

		9,092,294

Specialty Chemicals — 4.5%
WD-40 Co.	13,306	3,238,414

TOTAL COMMON STOCKS (Cost $56,932,391)		69,373,638

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

Value
TOTAL INVESTMENTS - 96.1% (Cost $56,932,391)	$69,373,638
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	2,786,068

NET ASSETS - 100.0%	$72,159,706

*     Non-income producing.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	22.5%	$4,203,445
Interactive Media & Services	13.2	2,469,917
Capital Markets	9.1	1,702,025
Information Technology Services	8.1	1,512,139
Health Care Technology	5.9	1,105,357
Professional Services	5.8	1,082,399
Health Care Equipment & Supplies	4.8	905,450
Commercial Services & Supplies	4.2	787,142
Entertainment	3.8	702,587
Real Estate Management & Development	3.5	657,000
Life Sciences Tools & Services	3.3	626,378
Health Care Providers & Services	3.2	604,517
Leisure Products	2.9	538,057
Multiline Retail	2.8	518,362
Semiconductors & Semiconductor Equipment	1.7	318,446
Biotechnology	1.6	307,250
Food Products	0.9	160,084
Other Assets In Excess of Liabilities	2.7	509,554

NET ASSETS	100.0%	$18,710,109

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.3%
Argentina — 4.0%
Globant SA*	4,142	$748,087

Australia — 6.8%
Cochlear, Ltd.	3,870	577,617
Technology One, Ltd.	108,532	685,134

		1,262,751

Brazil — 0.9%
M. Dias Branco SA	28,500	160,084

Canada — 13.2%
Altus Group, Ltd.	16,058	657,000
Kinaxis, Inc.*	5,060	772,426
Morneau Shepell, Inc.	27,360	546,871
TMX Group, Ltd.	5,049	490,613

		2,466,910

Denmark — 7.9%
Netcompany Group A/S*	13,230	1,100,407
SimCorp A/S	3,099	369,629

		1,470,036

Germany — 12.5%
CompuGroup Medical SE & Co. KGaA	12,865	1,105,357
CTS Eventim AG & Co. KGaA*	15,850	702,587
Scout24 AG	6,668	537,943

		2,345,887

Italy — 3.2%
Amplifon SpA*	16,627	604,517

Japan — 7.8%
Benefit One, Inc.	21,400	535,528
Kakaku.com, Inc.	34,600	914,389

		1,449,917

Jersey — 2.9%
Sanne Group PLC	70,185	551,527

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 3.5%
Bolsa Mexicana de Valores SAB de CV	324,158	$659,885

South Korea — 4.8%
Douzone Bizon Co. Ltd.	6,610	582,777
Koh Young Technology, Inc.	4,525	318,446

		901,223

Sweden — 6.3%
Cellavision AB*	10,490	327,833
Thule Group AB (The)*	16,445	538,057
Vitrolife AB*	12,630	307,250

		1,173,140

Switzerland — 3.3%
Tecan Group AG	1,320	626,378

Taiwan — 2.8%
Poya International Co., Ltd.	24,000	518,362

United Kingdom — 17.4%
Auto Trader Group PLC	88,540	665,684
Endava PLC, SP ADR*	11,957	764,052
GB Group PLC*	60,178	693,072
HomeServe PLC	54,924	787,142
Rightmove PLC*	43,970	351,901

		3,261,851

TOTAL COMMON STOCKS (Cost $15,842,946)		18,200,555

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

Value
TOTAL INVESTMENTS - 97.3% (Cost $15,842,946)	$18,200,555
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	509,554

NET ASSETS - 100.0%	$18,710,109

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Internet & Direct Marketing Retail	18.3%	$626,255
Food Products	15.9	544,154
Interactive Media & Services	11.9	408,223
Entertainment	9.3	317,363
Textiles, Apparel & Luxury Goods	8.8	300,121
Food & Staples Retailing	6.2	211,154
Personal Products	4.9	166,748
Health Care Technology	4.6	157,425
Beverages	4.3	148,591
Specialty Retail	3.0	102,462
Hotels, Restaurants & Leisure	2.4	80,679
Household Durables	1.9	65,436
Banks	1.5	52,701
Automobiles	1.5	49,863
Insurance	0.9	31,005
Other Assets In Excess of Liabilities	4.6	156,075

NET ASSETS	100.0%	$3,418,255

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.4%
Argentina — 3.4%
MercadoLibre, Inc.*	97	$117,763

Brazil — 2.7%
Raia Drogasil SA	22,300	93,818

Cambodia — 2.4%
NagaCorp, Ltd.	78,000	80,679

China — 36.2%
Alibaba Group Holding, Ltd.*	6,200	234,942
ANTA Sports Products, Ltd.	11,000	122,113
Autohome, Inc., ADR	1,070	102,238
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	16,974	100,869
NetEase, Inc.	11,900	208,144
Ping An Healthcare and Technology Co., Ltd.*	12,200	157,425
Tencent Music Entertainment Group, ADR*	7,340	109,219
Tingyi Cayman Islands Holding Corp.	74,000	135,414
Zhejiang Supor Co., Ltd., Class A	6,200	65,436

		1,235,800

Hong Kong — 1.9%
Vitasoy International Holdings, Ltd.	16,000	64,718

India — 13.7%
Bajaj Auto, Ltd.	1,280	49,863
Britannia Industries, Ltd.	1,380	64,630
Colgate-Palmolive India, Ltd.	8,150	166,748
HDFC Bank, Ltd.*	3,300	52,701

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Titan Co., Ltd.	5,300	$83,418
United Spirits, Ltd.*	7,610	51,758

		469,118

Mexico — 2.8%
Fomento Economico Mexicano SAB de CV	18,000	96,833

Netherlands — 8.0%
Prosus NV*	2,740	273,550

Philippines — 1.6%
Universal Robina Corp.	19,400	55,174

Russia — 9.0%
Mail.Ru Group, Ltd., GDR*	5,990	156,879
Yandex NV, Class A*	2,590	149,106

		305,985

South Africa — 1.9%
Discovery, Ltd.	4,690	31,005
Mr Price Group, Ltd.	4,440	33,588

		64,593

Taiwan — 3.4%
President Chain Store Corp.	13,000	117,336

Thailand — 2.0%
Home Product Center PCL	154,000	68,874

Vietnam — 6.4%
Phu Nhuan Jewelry JSC	31,300	94,590
Vietnam Dairy Products JSC	26,400	123,349

		217,939

TOTAL COMMON STOCKS (Cost $3,339,059)		3,262,180

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio of Investments (Concluded)

October 31, 2020

(Unaudited)

Value
TOTAL INVESTMENTS - 95.4% (Cost $3,339,059)	$3,262,180
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%	156,075

NET ASSETS - 100.0%	$3,418,255

* Non-income producing.

ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

			Polen
	Polen Growth	Polen Global	International
	Fund	Growth Fund	Growth Fund
Assets
Investments, at value*	$8,359,664,035	$455,360,738	$359,999,373
Cash and cash equivalents	176,307,285	20,269,475	19,929,229
Foreign currency (Cost $ — , $1 and $300, respectively)	—	1	297
Receivable for capital shares sold	28,820,855	3,435,063	836,608
Dividends and interest receivable	5,405,588	448,795	654,242
Prepaid expenses and other assets	318,686	54,663	30,530

Total assets	8,570,516,449	479,568,735	381,450,279

Liabilities
Payable for capital shares redeemed	19,166,648	5,095,672	274,646
Payable to Investment Adviser	6,378,814	374,977	309,187
Payable for administration and accounting fees	351,080	48,409	46,886
Payable for transfer agent fees	310,383	9,311	12,624
Payable for distribution fees	96,585	6,259	836
Payable for custodian fees	31,281	1,637	2,308
Payable for audit fees	28,304	10,807	10,493
Payable for Trustees’ and Officers’ fees	2,809	49	39
Payable for shareholder reporting fees	1,560	1,604	1,181
Payable for legal fees	1,418	776	652
Accrued expenses	4,133	737	701

Total liabilities	26,373,015	5,550,238	659,553

Net Assets	$8,544,143,434	$474,018,497	$380,790,726

Net Assets consisted of:
Capital stock, $0.01 par value	$2,067,028	$219,375	$239,602
Paid-in capital	5,556,628,522	395,015,095	352,296,107
Total distributable earnings	2,985,447,884	78,784,027	28,255,017

Net Assets	$8,544,143,434	$474,018,497	$380,790,726

Institutional Class:
Net assets	$8,111,815,444	$445,045,650	$376,910,372

Shares outstanding	196,008,046	20,578,838	23,714,030

Net asset value, offering and redemption price per share	$41.39	$21.63	$15.89

Investor Class:
Net assets	$432,327,990	$28,972,847	$3,880,354

Shares outstanding	10,694,783	1,358,637	246,136

Net asset value, offering and redemption price per share	$40.42	$21.32	$15.77

* Investments, at cost	$5,484,835,135	$372,273,693	$326,958,371

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Assets and Liabilities

October 31, 2020

(Unaudited)

	Polen U.S.	Polen International	Polen Global
	Small Company	Small Company	Emerging Markets
	Growth Fund	Growth Fund	Growth Fund
Assets
Investments, at value*	$69,373,638	$18,200,555	$3,262,180
Cash and cash equivalents	2,525,024	540,200	127,635
Receivable for capital shares sold	342,199	1,520	—
Receivable from investment adviser	—	—	3,031
Dividends and interest receivable	1,758	8,269	1,767
Prepaid expenses and other assets	37,080	10,669	27,305

Total assets	72,279,699	18,761,213	3,421,918

Liabilities
Payable to Investment Advisor	50,342	6,797	—
Payable for capital shares redeemed	22,952	4,500	—
Payable for audit fees	10,234	9,957	1,213
Payable for shareholder reporting fees	9,322	9,245	356
Payable for administration and accounting fees	9,251	3,831	250
Payable for transfer agent fees	9,079	10,486	1,134
Payable for custodian fees	6,923	5,305	356
Payable for distribution fees	1,154	321	—
Payable for legal fees	59	89	178
Payable for Trustees’ and Officers’ fees	6	4	89
Accrued expenses	671	569	87

Total liabilities	119,993	51,104	3,663

Net Assets	$72,159,706	$18,710,109	$3,418,255

Net Assets consisted of:
Capital stock, $0.01 par value	$48,658	$12,694	$3,500
Paid-in capital	60,363,773	16,508,523	3,496,500
Total distributable earnings	11,747,275	2,188,892	(81,745)

Net Assets	$72,159,706	$18,710,109	$3,418,255

Institutional Class:
Net assets	$66,362,282	$17,240,732	$3,418,255

Shares outstanding	4,473,415	1,169,270	350,000

Net asset value, offering and redemption price per share	$14.83	$14.74	$9.77

Investor Class:
Net assets	$5,797,424	$1,469,377	$—

Shares outstanding	392,415	100,080	—

Net asset value, offering and redemption price per share	$14.77	$14.68	$—

* Investments, at cost	$56,932,391	$15,842,946	$3,339,059

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

			Polen
	Polen Growth	Polen Global	International
	Fund	Growth Fund	Growth Fund
Investment income
Dividends	$19,668,975	$1,332,026	$1,570,228
Less: foreign taxes withheld	—	(42,161)	(42,350)

Total investment income	19,668,975	1,289,865	1,527,878

Expenses
Advisory fees (Note 2)	33,722,221	1,731,139	1,273,160
Transfer agent fees (Note 2)	2,341,128	112,526	87,220
Administration and accounting fees (Note 2)	711,037	90,208	69,797
Distribution fees (Investor Shares) (Note 2)	567,503	30,155	3,273
Trustees’ and officers’ fees	264,545	13,117	9,411
Custodian fees (Note 2)	160,262	23,389	21,281
Registration and filing fees	152,071	39,324	27,605
Shareholder reporting fees	124,587	12,585	11,056
Legal fees	93,293	5,147	3,632
Audit fees	26,788	10,811	10,789
Other expenses	62,149	4,972	4,629

Total expenses before waivers and reimbursements and/or recoupment	38,225,584	2,073,373	1,521,853

Less: (waivers) and (reimbursements) and/or recoupment (Note 2)	—	197,079	129,039

Net expenses after waivers and reimbursements and/or recoupment	38,225,584	2,270,452	1,650,892

Net investment loss	(18,556,609)	(980,587)	(123,014)

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from investments	87,895,202	(936,253)	(1,521,084)
Net realized loss from foreign currency transactions	—	(154,442)	(314,529)
Net change in unrealized appreciation from investments	1,222,246,700	56,359,864	28,422,422
Net change in unrealized appreciation from foreign currency translations	—	23,315	109,461

Net realized and unrealized gain from investments	1,310,141,902	55,292,484	26,696,270

Net increase in net assets resulting from operations	$1,291,585,293	$54,311,897	$26,573,256

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Statements of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

	Polen	Polen	Polen
	U.S. Small	International	Global Emerging
	Company	Small Company	Markets
	Growth Fund	Growth Fund	Growth Fund*
Investment income
Dividends	$63,318	$60,139	$2,345
Less: foreign taxes withheld	—	(4,414)	(566)

Total investment income	63,318	55,725	1,779

Expenses
Advisory fees (Note 2)	278,398	67,410	1,433
Transfer agent fees (Note 2)	38,646	25,125	1,134
Registration and filing fees	19,926	16,374	1,069
Administration and accounting fees (Note 2)	14,887	6,876	250
Shareholder reporting fees	10,179	9,498	356
Audit fees	10,154	10,372	1,213
Custodian fees (Note 2)	8,697	8,054	356
Distribution fees (Investor Shares) (Note 2)	4,895	1,133	—
Trustees’ and officers’ fees	1,748	414	89
Legal fees	760	377	178
Other expenses	3,352	3,182	178

Total expenses before waivers and reimbursements and/or recoupment	391,642	148,815	6,256

Less: (waivers) and (reimbursements) and/or recoupment (Note 2)	(38,749)	(63,419)	(4,464)

Net expenses after waivers and reimbursements and/or recoupment	352,893	85,396	1,792

Net investment loss	(289,575)	(29,671)	(13)

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from investments	1,309,300	(103,568)	—
Net realized loss from foreign currency transactions	—	(24,363)	(4,842)
Net change in unrealized appreciation/(depreciation) from investments	11,343,459	2,164,011	(76,879)
Net change in unrealized appreciation/(depreciation) from foreign currency translations	—	212	(11)

Net realized and unrealized gain/(loss) from investments	12,652,759	2,036,292	(81,732)

Net increase/(decrease) in net assets resulting from operations	$12,363,184	$2,006,621	$(81,745)

*	The Polen Global Emerging Markets Growth Fund commenced operations on October 16, 2020.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment loss	$(18,556,609)	$(18,894,620)
Net realized gain from investments	87,895,202	85,352,178
Net change in unrealized appreciation from investments	1,222,246,700	471,454,894

Net increase in net assets resulting from operations	1,291,585,293	537,912,452

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(160,854)
Investor Class	—	(13,512)

Net decrease in net assets from dividends and distributions to shareholders	—	(174,366)

Increase in net assets derived from capital share transactions (Note 4)	1,085,597,094	1,961,771,710

Total increase in net assets	2,377,182,387	2,499,509,796

Net assets
Beginning of period	6,166,961,047	3,667,451,251

End of period	$8,544,143,434	$6,166,961,047

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Month Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment loss	$(980,587)	$(284,479)
Net realized loss from investments and foreign currency transactions	(1,090,695)	(1,692,792)
Net change in unrealized appreciation from investments and foreign currency translations	56,383,179	9,707,313

Net increase in net assets resulting from operations	54,311,897	7,730,042

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(47,549)
Investor Class	—	(6,822)

Net decrease in net assets from dividends and distributions to shareholders	—	(54,371)

Increase in net assets derived from capital share transactions (Note 4)	146,781,128	185,504,257

Total increase in net assets	201,093,025	193,179,928

Net assets
Beginning of period	272,925,472	79,745,544

End of period	$474,018,497	$272,925,472

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(123,014)	$193,265
Net realized loss from investments and foreign currency transactions	(1,835,613)	(2,746,997)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	28,531,883	(711,247)

Net increase/(decrease) in net assets resulting from operations	26,573,256	(3,264,979)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(14,475)

Net decrease in net assets from dividends and distributions to shareholders	—	(14,475)

Increase in net assets derived from capital share transactions (Note 4)	155,706,162	131,612,815

Total increase in net assets	182,279,418	128,333,361

Net assets
Beginning of period	198,511,308	70,177,947

End of period	$380,790,726	$198,511,308

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment loss	$(289,575)	$(138,022)
Net realized gain/(loss) from investments	1,309,300	(1,544,443)
Net change in unrealized appreciation from investments	11,343,459	61,456

Net increase/(decrease) in net assets resulting from operations	12,363,184	(1,621,009)

Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(62,143)
Investor Class	—	(1,894)

Net decrease in net assets from dividends and distributions to shareholders	—	(64,037)

Increase in net assets derived from capital share transactions (Note 4)	26,474,115	27,053,776

Total increase in net assets	38,837,299	25,368,730

Net assets
Beginning of period	33,322,407	7,953,677

End of period	$72,159,706	$33,322,407

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment loss	$(29,671)	$(12,983)
Net realized gain/(loss) from investments and foreign currency transactions	(127,931)	68,083
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	2,164,223	(221,719)

Net increase/(decrease) in net assets resulting from operations	2,006,621	(166,619)

Less Dividends and Distributions to Shareholders from:
Total distributable earnings:
Institutional Class	—	(48,457)
Investor Class	—	(740)

Net decrease in net assets from dividends and distributions to shareholders	—	(49,197)

Increase in net assets derived from capital share transactions (Note 4)	8,623,633	4,901,158

Total increase in net assets	10,630,254	4,685,342

Net assets
Beginning of period	8,079,855	3,394,513

End of period	$18,710,109	$8,079,855

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Statements of Changes in Net Assets

For the Period
October 16, 2020*
to October 31, 2020
(Unaudited)
Increase/(decrease) in net assets from operations:
Net investment loss	$(13)
Net realized loss from foreign currency transactions	(4,842)
Net change in unrealized depreciation from investments and foreign currency translations	(76,890)

Net decrease in net assets resulting from operations	(81,745)

Increase in net assets derived from capital share transactions (Note 4)	3,500,000

Total increase in net assets	3,418,255

Net assets
Beginning of period	—

End of period	$3,418,255

*	The Polen Global Emerging Markets Growth Fund commenced operations on October 16, 2020.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months Ended		For the		For the	For the	For the		For the
	October 31, 2020		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		April 30, 2020		April 30, 2019	April 30, 2018	April 30, 2017		April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$34.57		$31.20		$25.34	$21.85	$18.92		$18.29

Net investment income/(loss)(1)	(0.09)		(0.13)		(0.05)	(0.06)	(0.04)		0.01
Net realized and unrealized gain on investments	6.91		3.50		6.62	3.95	2.97		1.45

Net increase in net assets resulting from operations	6.82		3.37		6.57	3.89	2.93		1.46

Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	(0.00	)(2)	—
Net realized capital gains	—		(0.00	)(2)	(0.71)	(0.40)	—		(0.83)

Total dividends and distributions to shareholders	—		(0.00	)(2)	(0.71)	(0.40)	(0.00	)(2)	(0.83)

Redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)

Net asset value, end of period	$41.39		$34.57		$31.20	$25.34	$21.85		$18.92

Total investment return(3)	19.73%		10.80%		26.44%	17.90%	15.50%		7.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,111,815		$5,771,940		$3,381,068	$1,839,280	$1,363,731		$959,962
Ratio of expenses to average net assets	0.95	%(4)	0.98%		1.00%	1.00%	1.00%		1.00%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	0.95	%(4)	0.98%		1.00%	0.98%	1.12%		1.17%
Ratio of net investment income/(loss) to average net assets	(0.45	)%(4)	(0.40)%		(0.18)%	(0.24)%	(0.18)%		0.04%
Portfolio turnover rate	8	%(6)	23%		19%	20%	14%		9%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	October 31, 2020		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2020		April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$33.81		$30.59		$24.92	$21.55	$18.70	$18.14

Net investment loss(1)	(0.14)		(0.21)		(0.12)	(0.11)	(0.08)	(0.04)
Net realized and unrealized gain on investments	6.75		3.43		6.50	3.88	2.93	1.43

Net increase in net assets resulting from operations	6.61		3.22		6.38	3.77	2.85	1.39

Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	—	—
Net realized capital gains	—		(0.00	)(2)	(0.71)	(0.40)	—	(0.83)

Total dividends and distributions to shareholders	—		(0.00	)(2)	(0.71)	(0.40)	—	(0.83)

Redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$40.42		$33.81		$30.59	$24.92	$21.55	$18.70

Total investment return(3)	19.55%		10.53%		26.12%	17.59%	15.24%	7.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$432,328		$395,021		$286,383	$67,130	$107,358	$150,617
Ratio of expenses to average net assets	1.20	%(4)	1.23%		1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.20	%(4)	1.23%		1.26%	1.23%	1.38%	1.42%
Ratio of net investment loss to average net assets	(0.70	)%(4)	(0.64)%		(0.43)%	(0.49)%	(0.43)%	(0.21)%
Portfolio turnover rate	8	%(6)	23%		19%	20%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	October 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$18.47		$17.35	$14.74	$12.29	$10.67	$10.29

Net investment loss(1)	(0.05)		(0.04)	(0.02)	(0.03)	(0.02)	(0.00	)(2)
Net realized and unrealized gain on investments	3.21		1.16	2.90	2.48	1.65	0.39

Net increase in net assets resulting from operations	3.16		1.12	2.88	2.45	1.63	0.39

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.01)
Net realized capital gains	—		(0.01)	(0.28)	—	(0.01)	—

Total dividends and distributions to shareholders	—		(0.01)	(0.28)	—	(0.01)	(0.01)

Redemption fees	0.00	(2)	0.01	0.01	0.00 (2)	0.00 (2)	0.00	(2)

Net asset value, end of period	$21.63		$18.47	$17.35	$14.74	$12.29	$10.67

Total investment return(3)	17.11%		6.50%	19.91%	19.94%	15.24%	3.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$445,046		$255,374	$68,617	$30,702	$18,618	$13,483
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.00	%(4)	1.12%	1.31%	1.50%	2.40%	3.63%
Ratio of net investment loss to average net assets	(0.47	)%(4)	(0.20)%	(0.13)%	(0.18)%	(0.18)%	(0.01)%
Portfolio turnover rate	5	%(6)	18%	20%	14%	12%	7%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the Period
	October 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	July 6, 2015*
	(Unaudited)		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	to April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$18.24		$17.17	$14.62	$12.23	$10.64	$10.32

Net investment loss(1)	(0.08)		(0.08)	(0.06)	(0.06)	(0.05)	(0.00	)(2)
Net realized and unrealized gain on investments	3.16		1.15	2.88	2.45	1.65	0.32

Net increase in net assets resulting from operations	3.08		1.07	2.82	2.39	1.60	0.32

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.00	)(2)
Net realized capital gains	—		(0.01)	(0.28)	—	(0.01)	—

Total dividends and distributions to shareholders	—		(0.01)	(0.28)	—	(0.01)	(0.00	)(2)

Redemption fees	0.00	(2)	0.01	0.01	0.00 (2)	0.00 (2)	0.00	(2)

Net asset value, end of period	$21.32		$18.24	$17.17	$14.62	$12.23	$10.64

Total investment return(3)	16.89%		6.28%	19.66%	19.54%	15.00%	3.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,973		$17,552	$11,129	$5,094	$996	$523
Ratio of expenses to average net assets	1.35	%(4)	1.35%	1.35%	1.35%	1.35%	1.35	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.25	%(4)	1.37%	1.56%	1.71%	2.61%	3.51	%(4)
Ratio of net investment loss to average net assets	(0.72	)%(4)	(0.45)%	(0.38)%	(0.43)%	(0.43)%	(0.06	)%(4)
Portfolio turnover rate	5	%(6)	18%	20%	14%	12%	7	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2016.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months Ended		For the		For the	For the	For the Period
	October 31, 2020		Year Ended		Year Ended	Year Ended	December 30, 2016*
	(Unaudited)		April 30, 2020		April 30, 2019	April 30, 2018	to April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$13.93		$14.35		$13.24	$11.57	$10.00

Net investment income/(loss)(1)	(0.01)		0.03		0.03	0.06	0.05
Net realized and unrealized gain/(loss) on investments	1.97		(0.45)		1.10	1.70	1.52

Net increase/(decrease) in net assets resulting from operations	1.96		(0.42)		1.13	1.76	1.57

Dividends and distributions to shareholders from:
Net investment income	—		(0.00	)(2)	(0.01)	(0.07)	—
Net realized capital gains	—		—		(0.01)	(0.02)	—

Total dividends and distributions to shareholders	—		(0.00	)(2)	(0.02)	(0.09)	—

Redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	—	—

Net asset value, end of period	$15.89		$13.93		$14.35	$13.24	$11.57

Total investment return(3)	14.07%		(2.92)%		8.50%	15.18%	15.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$376,910		$196,960		$68,857	$10,982	$2,648
Ratio of expenses to average net assets	1.10	%(4)	1.10%		1.10%	1.10%	1.10	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.01	%(4)	1.17%		1.40%	3.45%	9.84	%(4)
Ratio of net investment income/(loss) to average net assets	(0.08	)%(4)	0.18%		0.22%	0.48%	1.32	%(4)
Portfolio turnover rate	6	%(6)	11%		12%	6%	—

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the
	Six Months Ended		For the	For the		For the	For the Period
	October 31, 2020		Year Ended	Year Ended		Year Ended	March 15, 2017*
	(Unaudited)		April 30, 2020	April 30, 2019		April 30, 2018	to April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$13.84		$14.29	$13.21		$11.56	$10.91

Net investment income/(loss)(1)	(0.03)		(0.01)	(0.00	)(2)	0.03	0.04
Net realized and unrealized gain/(loss) on investments	1.96		(0.44)	1.09		1.69	0.61

Net increase/(decrease) in net assets resulting from operations	1.93		(0.45)	1.09		1.72	0.65

Dividends and distributions to shareholders from:
Net investment income	—		—	—		(0.05)	—
Net realized capital gains	—		—	(0.01)		(0.02)	—

Total dividends and distributions to shareholders	—		—	(0.01)		(0.07)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00	(2)	—	—

Net asset value, end of period	$15.77		$13.84	$14.29		$13.21	$11.56

Total investment return(3)	13.95%		(3.15)%	8.25%		14.91%	5.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,880		$1,551	$1,321		$247	$14
Ratio of expenses to average net assets	1.35	%(4)	1.35%	1.35%		1.35%	1.35	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.27	%(4)	1.41%	1.64%		3.50%	9.47	%(4)
Ratio of net investment income/(loss) to average net assets	(0.33	)%(4)	(0.07)%	(0.03)%		0.23%	2.63	%(4)
Portfolio turnover rate	6	%(6)	11%	12%		6%	—

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)

During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).

(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Period November 01, 2017* to April 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$11.17		$12.43	$10.21	$10.00

Net investment loss(1)	(0.07)		(0.11)	(0.10)	(0.05)
Net realized and unrealized gain/(loss) on investments	3.73		(1.09)	2.34	0.26

Net increase/(decrease) in net assets resulting from operations	3.66		(1.20)	2.24	0.21

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.06)	(0.02)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	—

Net asset value, end of period	$14.83		$11.17	$12.43	$10.21

Total investment return(3)	32.77%		(9.70)%	21.94%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,362		$32,051	$7,940	$3,334
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers
and expense reimbursements(5)	1.39	%(4)	2.16%	3.38%	7.51	%(4)
Ratio of net investment loss to average net assets	(1.02	)%(4)	(0.92)%	(0.87)%	(0.95	)%(4)
Portfolio turnover rate	26	%(6)	68%	35%	8	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN U.S. SMALL COMPANY GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period February 8, 2019* to April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$11.14		$12.42	$11.54

Net investment loss(1)	(0.09)		(0.13)	(0.03)
Net realized and unrealized gain/(loss) on investments	3.72		(1.09)	0.91

Net increase/(decrease) in net assets resulting from operations	3.63		(1.22)	0.88

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.06)	—

Redemption fees	0.00	(2)	0.00 (2)	—

Net asset value, end of period	$14.77		$11.14	$12.42

Total investment return(3)	32.59%		(9.87)%	7.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,797		$1,272	$13
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.63	%(4)	2.34%	2.98	%(4)
Ratio of net investment loss to average net assets	(1.27	)%(4)	(1.18)%	(1.12	)%(4)
Portfolio turnover rate	26	%(6)	68%	35	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2019.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period December 31, 2018* to April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$12.02		$11.93	$10.00

Net investment income/(loss)(1)	(0.03)		(0.03)	0.00	(2)
Net realized and unrealized gain on investments	2.75		0.22	1.93

Net increase in net assets resulting from operations	2.72		0.19	1.93

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.10)	—

Redemption fees	—		0.00 (2)	—

Net asset value, end of period	$14.74		$12.02	$11.93

Total investment return(3)	22.63%		1.48%	19.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,241		$7,908	$3,357
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.20	%(4)	3.95%	7.51	%(4)
Ratio of net investment income/(loss) to average net assets	(0.42	)%(4)	(0.21)%	0.01	%(4)
Portfolio turnover rate	15	%(6)	25%	9	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Period February 8, 2019* to April 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$11.98		$11.92	$10.81

Net investment income/(loss)(1)	(0.05)		(0.06)	0.01
Net realized and unrealized gain on investments	2.75		0.22	1.10

Net increase in net assets resulting from operations	2.70		0.16	1.11

Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.10)	—

Redemption fees	—		0.00 (2)	—

Net asset value, end of period	$14.68		$11.98	$11.92

Total investment return(3)	22.54%		1.23%	10.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,469		$172	$37
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.35	%(4)	4.26%	7.17	%(4)
Ratio of net investment income/(loss) to average net assets	(0.67	)%(4)	(0.46)%	0.36	%(4)
Portfolio turnover rate	15	%(6)	25%	9	%(6)(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the period December 31, 2018 to April 30, 2019.

The accompanying notes are an integral part of the financial statements.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period October 16, 2020* to October 31, 2020 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(1)	(0.00	)(2)
Net realized and unrealized loss on investments	(0.23)

Net decrease in net assets resulting from operations	(0.23)

Net asset value, end of period	$9.77

Total investment return(3)	(2.30)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,418
Ratio of expenses to average net assets	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	4.36	%(4)
Ratio of net investment loss to average net assets	(0.01	)%(4)
Portfolio turnover rate	—

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund and Polen Global Emerging Markets Growth Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010, December 30, 2014, December 30, 2016, November 1, 2017, December 31, 2018 and October 16, 2020, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds offer two separate classes of shares, Investor Class and Institutional Class. As of October 31, 2020, Investor Class shares had not been issued on the Polen Global Emerging Markets Growth Fund.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$8,359,664,035	$8,359,664,035	$—	$—

Polen Global Growth Fund
Australia	$12,063,805	$—	$12,063,805	$—
China	61,581,733	33,050,334	28,531,399	—
Denmark	5,769,436	—	5,769,436	—
France	9,095,548	—	9,095,548	—
Germany	34,780,333	—	34,780,333	—
Ireland	16,816,165	16,816,165	—	—
Spain	7,500,645	—	7,500,645	—
Switzerland	17,038,270	—	17,038,270	—
United States	290,714,803	290,714,803	—	—

Total	$455,360,738	$340,581,302	$114,779,436	$—

Polen International Growth Fund
Australia	$18,555,588	$—	$18,555,588	$—
China	93,063,272	57,378,011	35,685,261	—
Denmark	3,480,585	—	3,480,585	—
France	21,332,129	—	21,332,129	—
Germany	47,409,742	—	47,409,742	—
Ireland	80,125,238	65,145,327	14,979,911	—
Israel	8,906,284	8,906,284	—	—
Mexico	5,961,920	5,961,920	—	—
Spain	13,519,011	—	13,519,011	—
Switzerland	10,210,072	—	10,210,072	—
United Kingdom	41,544,244	—	41,544,244	—
United States	15,891,288	15,891,288	—	—

Total	$359,999,373	$153,282,830	$206,716,543	$—

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Funds	Total Value at 10/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen U.S. Small Company Growth Fund
Investments in Securities*	$69,373,638	$69,373,638	$—	$—

Polen International Small Company Growth Fund
Argentina	$748,087	$748,087	$—	$—
Australia	1,262,751	—	1,262,751	—
Brazil	160,084	160,084	—	—
Canada	2,466,910	2,466,910	—	—
Denmark	1,470,036	—	1,470,036	—
Germany	2,345,887	—	2,345,887	—
Italy	604,517	—	604,517	—
Japan	1,449,917	—	1,449,917	—
Jersey	551,527	—	551,527	—
Mexico	659,885	659,885	—	—
South Korea	901,223	—	901,223	—
Sweden	1,173,140	—	1,173,140	—
Switzerland	626,378	—	626,378	—
Taiwan	518,362	—	518,362	—
United Kingdom	3,261,851	1,457,124	1,804,727	—

Total	$18,200,555	$5,492,090	$12,708,465	$—

Polen Global Emerging Markets Growth Fund
Argentina	$117,763	$117,763	$—	$—
Brazil	93,818	93,818	—	—
Cambodia	80,679	—	80,679	—
China	1,235,800	211,457	1,024,343	—
Hong Kong	64,718	—	64,718	—
India	469,118	—	469,118	—
Mexico	96,833	96,833	—	—
Netherlands	273,550	—	273,550	—
Philippines	55,174	—	55,174	—

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Funds	Total Value at 10/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Russia	$305,985	$149,106	$156,879	$—
South Africa	64,593	—	64,593	—
Taiwan	117,336	—	117,336	—
Thailand	68,874	—	68,874	—
Vietnam	217,939	—	217,939	—

Total	$3,262,180	$668,977	$2,593,203	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the six months ended October 31, 2020, there were no transfers in or out of Level 3.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds is determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.85% of the average daily net assets of the Polen Growth Fund, Polen Global Growth Fund and Polen International Growth Fund, and 1.00% of average daily net assets of the Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund and Polen Global Emerging Markets Growth Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) 1.00% of the Polen Growth Fund’s, 1.10% of the Polen Global Growth Fund’s and Polen International Growth Fund’s and 1.25% of the Polen U.S. Small Company Growth Fund’s, Polen International Small Company Growth Fund’s and Polen Global Emerging Markets Growth Fund’s average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until August 31, 2021 with respect to the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen International Small Company Growth Fund and October 31, 2021 with respect to the Polen Global Emerging Markets Growth Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

For the six months ended October 31, 2020, the Adviser earned advisory fees of $33,722,221, $1,731,139, $1,273,160, $278,398, $67,410 and $1,433 for the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund and Polen Global Emerging Markets Growth Fund, respectively. For the six months ended October 31, 2020, the Adviser recouped fees of $197,079 and $129,039 waived in prior periods for the Polen Global Growth Fund and Polen International Growth Fund, respectively, and waived fees and reimbursed expenses of $38,749, $63,419 and $4,464 for the Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund and Polen Global Emerging Markets Growth Fund, respectively. As of October 31, 2020, the Polen Growth Fund has no additional funds available to be recouped.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

As of October 31, 2020, the amount of potential recovery was as follows:

	04/30/2021	04/30/2022	Expiration 04/30/2023	10/31/2023	Total
Polen Global Growth Fund	$—	$14,422	$25,739	$—	$40,161
Polen International Growth Fund	$1,266	$116,513	$81,289	$—	$199,068
Polen U.S. Small Company Growth Fund	$65,823	$112,930	$135,219	$38,749	$352,721
Polen International Small Company Growth Fund	$—	$52,240	$165,417	$63,419	$281,076
Polen Global Emerging Markets Growth Fund	$—	$—	$—	$4,464	$4,464

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds’ Investor Shares.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Effective October 1, 2020, Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to October

1, 2020, Duff & Phelps, LLC (“D&P”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, D&P and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the period ended October 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Polen Growth Fund	$1,771,567,291	$619,895,629
Polen Global Growth Fund	$177,359,317	$20,374,878
Polen International Growth Fund	$159,883,302	$15,696,683
Polen U.S. Small Company Growth Fund	$40,508,985	$13,615,585
Polen International Small Company Growth Fund	$10,235,118	$1,869,449
Polen Global Emerging Markets Growth Fund	$3,339,059	$—

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

4. Capital Share Transactions

For the period ended October 31, 2020 and the year ended April 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	Polen Growth Fund
	Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Institutional Class
Sales	49,118,239	$1,933,856,444	86,945,359	$2,794,439,473
Reinvestments	—	—	4,110	138,787
Redemption Fees*	—	155,148	—	283,349
Redemptions	(20,057,862)	(806,172,346)	(28,378,493)	(912,676,501)

Net increase	29,060,377	$1,127,839,246	58,570,976	$1,882,185,108

Investor Class
Sales	2,727,569	$103,883,962	6,758,621	$218,141,742
Reinvestments	—	—	395	13,063
Redemption Fees*	—	10,139	—	22,482
Redemptions	(3,715,188)	(146,136,253)	(4,439,271)	(138,590,685)

Net increase	(987,619)	$(42,242,152)	2,319,745	$79,586,602

Total net increase	28,072,758	$1,085,597,094	60,890,721	$1,961,771,710

	Polen Global Growth Fund
	Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Institutional Class
Sales	8,996,964	$185,267,126	11,829,561	$213,987,459
Reinvestments	—	—	2,443	45,609
Redemption Fees*	—	13,263	—	43,187
Redemptions	(2,242,986)	(46,913,485)	(1,962,459)	(34,760,539)

Net increase	6,753,978	$138,366,904	9,869,545	$179,315,716

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	Polen Global Growth Fund
	Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sales	609,383	$12,849,237	887,976	$16,261,822
Reinvestments	—	—	366	6,764
Redemption Fees*	—	815	—	5,242
Redemptions	(213,149)	(4,435,828)	(574,008)	(10,085,287)

Net increase	396,234	$8,414,224	314,334	$6,188,541

Total net increase	7,150,212	$146,781,128	10,183,879	$185,504,257

	Polen International Growth Fund
	Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Institutional Class
Sales	10,591,262	$169,558,017	10,583,618	$148,901,278
Reinvestments	—	—	943	14,265
Redemption Fees*	—	8,153	—	22,528
Redemptions	(1,015,625)	(16,022,323)	(1,243,281)	(17,707,491)

Net increase	9,575,637	$153,543,847	9,341,280	$131,230,580

Investor Class
Sales	144,976	$2,336,476	112,821	$1,693,572
Reinvestments	—	—	—	—
Redemption Fees*	—	63	—	356
Redemptions	(10,973)	(174,224)	(93,105)	(1,311,693)

Net increase	134,003	$2,162,315	19,716	$382,235

Total net increase	9,709,640	$155,706,162	9,360,996	$131,612,815

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	Polen U.S. Small Company Growth Fund
	Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Institutional Class
Sales	2,083,459	$29,591,035	2,547,202	$29,235,972
Reinvestments	—	—	4,980	60,158
Redemption Fees*	—	218	—	6,149
Redemptions	(479,526)	(6,916,163)	(321,682)	(3,516,145)

Net increase	1,603,933	$22,675,090	2,230,500	$25,786,134

Investor Class
Sales	336,886	$4,667,070	124,163	$1,389,764
Reinvestments	—	—	157	1,894
Redemption Fees*	—	15	—	158
Redemptions	(58,653)	(868,060)	(11,222)	(124,174)

Net increase	278,233	$3,799,025	113,098	$1,267,642

Total net increase	1,882,166	$26,474,115	2,343,598	$27,053,776

	Polen International Small Company Growth Fund
	Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Institutional Class
Sales	514,353	$7,471,465	404,507	$5,101,327
Reinvestments	—	—	3,564	47,687
Redemption Fees*	—	—	—	526
Redemptions	(3,172)	(48,056)	(31,436)	(391,784)

Net increase	511,181	$7,423,409	376,635	$4,757,756

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	Polen International Small Company Growth Fund
	Six Months Ended
	October 31, 2020		For the Year Ended
	(Unaudited)		April 30, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sales	90,035	$1,259,840	25,974	$332,703
Reinvestments	—	—	55	740
Redemption Fees*	—	—	—	8
Redemptions	(4,338)	(59,616)	(14,788)	(190,049)

Net increase	85,697	$1,200,224	11,241	$143,402

Total net increase	596,878	$8,623,633	387,876	$4,901,158

	Polen Global Emerging Markets Growth Fund**
	For the Period October 16, 2020 to October 31, 2020 (Unaudited)
	Shares	Amount
Institutional Class
Sales	350,000	$3,500,000
Reinvestments	—	—
Redemption Fees*	—	—
Redemptions	—	—

Net increase	350,000	$3,500,000

*

Effective September 1, 2020, the Funds redemption fee was eliminated. Prior to September 1, 2020, there was a 2.00% redemption fee that may be charged on shares redeemed within the first 60 days of their acquisition. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

**	The Polen Global Emerging Markets Growth Fund’s Institutional Class commenced operations on October 16, 2020.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

would be recorded as tax benefit or expense in the current year. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2020, the tax character of distributions paid by the Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen International Small Company Growth Fund were $0, $22,272, $14,475, $64,037 and $36,793 of ordinary income dividends and $174,366, $32,099, $0, $0 and $12,404 of long-term capital gains, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2020 the components of distributable earnings on a tax basis were as follows:

	Undistributed			Qualified	Total
	Long-Term	Capital Loss	Unrealized	Late Year	Distributable
	Gain	Carryforwards	Appreciation	Loss Deferral	Earnings
Polen Growth Fund	$69,119,056	$—	$1,631,834,485	$(7,090,950)	$1,693,862,591
Polen Global Growth Fund	$—	$(221,167)	$25,706,545	$(1,013,248)	$24,472,130
Polen International Growth Fund	$—	$(1,093,943)	$3,954,075	$(1,178,371)	$1,681,761
Polen U.S. Small Company Growth Fund	$—	$(399,531)	$800,667	$(1,017,045)	$(615,909)
Polen International Small Company Growth Fund	$2,472	$—	$179,799	$—	$182,271

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

POLEN GROWTH FUNDS

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

As of October 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Cost*	Appreciation	Depreciation	(Depreciation)
Polen Growth Fund	$5,484,835,135	$2,892,621,537	$(17,792,637)	$2,874,828,900
Polen Global Growth Fund	372,273,693	87,922,358	(4,835,313)	83,087,045
Polen International Growth Fund	326,958,371	42,590,970	(9,549,968)	33,041,002
Polen U.S. Small Company Growth Fund	56,932,391	13,736,492	(1,295,245)	12,441,247
Polen International Small Company Growth Fund	15,842,946	2,728,110	(370,501)	2,357,609
Polen Global Emerging Markets Growth Fund	3,339,059	23,012	(99,891)	(76,879)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2020. For the year ended April 30, 2020, the Funds deferred to May 1, 2020 the following losses:

	Late-Year Ordinary	Short-Term Capital	Long-Term Capital
	Losses Deferral	Loss Deferral	Loss Deferral
Polen Growth Fund	$7,090,950	$—	$—
Polen Global Growth Fund	175,340	931,929	(94,021)
Polen International Growth Fund	19,689	453,265	705,417
Polen U.S. Small Company Growth Fund	81,070	968,490	(32,515)
Polen International Small Company Growth Fund	—	—	—

POLEN GROWTH FUNDS

Notes to Financial Statements (Concluded)

October 31, 2020

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2020, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
Polen Growth Fund	$—	$—
Polen Global Growth Fund	73,338	147,829
Polen International Growth Fund	877,892	216,051
Polen U.S. Small Company Growth Fund	328,785	70,746
Polen International Small Company Fund	—	—

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN GROWTH FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreements

Initial Approval of Investment Advisory Agreement for the Polen Global Emerging Markets Growth Fund

At an in-person meeting held on March 10-11, 2020 (the “March Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the Investment Advisory Agreement between Polen Capital Management, LLC (“Polen” or the “Adviser”) and the Trust (the “Polen Agreement”) on behalf of the Polen Global Emerging Markets Growth Fund (the “New Fund”) for an initial two year period.

In determining whether to approve the Polen Agreement for the New Fund for an initial two-year period, the Trustees, including the Independent Trustees, considered information provided by Polen and its affiliate Polen Capital UK LLP (“Polen UK”) with respect to associated persons to be responsible for the day-to-day management of the New Fund in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c)Response”) regarding: (i) services to be performed for the New Fund, (ii) the size and qualifications of Polen and Polen UK’s portfolio management staff, (iii) any potential or actual material conflicts of interest that may arise in connection with a portfolio manager’s management of the New Fund, (iv) Polen’s audited financial statements, (v) brokerage selection procedures (including soft dollar arrangements, if any), (vi) the procedures for allocating investment opportunities between the New Fund and other clients, (vii) results of any regulatory examination, including any

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding that may have a material impact on Polen’s ability to service the New Fund, and (ix) compliance with federal securities laws and other regulatory requirements.

With respect to the New Fund, the Trustees considered that the proposed strategy for the New Fund was new, and therefore did not have historical performance. The Trustees noted that they received performance information for the other funds advised by Polen, which were representative of the Adviser’s performance in implementing certain types of strategies to be employed for the New Fund. The Trustees concluded that the performance information relating to the series of the Trust advised by Polen was acceptable for purposes of its consideration of the Polen Agreement.

The Board discussed Polen’s business continuity plan, and its ability to manage the New Fund effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees also noted that Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the New Fund and any other ancillary benefit resulting from Polen’s relationship with the Fund. The Trustees considered the fees that Polen charges to the other funds advised by Polen, and evaluated the explanations provided by Polen as to differences in fees charged to the New Fund, other funds advised by Polen and similarly managed accounts.

The Trustees evaluated explanations provided by Polen regarding its belief that the proposed advisory fee for the New Fund is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services proposed to be provided by Polen are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the New Fund.

The Board considered Polen’s personnel including associated persons of Polen UK who would provide investment management services to the New Fund. Based on the Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) the quality of those services were consistent with industry norms, (iii) the Fund is likely to benefit from the provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Fund effectively and Polen has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services to be provided to the Fund and its shareholders under the Polen Agreement.

The Trustees considered the costs of the services provided by Polen, the compensation and benefits to be received by each in providing services to the New Fund, as well as Polen’s projected profitability in the first year of operation of the Fund, and certain additional information related to Polen’s financial

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

condition. The Trustees concluded that Polen’s anticipated fees derived from their relationship with the New Fund, in light of the Fund’s expenses, were expected to be reasonable in relation to the nature and quality of the services provided, taking into account the fees charged to other series of the Trust advised by Polen.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the New Fund is expected to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. Because the Fund had not yet commenced operations and in light of anticipated asset growth upon launch, the Board concluded that economies of scale were not a necessary consideration at the present time.

At the March Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the Polen Agreement for an initial two-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Continuation of the Investment Advisory Agreement for the Polen Growth Fund, the Polen Global Growth Fund, the Polen International Growth Fund, the Polen U.S. Small Company Growth Fund and the Polen International Small Company Growth Fund

At a videoconference meeting held on September 22-23, 2020 (the “September Meeting”), the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Polen Agreement on behalf of the Polen Growth Fund, the Polen Global Growth Fund, the Polen International Growth Fund, the Polen U.S. Small Company Growth Fund and the Polen International Small Company Growth Fund (together, the “Polen Funds”) for an additional one year period.

In determining whether to continue the Polen Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by Polen in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Polen 15(c)Response”) regarding (i) services performed by Polen for the Polen Funds, (ii) the size and qualifications of Polen’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with portfolio manager’s management of the Polen Funds, (iv) investment performance of the Polen Funds, (v) Polen’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, and (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees received reports at Board meetings throughout the year covering matters such as the relative performance of the Polen Funds; compliance with the Polen Funds’

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of Polen joined the Meeting via videoconference and discussed Polen’s history, performance, investment strategy, and compliance program. Representatives of Polen responded to questions from the Board. In addition to the Polen 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Polen Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Polen Funds and Polen, as provided by the terms of the Polen Agreement, including the advisory fees under the Polen Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by Polen to the Polen Funds. The Trustees considered Polen’s personnel and the depth of Polen’s personnel who provide investment management services to the Polen Funds and their experience. Based on the Polen 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Polen are appropriate and consistent with the terms of the Polen Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Polen Funds are likely to benefit from the continued provision of those services, (iv) Polen has sufficient personnel, with the appropriate skills and experience, to serve the Polen Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Polen Funds is likely to continue under the Polen Agreement.

The Board discussed Polen’s business continuity plan, and its ability to continue to manage the Polen Funds effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the Polen Funds and Polen. The Trustees reviewed historical performance charts which showed the performance of the Polen Funds as compared to their respective benchmark indices and Lipper categories for the since inception, year-to-date, one year, two year, three year, five year and since inception periods ended June 30, 2020 as applicable. The Trustees considered the short term and long term performance of the Polen Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Polen Growth Fund. The Trustees noted that the Polen Growth Fund’s Institutional Class shares outperformed the Lipper Large Cap Growth Funds Index for the one year, two year, three year, five year and since inception periods ended June 30, 2020 and underperformed for the year to date period. They

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

noted that the Polen Growth Fund outperformed the Russell 1000 Growth Total Return Index for the year to date, two year, three year, five year and since inception periods ended June 30, 2020 and underperformed for the one year period. They further noted that the Polen Growth Fund outperformed the S&P 500 Total Return Index for the year to date, one year, two year, three year, five year and since inception periods ended June 30, 2020.

Polen Global Growth Fund. The Trustees noted that the Polen Global Growth Fund’s Institutional Class shares outperformed each of the Lipper Global Large Cap Growth Funds Index and MSCI All Country World Index (Net Dividend) for the year to date, one year, two year, three year, five year and since inception periods ended June 30, 2020.

Polen International Growth Fund. The Trustees noted that the Polen International Growth Fund’s Institutional Class shares outperformed the Lipper International Large Cap Growth Index and MSCI All Country World Ex- US Index (Net Dividend) for the year-to-date, one year, two year, three year and since inception periods ended June 30, 2020.

Polen U.S. Small Company Growth Fund. The Trustees noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Lipper Small-Cap Growth Index for the year-to-date, one year, two year and since inception periods ended June 30, 2020. They further noted that the Polen U.S. Small Company Growth Fund’s Institutional Class shares outperformed the Russell 2000 Growth Total Return Index for the year-to-date, two year and since inception periods ended June 30, 2020, and performed in line with the Russell 2000 Growth Total Return Index for the one year period.

Polen International Small Company Growth Fund. The Trustees noted that the Polen International Small Company Growth Fund’s Institutional Class shares outperformed each of the Lipper International Small/Mid Growth Funds Index and MSCI All Country World Ex- US Small Cap Index (Net Dividend) for the year to date, one year and since inception periods ended June 30, 2020.

The Trustees concluded that the performance of each of the Polen Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the September Meeting.

The Trustees noted that the representatives of Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Polen’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Polen charges to certain other clients and evaluated explanations provided by Polen as to differences in fees charged to the Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Polen Fund versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Polen are

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Polen.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Polen Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Growth Fund’s Peer Group.

Polen Global Growth Fund. The contractual advisory fee and net total expense ratio for the Polen Global Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen Global Growth Fund’s Peer Group with $250 million or less in assets.

Polen International Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen International Growth Fund’s Peer Group with $250 million or less in assets.

Polen U.S. Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen U.S. Small Company Growth Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Polen U.S. Small Company Growth Fund’s Peer Group with $250 million or less in assets.

Polen International Small Company Growth Fund. The contractual advisory fee and net total expense ratio for the Polen International Small Company Growth Fund’s Institutional Class shares were equal to and lower than, respectively, the median contractual advisory fee and net total expense ratio for those funds in the Polen International Small Company Growth Fund’s Peer Group with $250 million or less in assets.

The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Polen Funds, Polen’s profitability and certain additional information related to Polen’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Polen.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Polen Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Polen Funds increase because fixed expenses will be spread across a larger asset base. With respect to the Polen Growth Fund, the Trustees

POLEN GROWTH FUNDS

Other Information (Concluded)

(Unaudited)

noted that on January 1, 2017, the Fund’s advisory fee was reduced from 1.00% to 0.85%. The Trustees also noted that the Polen Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Polen has contractually agreed to waive fees and/or reimburse certain expenses of the Polen Funds for the benefit of shareholders.

At the September Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Polen Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

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Investment Adviser

Polen Capital Management, LLC

1825 NW Corporate Blvd.

Suite 300

Boca Raton, FL 33431

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

POL-1020

Polen Growth Fund

Polen Global Growth Fund

Polen International Growth Fund

Polen U.S. Small Company Growth Fund

Polen International Small Company

Growth Fund

Polen Global Emerging Markets

Growth Fund

of

FundVantage Trust

Institutional Class

Investor Class

SEMI-ANNUAL REPORT

October 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary. Instead, shareholder reports will be available on the Polen Funds’ website (www.polencapital.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Funds, call toll-free at (888) 678-6024 or write to:

Polen Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all Polen Funds that you hold through the financial intermediary, or directly with the Polen Funds.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2020

(Unaudited)

Dear Fellow Shareholder:

Following the market sell-off in March, the Private Capital Management Value Fund (the “Fund”) Class I shares have recovered well in both absolute and relative terms showing a gain since April 30, 2020 of 25.11% as compared to the 18.13% return registered by the small-cap focused Russell 2000 Index. Overall, 2020 remains a difficult year for small-cap investors, where COVID-19 related economic disruptions have proved particularly difficult. Through October 31, the Fund’s Class I shares showed a loss for the year of -13.85% as compared to a -6.77% decline for the Russell 2000 Index. Nevertheless, we remain very optimistic with respect to your Fund investment, believing that the disruptions of 2020 have allowed us a unique opportunity to plant the seeds for future Fund performance.

As long-term Fund investors are aware, PCM is a highly price-disciplined, value-focused investor. We look to deploy Fund capital into companies that we view as trading at significant discounts to their intrinsic value. Accordingly, periods of significant market disruption can give rise to long-term opportunities as compelling companies re-trench at valuations that we view as investable. This proved to be the case in 2020 as market volatility provided the strategic opportunity to reposition the Fund’s portfolio through initiating or expanding a number of investments at compelling valuation levels while also reducing or eliminating a handful of positions where the pandemic simply created too much business uncertainty. From a big picture standpoint, most of the capital we extracted as a result of our sales was re-directed toward smaller capitalization technology and communications related holdings that were driven to deep discounts relative to their current intrinsic value and are in our view well positioned with the potential to enjoy a long-tailed recovery once the pandemic passes. In our estimation, while historical results are not an indication of future performance, the opportunities presented to us over the last five months have the potential to drive the Fund’s performance for several years to come.

Outside of the Fund’s increased allocation to technology and communications related companies, financial stocks constitute the Fund’s single largest sector weighting. The optics, however, are a little deceiving. Banks and thrifts account for only about 12% of the Fund’s portfolio. While this group has continued to recover from its March lows, it has lagged the broad market as a result of worries over the summer that the economic recovery could be hindered by a resurgence in COVID-19 cases. Nevertheless, the Fund’s bank and thrift holdings are characterized by strong management, local market characteristics and competitive positions, and substantial excess capital. Simply put, these are institutions that we believe will likely survive the pandemic and will most likely emerge with improved competitive positioning on the other side. While

Past performance does not guarantee future results. The performance data quoted represent past performance and current returns may be lower or higher. Share prices and investment returns fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. For performance data as of the most recent month-end please call (800) 763-0337.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2020

(Unaudited)

it is disappointing that the banks have lagged the market to this point, we view them as having the capacity to contribute substantially to Fund returns as the economic recovery progresses. That said, it is also important to understand that a majority of the Fund’s financial sector allocation is deployed outside of the traditional banking sector across a range of companies focusing on specialty finance, brokerage, payment processing and asset management, which we also view as well positioned with the potential to thrive as the broader economy continues its recovery.

To be clear, the next several months are likely to be difficult as it relates to the pandemic’s medical and economic impacts. It bears repeating that COVID-19 thrives at lower temperatures. This can result in a greater opportunity for viral spread and the possibility of exposure to a more concentrated “dose” of virus if one becomes infected. Not to belabor the point – because we are well aware of how fatigued people are about this topic – but a football metaphor is apt. It is frustrating to run the ball 99 yards down the field only to fumble on the one-yard line. In that vein, we encourage you to remain vigilant even as an effective vaccine regimen seems to be on the horizon.

In closing, we are writing with confidence during a difficult year because we have the luxury of primacy; a deep understanding of the long-term fundamentals of each of the Fund’s portfolio companies. Our research process informs a quantitative and qualitative mosaic that supports a foundational understanding of their undervaluation and appreciation potential, as well as their risks. During periods of profound uncertainty, which typically coincide with the greatest mismatch between portfolio opportunity and near-term performance, investors may worry that something has changed – perhaps, for example, that the recovery may take years (something we heard frequently in the March/April period) or that small capitalization value stocks are destined to remain out-of-favor and undervalued in perpetuity. Our long experience has been that while market bottoms form when doubt and fear are most prevalent and confidence lags regarding the durability and merit of value-oriented investments, valuations and fundamentals ultimately matter. The Fund’s portfolio is composed of what is in our view an attractive collection of highly undervalued securities with robust, company-specific upside potential. We anticipate that this construct could potentially be rewarding for Fund investors in the quarters ahead as the economy gains footing in its recovery from the impacts of the pandemic.

We appreciate your continued support,

Private Capital Management

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2020

(Unaudited)

Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, as of October 31, 2020 the Fund’s holdings profile reflected a portfolio concentration level normally associated with a non-diversified fund. This may result in the Fund exhibiting greater volatility and less liquidity than other diversified funds. The above commentary is for informational purposes only and investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2020 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I	25.11%	-7.08%	-2.71%	2.33%	6.88%
Russell 2000® Index*	18.13%	-0.14%	2.19%	7.27%	9.64%
S&P 500® Index	13.29%	9.71%	10.42%	11.71%	13.01%

†	Not Annualized.
*

Effective September 1, 2020, the Private Capital Management Value Fund changed its benchmark index from the S&P 500® Index to the Russell 2000® Index because the Russell 2000® Index more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class I shares “Total Annual Fund Operating Expenses” and “Total Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.83% and 1.20%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2020, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Effective September 1, 2019, Private Capital Management, LLC (the “Adviser”), contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust , “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions) do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021, unless the Board of Trustees approves its early termination. Prior to September 1, 2019, the Fund’s Expense Limitation was 1.10%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

Effective September 1, 2020, the Fund intends to evaluate performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2020

(Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2020 through October 31, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, and redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2020

(Unaudited)

	Private Capital Management Value Fund
	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period*
Class I
Actual	$1,000.00	$1,251.10	$6.81
Hypothetical (5% return before expenses)	1,000.00	1,019.16	6.11

*

Expenses are equal to an annualized expenses ratio for the six-month period ended October 31, 2020 of 1.20% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 25.11%.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Financials	37.8%	$7,771,826
Communication Services	18.1	3,713,179
Consumer Discretionary	16.3	3,343,570
Information Technology	10.5	2,149,647
Industrials	7.5	1,531,810
Materials	7.1	1,466,955
Health Care	2.1	427,395
Other Assets in Excess of Liabilities	0.6	131,395

NET ASSETS	100.0%	$20,535,777

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.4%
Communication Services — 18.1%
IMAX Corp. (Canada)*	69,000	$795,570
Perion Network Ltd. (Israel)*	113,735	788,752
QuinStreet, Inc.*	133,012	2,128,857

		3,713,179

Consumer Discretionary — 16.3%
Everi Holdings, Inc.*	70,906	610,501
Fiesta Restaurant Group, Inc.*	70,355	607,867
Motorcar Parts of America, Inc.*	58,908	867,715
Stoneridge, Inc.*	17,910	408,885
Target Hospitality Corp.*	210,264	182,951
Visteon Corp.*	7,425	665,651

		3,343,570

Financials — 37.8%
Capstar Financial Holdings, Inc.	21,965	228,217
Community Financial Corp. (The)	14,585	318,682
ECN Capital Corp. (Canada)	505,700	2,027,857
First Northwest Bancorp	36,190	425,232
Jefferies Financial Group, Inc.	44,005	858,538
KKR & Co., Inc.	35,630	1,216,764
Northrim BanCorp, Inc.	7,425	212,058
SmartFinancial, Inc.	22,779	340,318
StoneX Group, Inc.*	23,031	1,220,183
Synovus Financial Corp.	21,544	560,144
WSFS Financial Corp.	11,481	363,833

		7,771,826

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care — 2.1%
Lantheus Holdings, Inc.*	39,355	$427,395

Industrials — 7.5%
Air Transport Services Group, Inc.*	32,865	921,535
Barrett Business Services, Inc.	10,300	610,275

		1,531,810

Information Technology — 10.5%
Asure Software, Inc.*	111,075	785,300
Information Services Group, Inc.*	342,226	701,564
Verint Systems, Inc.*	13,660	662,783

		2,149,647

Materials — 7.1%
Celanese Corp.	3,565	404,663
Tronox Holdings PLC (United Kingdom), Class A	108,730	1,062,292

		1,466,955

TOTAL COMMON STOCKS (Cost $15,376,667)		20,404,382

TOTAL INVESTMENTS - 99.4% (Cost $15,376,667)		20,404,382
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		131,395

NET ASSETS - 100.0%		$20,535,777

* Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $15,376,667)	$20,404,382
Cash and cash equivalents	217,435
Receivable for capital shares sold	5,447
Dividends and interest receivable	2,451
Receivable from Investment Adviser	4,381
Prepaid expenses and other assets	23,378

Total assets	20,657,474

Liabilities
Payable for capital shares redeemed	56,358
Payable for administration and accounting fees	17,389
Payable for audit fees	14,031
Payable for transfer agent fees	9,859
Payable for shareholder reporting fees	8,064
Payable for legal fees	6,704
Payable for Trustees and Officers	4,100
Payable for custodian fees	3,971
Payable for distribution fees	35
Accrued expenses	1,186

Total liabilities	121,697

Net Assets	$20,535,777

Net Assets consisted of:
Capital Stock, $0.01 par value	$18,652
Paid-in capital	12,711,296
Total distributable earnings.	7,805,829

Net Assets	$20,535,777

Class I:
Net asset value, offering and redemption price per share ($20,535,777 / 1,865,176 shares)	$11.01

The accompanying notes are an integral part of the financial statements.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

Investment income
Dividends	$116,349
Less: foreign taxes withheld	(2,855)

Total investment income	113,494

Expenses
Advisory fees (Note 2)	99,774
Administration and accounting fees (Note 2)	33,110
Transfer agent fees (Note 2)	29,691
Trustees’ and officers’ fees	23,853
Legal fees	15,983
Registration and filing fees	15,842
Audit fees	13,687
Custodian fees (Note 2)	10,051
Shareholder reporting fees	7,340
Distribution fees (Class A) (Note 2)	1,337
Other expenses	2,604

Total expenses before waivers and reimbursements	253,272

Less: waivers and reimbursements (Note 2)	(119,096)

Net expenses after waivers and reimbursements	134,176

Net investment loss	(20,682)

Net realized and unrealized gain from investments:
Net realized gain from investments	2,980,201
Net realized gain from foreign currency transactions	113
Net change in unrealized appreciation from investments	2,256,674
Net change in unrealized appreciation from foreign currency transactions	11

Net realized and unrealized gain from investments	5,236,999

Net increase in net assets resulting from operations	$5,216,317

The accompanying notes are an integral part of the financial statements.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment loss	$(20,682)	$(16,460)
Net realized gain from investments	2,980,314	2,185,398
Net change in unrealized appreciation/(depreciation) on investments	2,256,685	(13,701,030)

Net increase/(decrease) in net assets resulting from operations	5,216,317	(11,532,092)

Less dividends and distributions to shareholders from:
Total distributable earnings
Class A*	—	(631,381)
Class I	—	(5,517,618)

Net decrease in net assets from dividends and distributions to shareholders	—	(6,148,999)

Decrease in net assets derived from capital share transactions (Note 4)	(7,402,333)	(7,204,179)

Total decrease in net assets	(2,186,016)	(24,885,270)

Net assets
Beginning of period	22,721,793	47,607,063

End of period	$20,535,777	$22,721,793

*	Class A Shares were converted to Class I Shares on July 31, 2020 (See Note 4).

The accompanying notes are an integral part of the financial statements.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I*
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$8.80		$15.75		$17.37	$16.63	$13.88	$17.21

Net investment income/(loss)(1)	(0.01)		(0.00	)(2)	(0.03)	(0.04)	(0.22)	0.20
Net realized and unrealized gain/(loss) on investments	2.22		(4.30)		1.10	1.01	3.19	(2.57)

Net increase/(decrease) in net assets resulting from operations	2.21		(4.30)		1.07	0.97	2.97	(2.37)

Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	(0.22)	—
Net realized capital gains	—		(2.65)		(2.69)	(0.23)	—	(0.96)

Total dividends and distributions to shareholders	—		(2.65)		(2.69)	(0.23)	(0.22)	(0.96)

Redemption fees	0.00	(2)	—		0.00 (2)	—	0.00 (2)	0.00 (2)

Net asset value, end of period	$11.01		$8.80		$15.75	$17.37	$16.63	$13.88

Total investment return(3)	25.11%		(32.15)%		8.33%	5.80%	21.50%	(13.76)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,536		$20,565		$42,982	$56,450	$71,173	$79,078
Ratio of expenses to average net assets	1.20	%(4)	1.16%		1.10%	1.07%	1.00%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.27	%(4)	1.83%		1.48%	1.38%	1.34%	1.29%
Ratio of net investment income/(loss) to average net assets	(0.18	)%(4)	(0.02)%		(0.16)%	(0.22)%	(1.53)%	1.30%
Portfolio turnover rate	11	%(6)	20%		20%	17%	11%	14%

*	Class A Shares were converted to Class I Shares on July 31, 2020 (See Note 4).
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is operating as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class C, Class I and Class R Shares. A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase. As of October 31, 2020, the Class C shares and the Class R shares have not yet commenced operations. Effective July 31, 2020, Class A Shares were converted to Class I Shares and Class A Shares were concurrently terminated.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods,

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$20,404,382	$20,404,382	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalent — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Currency Risk — The Fund may invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

2. Transactions with Related Parties and Other Service Providers

Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. Effective September 1, 2019, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2021, unless the Board of Trustees approves its earlier termination. Prior to September 1, 2019, the Expense Limitation was 1.10%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

As of October 31, 2020, the amount of potential recovery was as follows:

Expiration
4/30/2021	4/30/2022	4/30/2023	10/31/2023	Total
$103,120	$219,502	$237,383	$119,096	$679,101

For the six months ended October 31, 2020, the Adviser earned fees of $99,774 and waived and reimbursed fees and expenses of $119,096.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Fund’s Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares. Effective July 31, 2020, Class A Shares were converted to Class I Shares and Class A Shares were concurrently terminated.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Effective October 1, 2020, Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to October 1, 2020, Duff & Phelps, LLC (“D&P”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, D&P and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$2,331,078	$7,661,971

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2020 and year ended April 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020
	Shares	Amount	Shares	Amount
Class A*
Sales	1,015	$8,438	5,813	$43,003
Reinvestments	—	—	52,367	631,022
Redemption Fees**	—	18	—	—
Redemptions	(67,536)	(655,702)	(105,747)	(1,339,222)
Converted to Class I Shares	(185,339)	(1,763,614)	—	—

Net decrease	(251,860)	$(2,410,860)	(47,567)	$(665,197)

Class I*
Sales	141,519	$1,445,479	350,407	$4,145,468
Reinvestments	—	—	445,566	5,507,201
Redemption Fees**	—	175	—	—
Redemptions	(794,395)	(8,200,741)	(1,187,180)	(16,191,651)
Converted from Class A Shares	180,329	1,763,614	—	—

Net decrease	(472,547)	$(4,991,473)	(391,207)	$(6,538,982)

Total net decrease	(724,407)	$(7,402,333)	(438,774)	$(7,204,179)

*  Class A Shares were converted into Class I Shares on July 31, 2020.

**

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 30 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject

19

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2020, the tax character of distributions paid by the Fund was $6,148,999 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Gain	Net Unrealized Appreciation	Other Book/Tax Differences	Total Distributable Earnings
$ —	$2,655,962	$(66,450)	$2,589,512

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$15,376,667

Gross unrealized appreciation	$6,910,291
Gross unrealized depreciation	(1,882,576)

Net unrealized appreciation	$5,027,715

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2020. For the year ended April 30, 2020, the Fund had long-term capital gain deferrals of $485,350, short-term capital loss deferrals of $511,934 and ordinary late year loss deferrals of $39,866.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2020, that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2020, the Fund had no capital loss carryforwards.

20

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2020

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Private Capital Management Value Fund (the “Fund”), met on September 22-23, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

22

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement Regarding Liquidity Risk Management Program (Concluded)

(Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

23

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a videoconference meeting held on September 22-23, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Private Capital Management, LLC (“PCM” or the “Adviser”) and the Trust (the “PCM Agreement”) on behalf of the Private Capital Management Value Fund (“PCM Fund”). At the Meeting, the Board considered the continuation of the PCM Agreement with respect to the PCM Fund for an additional one year period.

In determining whether to continue the PCM Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by PCM in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “PCM 15(c)Response”) regarding (i) the services performed by PCM for the PCM Fund, (ii) the size and qualifications of PCM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the PCM Fund, (iv) investment performance of the PCM Fund, (v) PCM’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the PCM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Fund, and (x) compliance with the PCM Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees received reports at Board meetings throughout the year

24

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

covering matters such as the relative performance of the PCM Fund; compliance with the PCM Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives from PCM joined the Meeting via videoconference and discussed PCM’s history, performance, investment strategy, and compliance program. Representatives of PCM responded to questions from the Board. In addition to the PCM 15(c) Response, the Trustees also considered all other factors they believed to be relevant to considering the continuation of the PCM Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the PCM Fund and PCM, as provided by the terms of the PCM Agreement, including the advisory fee under the PCM Agreement, was fair and reasonable.

The Trustees considered the services provided by PCM to the PCM Fund. The Trustees considered PCM’s personnel and the depth of PCM’s personnel who provide investment management services to the PCM Fund and their experience. Based on the PCM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the PCM Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the PCM Fund is likely to benefit from the continued provision of those services, (iv) PCM has sufficient personnel, with the appropriate skills and experience, to serve the PCM Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the PCM Fund is likely to continue under the PCM Agreement.

The Board discussed PCM’s business continuity plan, and its ability to continue to manage the PCM Fund effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the Fund and PCM. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year, ten year and since inception periods ended June 30, 2020 as applicable for the PCM Fund, the Lipper Mid-Cap Core Index, the PCM Fund’s applicable Lipper index, the S&P 500 Total Return Index, and the Russell 2000 Total Return Index. The Trustees noted that the Class I shares of the PCM Fund underperformed the Lipper Mid-Cap Core Index, the S&P 500 Total Return Index, and the Russell 2000 Total Return Index for the year-to-date, one year, two year, three year, five year, ten year and since inception periods ended June 30, 2020. The Trustees concluded that PCM had adequately explained the factors contributing to the PCM Fund’s performance over such periods.

25

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Concluded)

(Unaudited)

The Trustees also considered information regarding PCM’s advisory fee and an analysis of these fees in relation to the delivery of services to the PCM Fund and any other ancillary benefit resulting from PCM’s relationship with the Fund. The Trustees considered the fees that PCM charges to its separately managed accounts, and evaluated the explanations provided by PCM as to differences in fees charged to the Funds and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Fund versus other funds in the Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that, for the PCM Fund’s Class I shares, the contractual advisory fee and net total expense ratio for the Fund were each higher than but within the range of the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the PCM Fund, PCM’s profitability and certain additional information related to PCM’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the PCM Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the PCM Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that PCM has contractually agreed to waive fees and/or reimburse certain expenses of the PCM Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the PCM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

26

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Private Capital Management, LLC

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PRIVATE CAPITAL

MANAGEMENT VALUE

FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

October 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports will be available on the Private Capital Management Value Fund’s website (www.private-cap.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call toll-free at (888) 568-1267 or write to:

Private Capital Management Value Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PRI-1020

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data

October 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2020†
	Six Months††	1 Year	3 Years	5 Years	Since Inception
Class A (with sales charge)	-3.83%	-17.92%	-1.51%	2.95%	4.35%
Class A (without sales charge)	2.05%	-12.93%	0.46%	4.16%	5.22%
Russell 1000® Value Index	7.06%	-7.57%	1.94%	5.82%	7.06	%*

Class C (with CDSC charge)	0.74%	-14.36%	-0.28%	3.41%	4.46%
Class C (without CDSC charge)	1.74%	-13.56%	-0.28%	3.41%	4.46%
Russell 1000® Value Index	7.06%	-7.57%	1.94%	5.82%	6.94	%**

Institutional Class	2.28%	-12.69%	0.72%	N/A	3.81%
Russell 1000® Value Index	7.06%	-7.57%	1.94%	5.82%	5.41	%***

†

The Quality Dividend Fund (“the Fund”) Class A shares commenced operations on September 30, 2013; Class C shares commenced operations on October 1, 2013; Institutional Class shares commenced operations on October 4, 2016.

††	Not annualized.

*	Benchmark performance is from the inception date of Class A shares of the Fund (September 30, 2013) only and is not the inception date of the benchmark itself.

**	Benchmark performance is from the inception date of Class C shares of the Fund (October 1, 2013) only and is not the inception date of the benchmark itself.

***	Benchmark performance is from the inception date of Institutional Class shares of the Fund (October 4, 2016) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (888) 201-5799.

The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00% when shares are redeemed within 12 months after initial purchase.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2020, are 1.36% and 1.24%, respectively, for Class A shares, 2.11% and 1.99%, respectively, for Class C shares and 1.11% and 0.99%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net

1

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2020

(Unaudited)

assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2021, unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total fees would be higher had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to those of the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of all listed U.S. stocks. It is impossible to invest directly in an index.

Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships (“MLPs”) may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment Trusts (“REITs”) entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.

2

QUALITY DIVIDEND FUND

Fund Expense Disclosure

October 31, 2020

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2020 through October 31, 2020 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

QUALITY DIVIDEND FUND

Fund Expense Disclosure (Concluded)

October 31, 2020

(Unaudited)

	Quality Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2020	October 31, 2020	During Period*
Class A
Actual	$1,000.00	$1,020.50	$ 6.32
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C
Actual	$1,000.00	$1,017.40	$10.12
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11
Institutional Class
Actual	$1,000.00	$1,022.80	$ 5.05
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2020 of 1.24%, 1.99% and 0.99% for Class A, Class C and Institutional Class shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 2.05%, 1.74% and 2.28% for Class A, Class C and Institutional Class shares, respectively.

4

QUALITY DIVIDEND FUND

Portfolio Holdings Summary Table

October 31, 2020

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Oil, Gas & Consumable Fuels	11.9%	$6,198,407
Commercial Banks	11.0	5,721,426
Diversified Telecommunication Services	8.3	4,344,049
Biotechnology	8.0	4,166,620
Electric Utilities	7.6	3,942,056
Tobacco	4.6	2,371,855
REITs	4.3	2,259,305
Containers & Packaging	4.3	2,215,850
IT Services	4.2	2,214,553
Air Freight & Logistics	4.0	2,105,902
Semiconductors & Semiconductor Equipment	4.0	2,100,821
Health Care Providers & Services	4.0	2,096,724
Electrical Equipment	4.0	2,086,886
Technology Hardware, Storage & Peripherals	3.9	2,017,097
Industrial Conglomerates	3.8	1,991,982
Communications Equipment	3.8	1,984,660
Pharmaceuticals	3.8	1,975,810
Insurance	3.8	1,954,082
Other Assets in Excess of Liabilities	0.7	351,932

NET ASSETS	100.0%	$52,100,017

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

October 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.3%
Air Freight & Logistics — 4.0%
United Parcel Service, Inc., Class B	13,404	$2,105,902

Biotechnology — 8.0%
AbbVie, Inc.	25,929	2,206,558
Gilead Sciences, Inc.	33,707	1,960,062

		4,166,620

Commercial Banks — 11.0%
JPMorgan Chase & Co.	17,824	1,747,465
Truist Financial Corp.	51,842	2,183,585
US Bancorp	45,966	1,790,376

		5,721,426

Communications Equipment — 3.8%
Cisco Systems, Inc.	55,283	1,984,660

Containers & Packaging — 4.3%
International Paper Co.	50,648	2,215,850

Diversified Telecommunication Services — 8.3%
AT&T, Inc.	71,952	1,944,143
Verizon Communications, Inc.	42,111	2,399,906

		4,344,049

Electric Utilities — 7.6%
Duke Energy Corp.	21,699	1,998,695
Southern Co. (The)	33,827	1,943,361

		3,942,056

Electrical Equipment — 4.0%
Emerson Electric Co.	32,210	2,086,886

Health Care Providers & Services — 4.0%
Cardinal Health, Inc.	45,790	2,096,724

Industrial Conglomerates — 3.8%
3M Co.	12,453	1,991,982

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — 3.8%
Prudential Financial, Inc.	30,523	$1,954,082

IT Services — 4.2%
International Business Machines Corp.	19,833	2,214,553

Oil, Gas & Consumable Fuels — 11.9%
Chevron Corp.	23,373	1,624,423
Enbridge, Inc. (Canada)	74,773	2,060,744
Exxon Mobil Corp.	44,147	1,440,075
Valero Energy Corp.	27,795	1,073,165

		6,198,407

Pharmaceuticals — 3.8%
Pfizer, Inc.	55,688	1,975,810

Real Estate Investment Trusts — 4.3%
Digital Realty Trust, Inc.	15,657	2,259,305

Semiconductors & Semiconductor Equipment — 4.0%
QUALCOMM, Inc.	17,030	2,100,821

Technology Hardware, Storage & Peripherals — 3.9%
NetApp, Inc.	45,958	2,017,097

Tobacco — 4.6%
Philip Morris International, Inc.	33,397	2,371,855

TOTAL COMMON STOCKS (Cost $51,796,461)		51,748,085

TOTAL INVESTMENTS - 99.3% (Cost $51,796,461)		51,748,085
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		351,932

NET ASSETS - 100.0%		$52,100,017

The accompanying notes are an integral part of the financial statements.

6

QUALITY DIVIDEND FUND

Statement of Assets and Liabilities

October 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $51,796,461)	$51,748,085
Cash and cash equivalents	285,078
Receivable for investments sold	2,231,653
Receivable for capital shares sold	24,218
Dividends receivable	94,436
Prepaid expenses and other assets	44,424

Total assets	54,427,894

Liabilities
Payable for investments purchased	1,980,342
Payable for capital shares redeemed	235,311
Payable for transfer agent fees	22,670
Payable for administration and accounting fees	18,218
Payable for distribution fees	17,096
Payable for audit fees	15,271
Payable to Investment Adviser	11,795
Payable for shareholder reporting fees	10,215
Payable for legal fees	4,620
Payable for Trustees and Officers	3,931
Payable for custodian fees	3,838
Payable for shareholder servicing fees	3,717
Accrued expenses	853

Total liabilities	2,327,877

Net Assets	$52,100,017

Net Assets consisted of:
Capital stock, $0.01 par value	$49,519
Paid-in capital	54,328,209
Total distributable earnings	(2,277,711)

Net Assets	$52,100,017

Class A:
Net asset value, redemption price per share ($27,210,859 / 2,590,280 shares)	$10.50

Maximum offering price per share (100/94.25 of $10.50)	$11.14

Class C:
Net asset value, offering and redemption price per share ($15,737,858 / 1,490,728 shares)	$10.56

Institutional Class:
Net asset value, offering and redemption price per share ($9,151,300 / 870,901 shares)	$10.51

The accompanying notes are an integral part of the financial statements.

7

QUALITY DIVIDEND FUND

Statement of Operations

For the Six Months Ended October 31, 2020

(Unaudited)

Investment income
Dividends	$1,404,778
Less: foreign taxes withheld	(13,629)

Total investment income	1,391,149

Expenses
Advisory fees (Note 2)	172,354
Distribution fees (Class C) (Note 2)	69,303
Transfer agent fees (Note 2)	46,351
Distribution fees (Class A) (Note 2)	36,084
Administration and accounting fees (Note 2)	32,545
Registration and filing fees	24,539
Trustees’ and officers’ fees	24,369
Shareholder servicing fees (Class C)	23,101
Legal fees	15,513
Audit fees	15,109
Shareholder reporting fees	9,994
Custodian fees (Note 2)	9,748
Other expenses	5,608

Total expenses before waivers and reimbursements	484,618

Less: waivers and reimbursements (Note 2)	(71,746)

Net expenses after waivers and reimbursements	412,872

Net investment income	978,277

Net realized and unrealized gain from investments:
Net realized gain from investments	186,920
Net change in unrealized appreciation from investments	93,207

Net realized and unrealized gain from investments	280,127

Net increase in net assets resulting from operations	$1,258,404

The accompanying notes are an integral part of the financial statements.

8

QUALITY DIVIDEND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase/(decrease) in net assets from operations:
Net investment income	$978,277	$1,773,156
Net realized gain from investments	186,920	532,497
Net change in unrealized appreciation/(depreciation) from investments	93,207	(11,198,931)

Net increase/(decrease) in net assets resulting from operations	1,258,404	(8,893,278)

Less dividends and distributions to shareholders from:
Total distributable earnings
Class A	(489,380)	(2,993,150)
Class C	(242,062)	(1,784,502)
Institutional Class	(181,590)	(1,073,008)

Total distributable earnings	(913,032)	(5,850,660)

Total return of capital
Class A	—	(26,147)
Class C	—	(16,868)
Institutional Class	—	(8,535)

Total return of capital	—	(51,550)

Net decrease in net assets from dividends and distributions to shareholders	(913,032)	(5,902,210)

Decrease in net assets derived from capital share transactions (Note 4)	(6,886,119)	(1,734,747)

Total decrease in net assets	(6,540,747)	(16,530,235)

Net assets
Beginning of period	58,640,764	75,170,999

End of period	$52,100,017	$58,640,764

The accompanying notes are an integral part of the financial statements.

9

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for each Class A share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$13.02	$12.29	$12.19	$11.03	$11.66

Net investment income(1)	0.19		0.34	0.33	0.29	0.27	0.26
Net realized and unrealized gain/(loss) on investments	0.02		(1.80)	1.36	0.16	1.13	(0.49)

Net increase/(decrease) in net assets resulting from operations	0.21		(1.46)	1.69	0.45	1.40	(0.23)

Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.34)	(0.38)	(0.35)	(0.24)	(0.26)
Net realized capital gains	—		(0.74)	(0.58)	—	—	(0.14)
Return of capital	—		(0.01)	—	—	—	—

Total dividends and distributions to shareholders	(0.18)		(1.09)	(0.96)	(0.35)	(0.24)	(0.40)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$10.50		$10.47	$13.02	$12.29	$12.19	$11.03

Total investment return(3)	2.05%		(12.46)%	14.66%	3.64%	12.82%	(1.84)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,211		$28,816	$40,283	$37,800	$36,731	$35,607
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.49	%(4)	1.36%	1.41%	1.32%	1.35%	1.37%
Ratio of net investment income to average net assets	3.60	%(4)	2.74%	2.62%	2.32%	2.35%	2.40%
Portfolio turnover rate	11	%(6)	38%	37%	51%	44%	63%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

QUALITY DIVIDEND FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class C share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.52		$13.07	$12.34	$12.24	$11.06	$11.73

Net investment income(1)	0.15		0.25	0.24	0.20	0.18	0.18
Net realized and unrealized gain/(loss) on investments	0.03		(1.80)	1.36	0.15	1.15	(0.51)

Net increase/(decrease) in net assets resulting from operations	0.18		(1.55)	1.60	0.35	1.33	(0.33)

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.25)	(0.29)	(0.25)	(0.15)	(0.20)
Net realized capital gains	—		(0.74)	(0.58)	—	—	(0.14)
Return of capital	—		(0.01)	—	—	—	—

Total dividends and distributions to shareholders	(0.14)		(1.00)	(0.87)	(0.25)	(0.15)	(0.34)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$10.56		$10.52	$13.07	$12.34	$12.24	$11.06

Total investment return(3)	1.74%		(13.10)%	13.73%	2.84%	12.07%	(2.65)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,738		$19,255	$24,326	$23,728	$26,247	$23,217
Ratio of expenses to average net assets	1.99	%(4)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.24	%(4)	2.11%	2.16%	2.06%	2.10%	2.12%
Ratio of net investment income to average net assets	2.86	%(4)	1.99%	1.87%	1.57%	1.58%	1.65%
Portfolio turnover rate	11	%(6)	38%	37%	51%	44%	63%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

QUALITY DIVIDEND FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period October 4, 2016* to April 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$13.03	$12.30	$12.20	$11.33

Net investment income(1)	0.21		0.37	0.36	0.32	0.16
Net realized and unrealized gain/(loss) on investments	0.03		(1.80)	1.36	0.16	0.83

Net increase/(decrease) in net assets resulting from operations	0.24		(1.43)	1.72	0.48	0.99

Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.38)	(0.41)	(0.38)	(0.12)
Net realized capital gains	—		(0.74)	(0.58)	—	—
Return of capital	—		(0.01)	—	—	—

Total dividends and distributions to shareholders	(0.20)		(1.13)	(0.99)	(0.38)	(0.12)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)

Net asset value, end of period	$10.51		$10.47	$13.03	$12.30	$12.20

Total investment return(3)	2.28%		(12.29)%	14.94%	3.89%	8.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,151		$10,570	$10,562	$9,007	$8,731
Ratio of expenses to average net assets	0.99	%(4)	0.99%	0.99%	0.99%	0.99	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.24	%(4)	1.11%	1.17%	1.07%	1.12	%(4)
Ratio of net investment income to average net assets	3.86	%(4)	2.99%	2.87%	2.57%	2.29	%(4)
Portfolio turnover rate	11	%(6)	38%	37%	51%	44	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2017.

The accompanying notes are an integral part of the financial statements.

12

QUALITY DIVIDEND FUND

Notes to Financial Statements

October 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Institutional Class shares. Class A shares are subject to a front end sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A shares made within twelve months of purchase where: (i) $1 million or more of Class A shares was purchased without an initial sales charge, and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1.00% may apply to Class C shares when shares are redeemed within 12 months after initial purchase where the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

13

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/20	Price	Inputs	Inputs
Investments in Securities*	$51,748,085	$51,748,085	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

14

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP . Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.

15

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Cash and Cash Equivalent — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

2. Transactions with Related Parties and Other Service Providers

EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2021 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the

16

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2020, the amount of potential recovery was as follows:

Expiration
April 30, 2021	April 30, 2022	April 30, 2023	October 31, 2023	Total
$27,175	$125,818	$84,774	$71,746	$309,513

For the six months ended October 31, 2020, the Adviser earned advisory fees of $172,354 and waived fees of $71,746.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services

17

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Effective October 1, 2020, Alaric Compliance Services LLC (“Alaric”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to October 1, 2020, Duff & Phelps, LLC (“D&P”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM, D&P and Alaric are compensated for their services provided to the Trust.

3. Investment in Securities

For the six months ended October 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$5,978,106	$12,783,004

4. Capital Share Transactions

For the six months ended October 31, 2020 and the year ended April 30, 2020, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020
	Shares	Amount	Shares	Amount
Class A
Sales	158,271	$1,700,796	209,196	$2,674,007
Reinvestments	33,194	348,747	195,387	2,478,629
Redemption Fees*	—	6	—	238
Redemptions	(354,259)	(3,810,532)	(745,759)	(9,242,054)

Net decrease	(162,794)	$(1,760,983)	(341,176)	$(4,089,180)

18

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2020

(Unaudited)

	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020
	Shares	Amount	Shares	Amount
Class C
Sales	49,643	$539,067	164,281	$1,998,118
Reinvestments	18,610	196,633	122,600	1,566,862
Redemption Fees*	—	3	—	159
Redemptions	(408,381)	(4,398,887)	(316,888)	(3,863,084)

Net decrease	(340,128)	$(3,663,184)	(30,007)	$(297,945)

Institutional Class
Sales	19,004	$202,562	303,731	$3,806,726
Reinvestments	13,134	137,978	70,238	887,687
Redemption Fees*	—	2	—	85
Redemptions	(170,742)	(1,802,494)	(175,367)	(2,042,120)

Net increase/(decrease)	(138,604)	$(1,461,952)	198,602	$2,652,378

Total Net Decrease	(641,526)	$(6,886,119)	(172,581)	$(1,734,747)

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

19

QUALITY DIVIDEND FUND

Notes to Financial Statements (Concluded)

October 31, 2020

(Unaudited)

For the year ended April 30, 2020, the tax character of distributions paid by the Fund was $1,968,917 of ordinary income dividends, $3,881,743 of long-term capital gains dividends and $51,550 of return of capital. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed	Net	Other	Total
Long-Term	Unrealized	Book/Tax	Distributable
Gain	Depreciation	Differences	Earnings/(Deficit)
$ —	$(219,499)	$(2,403,584)	$(2,623,083)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$51,796,461

Gross unrealized appreciation	$6,938,501
Gross unrealized depreciation	(6,986,877)

Net unrealized depreciation	$(48,376)

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2020, the Fund had long-term capital gain deferrals of $1,955,408 and short-term capital loss deferrals of $4,353,073.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2020, that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2020, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20

QUALITY DIVIDEND FUND

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Quality Dividend Fund (the “Fund”), met on September 22-23, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Fund, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Fund’s Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of June 30, 2020 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s portfolio holdings, a HLIM was not currently required for the Fund.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed the Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on the Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish the Fund’s reasonably anticipated trading size. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration the Fund’s shareholder ownership concentration and the fact that shares of the Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of the Fund’s holdings, it was noted that the Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

21

QUALITY DIVIDEND FUND

Statement Regarding Liquidity Risk Management Program (Concluded)

(Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in the Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Fund does not currently have a borrowing or other credit funding arrangement.

22

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At a videoconference meeting held on September 22-23, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) and the Trust (the “EquityCompass Agreement”) on behalf of the Quality Dividend Fund. At the Meeting, the Board considered the continuation of the EquityCompass Agreement with respect to the Quality Dividend Fund for an additional one year period.

In determining whether to continue the EquityCompass Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by EquityCompass in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EquityCompass 15(c)Response”) regarding (i) the services performed by EquityCompass for the Quality Dividend Fund, (ii) the size and qualifications of EquityCompass’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Quality Dividend Fund, (iv) investment performance of the Quality Dividend Fund, (v) the financial condition of EquityCompass’s parent company, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Quality Dividend Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EquityCompass’s ability to service the Quality Dividend Fund, and (x) compliance with the Quality Dividend Fund’s investment objective, policies and practices (including

23

QUALITY DIVIDEND FUND

Other Information (Continued)

(Unaudited)

codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees received reports at Board meetings throughout the year covering matters such as the relative performance of the Quality Dividend Fund; compliance with the Quality Dividend Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives from EquityCompass joined the Meeting via videoconference and discussed EquityCompass’s history, performance, investment strategy, and compliance program. Representatives of EquityCompass responded to questions from the Board. In addition to the EquityCompass 15(c) Response, the Trustees also considered all other factors they believed to be relevant to considering the continuation of the EquityCompass Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Quality Dividend Fund and EquityCompass, as provided by the terms of the EquityCompass Agreement, including the advisory fee under the EquityCompass Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by EquityCompass to the Quality Dividend Fund. The Trustees considered EquityCompass’s personnel and the depth of EquityCompass’s personnel who provide investment management services to the Quality Dividend Fund and their experience. Based on the EquityCompass 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EquityCompass are appropriate and consistent with the terms of the EquityCompass Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Quality Dividend Fund is likely to benefit from the continued provision of those services, (iv) EquityCompass has sufficient personnel, with the appropriate skills and experience, to serve the Quality Dividend Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Quality Dividend Fund is likely to continue under the EquityCompass Agreement.

The Board discussed EquityCompass’s business continuity plan, and its ability to continue to manage the Quality Dividend Fund effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the Quality Dividend Fund and EquityCompass. The Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year and since inception periods ended June 30, 2020 as applicable for the Quality Dividend Fund, the Lipper Global Equity Income Funds Index, the Quality Dividend Fund’s applicable Lipper index, the S&P 500 Total Return Index, and the Russell 1000 Value Total Return Index. The Trustees noted that the Institutional Class shares of the Quality Dividend Fund underperformed the Lipper Global Equity

24

QUALITY DIVIDEND FUND

Other Information (Concluded)

(Unaudited)

Income Funds Index, S&P 500 Total Return Index and the Russell 1000 Value Total Return Index to varying degrees for the year-to-date, one year, two year, three year, five year, and since inception periods ended June 30, 2020. The Trustees concluded that EquityCompass had adequately explained the factors contributing to the Quality Dividend Fund’s performance over such periods.

The Trustees also considered information regarding EquityCompass’s advisory fee and an analysis of these fees in relation to the delivery of services to the Quality Dividend Fund and any other ancillary benefit resulting from EquityCompass’s relationship with the Quality Dividend Fund. The Trustees considered the fees that EquityCompass charges to its separately managed accounts, and evaluated the explanations provided by EquityCompass as to differences in fees charged to the Quality Dividend Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Quality Dividend Fund versus other funds in the Quality Dividend Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that, for the Quality Dividend Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the Fund were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EquityCompass are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Quality Dividend Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by EquityCompass, the compensation and benefits received by EquityCompass in providing services to the Quality Dividend Fund, the profitability and certain additional information related to the financial condition of EquityCompass’s parent company. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EquityCompass.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Quality Dividend Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Quality Dividend Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Quality Dividend Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that EquityCompass has contractually agreed to waive fees and/or reimburse certain expenses of the Quality Dividend Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EquityCompass Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

25

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Investment Adviser

EquityCompass Investment Management, LLC

One South Street

Baltimore, MD 21202

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

QUA-1020

QUALITY DIVIDEND

FUND

of

FundVantage Trust

Class A (QDVAX)

Class C (QDVCX)

Institutional Class (QDVIX)

SEMI-ANNUAL

REPORT

October 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. Instead, shareholder reports will be available on the Quality Dividend Fund’s website (www.equitycompass.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Fund, call toll-free at (888) 201-5799 or write to:

Quality Dividend Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:    December 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:    December 30, 2020

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date:    December 30, 2020

* Print the name and title of each signing officer under his or her signature.